Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000221900
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset: Multi-RAE PLUS Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-RAE PLUS Fund	$120	1.04%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. large cap equities contributed to performance, as the value of these securities increased.

  Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities increased.

  Long exposure to U.S. small cap equities contributed to performance, as the value of these securities increased.

  Long exposure to emerging market equities contributed to performance, as the value of these securities increased.

  The Fund’s bond alpha strategy detracted from returns.

  Agency mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

  Securitized credit spread exposure, particularly through non-agency residential MBS, contributed to performance, as spreads tightened.

  British pound duration positioning detracted from performance, as interest rates rose on the intermediate and long end, with the Fund being long principally on the intermediate portion of the curve. This was offset, in part, by short allocations to the 30 year portion of the curve.

  Australian dollar duration positioning detracted from performance, as interest rates rose across the curve, with the Fund being long principally in the short and intermediate portion of the curve. This was offset, in part, by short allocations to the 30 year portion of the curve.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO All Asset: Multi-RAE PLUS Fund	MSCI All Country World Index	MSCI All Country World Value Index
10/6/20	$10,000	$10,000	$10,000
10/31/20	$9,690	$9,677	$9,613
11/30/20	$11,070	$10,870	$11,029
12/31/20	$11,646	$11,375	$11,491
1/31/21	$12,057	$11,323	$11,401
2/28/21	$12,579	$11,585	$11,909
3/31/21	$12,959	$11,895	$12,509
4/30/21	$13,015	$12,415	$12,890
5/31/21	$13,529	$12,608	$13,285
6/30/21	$13,435	$12,774	$13,115
7/31/21	$13,109	$12,862	$13,104
8/31/21	$13,261	$13,184	$13,335
9/30/21	$12,985	$12,639	$12,933
10/31/21	$13,103	$13,285	$13,454
11/30/21	$12,416	$12,965	$12,938
12/31/21	$13,118	$13,483	$13,745
1/31/22	$12,829	$12,821	$13,579
2/28/22	$12,540	$12,490	$13,358
3/31/22	$12,480	$12,760	$13,614
4/30/22	$11,747	$11,739	$12,927
5/31/22	$11,903	$11,753	$13,178
6/30/22	$10,557	$10,762	$12,049
7/31/22	$11,050	$11,514	$12,527
8/31/22	$10,869	$11,090	$12,183
9/30/22	$9,691	$10,028	$11,126
10/31/22	$10,352	$10,633	$12,070
11/30/22	$11,278	$11,458	$13,015
12/31/22	$11,074	$11,007	$12,708
1/31/23	$11,927	$11,796	$13,335
2/28/23	$11,603	$11,458	$12,909
3/31/23	$11,591	$11,811	$12,865
4/30/23	$11,759	$11,981	$13,089
5/31/23	$11,398	$11,853	$12,527
6/30/23	$12,011	$12,541	$13,248
7/31/23	$12,673	$13,000	$13,795
8/31/23	$12,192	$12,637	$13,367
9/30/23	$11,921	$12,114	$13,015
10/31/23	$11,528	$11,750	$12,563
11/30/23	$12,167	$12,834	$13,482
12/31/23	$12,671	$13,451	$14,208
1/31/24	$12,684	$13,530	$14,188
2/29/24	$12,958	$14,110	$14,553
3/31/24	$13,251	$14,553	$15,182
4/30/24	$13,137	$14,073	$14,726
5/31/24	$13,491	$14,645	$15,161
6/30/24	$13,496	$14,971	$15,092
7/31/24	$13,796	$15,212	$15,749
8/31/24	$13,927	$15,599	$16,175
9/30/24	$14,228	$15,961	$16,515
10/31/24	$13,675	$15,603	$16,104
11/30/24	$14,309	$16,186	$16,607
12/31/24	$13,886	$15,803	$15,737
1/31/25	$14,298	$16,334	$16,399
2/28/25	$14,312	$16,235	$16,650
3/31/25	$14,252	$15,594	$16,487
4/30/25	$14,602	$15,739	$16,295
5/31/25	$15,314	$16,644	$16,810
6/30/25	$15,923	$17,391	$17,450
7/31/25	$16,023	$17,627	$17,544
8/31/25	$16,707	$18,063	$18,112
9/30/25	$17,075	$18,717	$18,519
10/31/25	$17,507	$19,136	$18,517
11/30/25	$17,781	$19,134	$18,843
12/31/25	$18,213	$19,333	$19,196
1/31/26	$19,411	$19,907	$20,186
2/28/26	$20,591	$20,162	$20,858
3/31/26	$18,636	$18,714	$19,420

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 10/6/20
PIMCO All Asset: Multi-RAE PLUS Fund	30.76%	7.54%	12.03%
MSCI All Country World Index	20.01%	9.49%	12.11%
MSCI All Country World Value Index	17.79%	9.20%	12.87%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
AssetsNet	$ 1,705,482,000
Holdings Count | Holding	2,432
Advisory Fees Paid, Amount	$ 13,003,000
InvestmentCompanyPortfolioTurnover	904.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,705,482
# of Portfolio Holdings	2,432
Portfolio Turnover Rate	904%
Total Net Advisory Fees Paid During the Reporting Period	$13,003
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.4%
Asset-Backed Securities	29.3%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	4.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	1.6%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(104.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000221899
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset: Multi-Real Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset: Multi-Real Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-Real Fund	$416	3.91%

Expenses Paid, Amount	$ 416
Expense Ratio, Percent	3.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to commodities contributed to performance, as the value of these securities increased.

  Long exposure to real estate investment trusts contributed to performance, as the value of these securities increased.

  Long exposure to master limited partnerships contributed to performance, as the value of these securities increased.

  The Fund’s structural bond alpha strategy detracted from performance over the reporting period.

  The primary driver of performance is the structural allocation to U.S. Treasury Inflation-Protected Securities underperforming the financing rate used to obtain the Fund’s other exposures.

  This was partially offset by securitized credit spread exposure, particularly through agency residential mortgage-backed securities, which contributed to performance, as spreads tightened.

  Sector-specific strategies within the Fund’s commodity exposures and financing costs associated with the REIT exposure also detracted from performance.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO All Asset: Multi-Real Fund	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index
9/22/20	$10,000	$10,000	$10,000	$10,000
9/30/20	$10,100	$9,989	$10,027	$10,033
10/31/20	$9,680	$9,990	$9,962	$9,974
11/30/20	$10,940	$10,047	$10,074	$10,762
12/31/20	$11,544	$10,077	$10,189	$11,204
1/31/21	$11,796	$10,023	$10,223	$11,340
2/28/21	$12,432	$9,868	$10,058	$12,009
3/31/21	$12,687	$9,829	$10,039	$12,159
4/30/21	$13,935	$9,854	$10,180	$13,166
5/31/21	$14,348	$9,876	$10,303	$13,405
6/30/21	$14,862	$9,924	$10,366	$13,683
7/31/21	$15,871	$10,048	$10,642	$14,173
8/31/21	$15,936	$10,028	$10,623	$14,276
9/30/21	$15,593	$9,933	$10,547	$14,237
10/31/21	$16,728	$9,907	$10,667	$15,003
11/30/21	$16,149	$9,978	$10,762	$14,410
12/31/21	$17,465	$9,937	$10,796	$15,313
1/31/22	$17,101	$9,781	$10,578	$15,491
2/28/22	$17,440	$9,651	$10,668	$15,700
3/31/22	$18,565	$9,443	$10,470	$16,905
4/30/22	$18,031	$9,189	$10,256	$16,863
5/31/22	$17,446	$9,177	$10,154	$16,410
6/30/22	$15,401	$9,037	$9,833	$14,890
7/31/22	$17,377	$9,267	$10,261	$15,870
8/31/22	$16,139	$9,026	$9,988	$15,384
9/30/22	$13,288	$8,736	$9,327	$13,818
10/31/22	$14,192	$8,706	$9,443	$14,266
11/30/22	$14,973	$8,928	$9,615	$14,875
12/31/22	$14,222	$8,822	$9,517	$14,303
1/31/23	$15,465	$9,026	$9,692	$15,053
2/28/23	$14,537	$8,882	$9,559	$14,329
3/31/23	$14,669	$9,079	$9,835	$14,128
4/30/23	$14,703	$9,125	$9,846	$14,124
5/31/23	$13,841	$9,089	$9,728	$13,531
6/30/23	$14,421	$9,084	$9,695	$14,150
7/31/23	$15,167	$9,087	$9,708	$14,795
8/31/23	$14,769	$9,075	$9,621	$14,503
9/30/23	$14,049	$8,919	$9,443	$13,944
10/31/23	$13,647	$8,856	$9,375	$13,647
11/30/23	$14,519	$9,160	$9,629	$14,228
12/31/23	$15,201	$9,453	$9,888	$14,749
1/31/24	$15,100	$9,434	$9,906	$14,481
2/29/24	$15,100	$9,370	$9,799	$14,509
3/31/24	$15,535	$9,454	$9,880	$14,887
4/30/24	$14,717	$9,302	$9,713	$14,543
5/31/24	$15,211	$9,384	$9,880	$15,022
6/30/24	$15,427	$9,466	$9,958	$15,113
7/31/24	$15,944	$9,648	$10,135	$15,250
8/31/24	$16,427	$9,754	$10,215	$15,739
9/30/24	$16,876	$9,867	$10,368	$16,329
10/31/24	$16,225	$9,734	$10,182	$15,922
11/30/24	$16,876	$9,849	$10,232	$16,319
12/31/24	$15,828	$9,774	$10,070	$15,820
1/31/25	$16,263	$9,812	$10,200	$16,228
2/28/25	$16,880	$9,930	$10,422	$16,604
3/31/25	$16,806	$9,888	$10,489	$16,619
4/30/25	$16,032	$9,986	$10,502	$15,990
5/31/25	$16,143	$9,953	$10,440	$16,109
6/30/25	$16,346	$10,048	$10,540	$16,225
7/31/25	$16,346	$10,040	$10,552	$16,129
8/31/25	$17,152	$10,095	$10,715	$16,660
9/30/25	$17,420	$10,169	$10,761	$16,935
10/31/25	$17,344	$10,250	$10,799	$17,068
11/30/25	$17,726	$10,271	$10,819	$17,604
12/31/25	$17,368	$10,249	$10,776	$17,359
1/31/26	$18,023	$10,274	$10,809	$18,520
2/28/26	$19,392	$10,418	$10,950	$19,334
3/31/26	$18,987	$10,234	$10,804	$19,898

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 9/22/20
PIMCO All Asset: Multi-Real Fund	12.98%	8.40%	12.32%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	0.42%
Bloomberg U.S. TIPS Index	3.00%	1.48%	1.41%
50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index	19.73%	10.35%	13.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
AssetsNet	$ 2,211,602,000
Holdings Count | Holding	1,112
Advisory Fees Paid, Amount	$ 9,526,000
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,211,602
# of Portfolio Holdings	1,112
Portfolio Turnover Rate	153%
Total Net Advisory Fees Paid During the Reporting Period	$9,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	107.5%
Real Estate Investment Trusts	25.2%
U.S. Government Agencies	21.7%
Asset-Backed Securities	7.4%
Sovereign Issues	7.3%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.1%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.7%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(99.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000237352
Shareholder Report [Line Items]
Fund Name	PIMCO All Authority: Multi-RAE PLUS Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Authority: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Authority: Multi-RAE PLUS Fund	$120	1.04%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities increased.

  Long exposure to emerging market equities contributed to performance, as the value of these securities increased.

  Long exposure to U.S. small cap equities contributed to performance, as the value of these securities increased.

  Inverse exposure to U.S. large cap equities detracted from performance, as the value of securities tied to inverse U.S. equity exposure decreased.

  The Fund’s bond alpha strategy detracted from returns.

  Agency mortgage-backed securities contributed to performance, as spreads tightened.

  Investment grade corporate credit spread exposure contributed to performance, as spreads tightened when the Fund had long positions and widened when the fund had short positions.

  British pound duration positioning detracted from performance, as interest rates rose on the intermediate and long end, with the Fund being long principally on the intermediate portion of the curve. This was offset, in part, by short allocations to the 30 year portion of the curve.

  Australian dollar duration positioning detracted from performance, as interest rates rose across the curve, with the Fund being long principally in the short and intermediate portion of the curve. This was offset, in part, by short allocations to the 30 year portion of the curve.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO All Authority: Multi-RAE PLUS Fund	MSCI All Country World Index	MSCI All Country World Value Index
8/23/22	$10,000	$10,000	$10,000
8/31/22	$9,750	$9,672	$9,716
9/30/22	$8,750	$8,746	$8,873
10/31/22	$9,200	$9,274	$9,625
11/30/22	$9,870	$9,993	$10,379
12/31/22	$9,872	$9,600	$10,134
1/31/23	$10,460	$10,288	$10,634
2/28/23	$10,318	$9,993	$10,295
3/31/23	$10,216	$10,301	$10,259
4/30/23	$10,321	$10,450	$10,438
5/31/23	$9,965	$10,338	$9,990
6/30/23	$10,238	$10,938	$10,565
7/31/23	$10,660	$11,338	$11,001
8/31/23	$10,343	$11,021	$10,660
9/30/23	$10,287	$10,566	$10,379
10/31/23	$10,287	$10,248	$10,018
11/30/23	$10,138	$11,194	$10,751
12/31/23	$10,170	$11,732	$11,330
1/31/24	$10,170	$11,800	$11,314
2/29/24	$10,036	$12,307	$11,605
3/31/24	$10,092	$12,693	$12,107
4/30/24	$10,237	$12,274	$11,743
5/31/24	$10,281	$12,773	$12,091
6/30/24	$10,170	$13,057	$12,036
7/31/24	$10,281	$13,268	$12,559
8/31/24	$10,326	$13,605	$12,899
9/30/24	$10,438	$13,921	$13,170
10/31/24	$10,081	$13,608	$12,842
11/30/24	$10,505	$14,117	$13,244
12/31/24	$10,264	$13,783	$12,550
1/31/25	$10,499	$14,246	$13,077
2/28/25	$10,588	$14,160	$13,277
3/31/25	$10,644	$13,601	$13,148
4/30/25	$11,158	$13,727	$12,994
5/31/25	$11,661	$14,517	$13,405
6/30/25	$12,085	$15,168	$13,916
7/31/25	$12,119	$15,374	$13,991
8/31/25	$12,632	$15,754	$14,443
9/30/25	$12,878	$16,325	$14,768
10/31/25	$13,157	$16,690	$14,766
11/30/25	$13,336	$16,688	$15,027
12/31/25	$13,714	$16,862	$15,308
1/31/26	$14,607	$17,362	$16,098
2/28/26	$15,544	$17,585	$16,633
3/31/26	$14,017	$16,322	$15,487

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception 8/23/22
PIMCO All Authority: Multi-RAE PLUS Fund	31.68%	9.83%
MSCI All Country World Index	20.01%	14.57%
MSCI All Country World Value Index	17.79%	12.91%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
AssetsNet	$ 140,842,000
Holdings Count | Holding	1,202
Advisory Fees Paid, Amount	$ 1,172,000
InvestmentCompanyPortfolioTurnover	896.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$140,842
# of Portfolio Holdings	1,202
Portfolio Turnover Rate	896%
Total Net Advisory Fees Paid During the Reporting Period	$1,172
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	110.6%
Asset-Backed Securities	21.0%
Non-Agency Mortgage-Backed Securities	14.4%
Sovereign Issues	13.2%
Corporate Bonds & Notes	4.8%
U.S. Treasury Obligations	3.9%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	23.7%
Affiliated Investments	8.3%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(104.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000046098
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class A
Trading Symbol	PONAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$9,624	$10,000
4/30/16	$9,731	$10,038
5/31/16	$9,798	$10,041
6/30/16	$9,849	$10,221
7/31/16	$9,967	$10,286
8/31/16	$10,034	$10,274
9/30/16	$10,119	$10,268
10/31/16	$10,163	$10,190
11/30/16	$10,147	$9,949
12/31/16	$10,250	$9,963
1/31/17	$10,336	$9,982
2/28/17	$10,457	$10,049
3/31/17	$10,536	$10,044
4/30/17	$10,606	$10,122
5/31/17	$10,711	$10,199
6/30/17	$10,764	$10,189
7/31/17	$10,826	$10,233
8/31/17	$10,924	$10,325
9/30/17	$10,978	$10,276
10/31/17	$11,032	$10,282
11/30/17	$11,060	$10,268
12/31/17	$11,088	$10,316
1/31/18	$11,053	$10,197
2/28/18	$11,001	$10,100
3/31/18	$11,047	$10,165
4/30/18	$10,994	$10,089
5/31/18	$10,986	$10,161
6/30/18	$10,987	$10,149
7/31/18	$11,044	$10,151
8/31/18	$11,022	$10,216
9/30/18	$11,037	$10,151
10/31/18	$11,020	$10,070
11/30/18	$11,022	$10,131
12/31/18	$11,107	$10,317
1/31/19	$11,288	$10,426
2/28/19	$11,336	$10,420
3/31/19	$11,433	$10,620
4/30/19	$11,529	$10,623
5/31/19	$11,579	$10,812
6/30/19	$11,694	$10,947
7/31/19	$11,724	$10,971
8/31/19	$11,590	$11,256
9/30/19	$11,669	$11,196
10/31/19	$11,749	$11,230
11/30/19	$11,799	$11,224
12/31/19	$11,952	$11,216
1/31/20	$12,043	$11,432
2/29/20	$11,985	$11,638
3/31/20	$11,025	$11,569
4/30/20	$11,269	$11,775
5/31/20	$11,523	$11,830
6/30/20	$11,728	$11,904
7/31/20	$11,893	$12,082
8/31/20	$12,063	$11,984
9/30/20	$12,069	$11,978
10/31/20	$12,096	$11,924
11/30/20	$12,412	$12,041
12/31/20	$12,595	$12,058
1/31/21	$12,632	$11,971
2/28/21	$12,576	$11,799
3/31/21	$12,561	$11,651
4/30/21	$12,694	$11,743
5/31/21	$12,763	$11,782
6/30/21	$12,801	$11,864
7/31/21	$12,839	$11,997
8/31/21	$12,867	$11,974
9/30/21	$12,862	$11,871
10/31/21	$12,805	$11,867
11/30/21	$12,736	$11,902
12/31/21	$12,872	$11,872
1/31/22	$12,738	$11,616
2/28/22	$12,420	$11,487
3/31/22	$12,318	$11,168
4/30/22	$11,988	$10,744
5/31/22	$12,060	$10,813
6/30/22	$11,668	$10,643
7/31/22	$12,034	$10,903
8/31/22	$11,893	$10,595
9/30/22	$11,440	$10,138
10/31/22	$11,464	$10,006
11/30/22	$11,847	$10,374
12/31/22	$11,818	$10,327
1/31/23	$12,220	$10,645
2/28/23	$11,981	$10,370
3/31/23	$12,121	$10,633
4/30/23	$12,169	$10,698
5/31/23	$12,124	$10,581
6/30/23	$12,243	$10,544
7/31/23	$12,386	$10,536
8/31/23	$12,340	$10,469
9/30/23	$12,164	$10,203
10/31/23	$12,011	$10,042
11/30/23	$12,481	$10,497
12/31/23	$12,868	$10,898
1/31/24	$12,943	$10,868
2/29/24	$12,872	$10,715
3/31/24	$13,033	$10,814
4/30/24	$12,801	$10,541
5/31/24	$13,025	$10,719
6/30/24	$13,077	$10,821
7/31/24	$13,378	$11,074
8/31/24	$13,480	$11,233
9/30/24	$13,658	$11,383
10/31/24	$13,432	$11,101
11/30/24	$13,625	$11,218
12/31/24	$13,512	$11,035
1/31/25	$13,668	$11,093
2/28/25	$13,915	$11,337
3/31/25	$13,943	$11,342
4/30/25	$13,971	$11,386
5/31/25	$13,972	$11,305
6/30/25	$14,238	$11,478
7/31/25	$14,253	$11,448
8/31/25	$14,480	$11,585
9/30/25	$14,589	$11,711
10/31/25	$14,778	$11,785
11/30/25	$14,888	$11,858
12/31/25	$14,944	$11,840
1/31/26	$15,027	$11,853
2/28/26	$15,225	$12,047
3/31/26	$14,860	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.58%	3.42%	4.44%
Class A (including sales charge)	2.56%	2.63%	4.04%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 225,534,745,000
Holdings Count | Holding	10,992
Advisory Fees Paid, Amount	$ 506,529,000
InvestmentCompanyPortfolioTurnover	674.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000046103
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Administrative Class
Trading Symbol	PIINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,011,308	$1,003,838
5/31/16	$1,018,400	$1,004,096
6/30/16	$1,023,810	$1,022,137
7/31/16	$1,036,131	$1,028,599
8/31/16	$1,043,319	$1,027,423
9/30/16	$1,052,275	$1,026,821
10/31/16	$1,056,908	$1,018,967
11/30/16	$1,055,427	$994,865
12/31/16	$1,066,263	$996,268
1/31/17	$1,075,378	$998,223
2/28/17	$1,088,086	$1,004,932
3/31/17	$1,096,381	$1,004,405
4/30/17	$1,103,815	$1,012,156
5/31/17	$1,114,880	$1,019,947
6/30/17	$1,120,572	$1,018,920
7/31/17	$1,127,196	$1,023,305
8/31/17	$1,137,493	$1,032,484
9/30/17	$1,143,258	$1,027,566
10/31/17	$1,149,039	$1,028,161
11/30/17	$1,152,075	$1,026,841
12/31/17	$1,155,124	$1,031,554
1/31/18	$1,151,671	$1,019,674
2/28/18	$1,146,333	$1,010,008
3/31/18	$1,151,300	$1,016,485
4/30/18	$1,145,916	$1,008,925
5/31/18	$1,145,253	$1,016,126
6/30/18	$1,145,538	$1,014,876
7/31/18	$1,151,557	$1,015,117
8/31/18	$1,149,475	$1,021,649
9/30/18	$1,151,182	$1,015,070
10/31/18	$1,149,538	$1,007,049
11/30/18	$1,149,832	$1,013,060
12/31/18	$1,158,921	$1,031,671
1/31/19	$1,177,864	$1,042,627
2/28/19	$1,183,092	$1,042,023
3/31/19	$1,193,290	$1,062,032
4/30/19	$1,203,534	$1,062,304
5/31/19	$1,208,828	$1,081,161
6/30/19	$1,220,976	$1,094,739
7/31/19	$1,224,298	$1,097,147
8/31/19	$1,210,434	$1,125,576
9/30/19	$1,218,871	$1,119,581
10/31/19	$1,227,345	$1,122,953
11/30/19	$1,232,781	$1,122,381
12/31/19	$1,248,934	$1,121,599
1/31/20	$1,258,580	$1,143,184
2/29/20	$1,252,640	$1,163,759
3/31/20	$1,152,491	$1,156,911
4/30/20	$1,178,067	$1,177,476
5/31/20	$1,204,817	$1,182,959
6/30/20	$1,226,380	$1,190,410
7/31/20	$1,243,775	$1,208,191
8/31/20	$1,261,728	$1,198,439
9/30/20	$1,262,540	$1,197,782
10/31/20	$1,265,512	$1,192,434
11/30/20	$1,298,778	$1,204,134
12/31/20	$1,318,039	$1,205,794
1/31/21	$1,322,118	$1,197,148
2/28/21	$1,316,384	$1,179,861
3/31/21	$1,315,015	$1,165,128
4/30/21	$1,329,023	$1,174,333
5/31/21	$1,336,461	$1,178,169
6/30/21	$1,340,604	$1,186,447
7/31/21	$1,344,760	$1,199,713
8/31/21	$1,347,816	$1,197,429
9/30/21	$1,347,535	$1,187,061
10/31/21	$1,341,658	$1,186,734
11/30/21	$1,334,641	$1,190,245
12/31/21	$1,349,005	$1,187,200
1/31/22	$1,335,165	$1,161,622
2/28/22	$1,302,019	$1,148,663
3/31/22	$1,291,510	$1,116,751
4/30/22	$1,257,014	$1,074,373
5/31/22	$1,264,765	$1,081,300
6/30/22	$1,223,836	$1,064,336
7/31/22	$1,262,338	$1,090,343
8/31/22	$1,247,715	$1,059,533
9/30/22	$1,200,360	$1,013,755
10/31/22	$1,203,032	$1,000,624
11/30/22	$1,243,313	$1,037,423
12/31/22	$1,240,514	$1,032,743
1/31/23	$1,282,804	$1,064,515
2/28/23	$1,257,845	$1,036,991
3/31/23	$1,272,717	$1,063,333
4/30/23	$1,277,928	$1,069,778
5/31/23	$1,273,382	$1,058,130
6/30/23	$1,286,024	$1,054,356
7/31/23	$1,301,199	$1,053,621
8/31/23	$1,296,583	$1,046,891
9/30/23	$1,278,219	$1,020,288
10/31/23	$1,262,273	$1,004,186
11/30/23	$1,311,819	$1,049,662
12/31/23	$1,352,738	$1,089,842
1/31/24	$1,360,736	$1,086,849
2/29/24	$1,353,413	$1,071,494
3/31/24	$1,370,499	$1,081,388
4/30/24	$1,346,294	$1,054,074
5/31/24	$1,370,053	$1,071,944
6/30/24	$1,375,646	$1,082,092
7/31/24	$1,407,518	$1,107,367
8/31/24	$1,418,439	$1,123,279
9/30/24	$1,437,365	$1,138,319
10/31/24	$1,413,753	$1,110,090
11/30/24	$1,434,210	$1,121,827
12/31/24	$1,422,475	$1,103,468
1/31/25	$1,439,081	$1,109,322
2/28/25	$1,465,279	$1,133,729
3/31/25	$1,468,389	$1,134,155
4/30/25	$1,471,513	$1,138,613
5/31/25	$1,471,897	$1,130,460
6/30/25	$1,500,003	$1,147,843
7/31/25	$1,501,780	$1,144,815
8/31/25	$1,525,960	$1,158,507
9/30/25	$1,537,596	$1,171,145
10/31/25	$1,557,767	$1,178,462
11/30/25	$1,569,512	$1,185,785
12/31/25	$1,575,606	$1,184,031
1/31/26	$1,584,597	$1,185,295
2/28/26	$1,605,602	$1,204,706
3/31/26	$1,567,385	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.74%	3.57%	4.60%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 225,534,745,000
Holdings Count | Holding	10,992
Advisory Fees Paid, Amount	$ 506,529,000
InvestmentCompanyPortfolioTurnover	674.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000046099
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class C
Trading Symbol	PONCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.66%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,106	$10,038
5/31/16	$10,169	$10,041
6/30/16	$10,215	$10,221
7/31/16	$10,331	$10,286
8/31/16	$10,395	$10,274
9/30/16	$10,477	$10,268
10/31/16	$10,515	$10,190
11/30/16	$10,493	$9,949
12/31/16	$10,593	$9,963
1/31/17	$10,675	$9,982
2/28/17	$10,794	$10,049
3/31/17	$10,868	$10,044
4/30/17	$10,934	$10,122
5/31/17	$11,035	$10,199
6/30/17	$11,083	$10,189
7/31/17	$11,140	$10,233
8/31/17	$11,234	$10,325
9/30/17	$11,282	$10,276
10/31/17	$11,331	$10,282
11/30/17	$11,352	$10,268
12/31/17	$11,374	$10,316
1/31/18	$11,332	$10,197
2/28/18	$11,270	$10,100
3/31/18	$11,311	$10,165
4/30/18	$11,249	$10,089
5/31/18	$11,234	$10,161
6/30/18	$11,229	$10,149
7/31/18	$11,279	$10,151
8/31/18	$11,249	$10,216
9/30/18	$11,258	$10,151
10/31/18	$11,234	$10,070
11/30/18	$11,228	$10,131
12/31/18	$11,308	$10,317
1/31/19	$11,485	$10,426
2/28/19	$11,527	$10,420
3/31/19	$11,618	$10,620
4/30/19	$11,709	$10,623
5/31/19	$11,752	$10,812
6/30/19	$11,861	$10,947
7/31/19	$11,885	$10,971
8/31/19	$11,741	$11,256
9/30/19	$11,814	$11,196
10/31/19	$11,887	$11,230
11/30/19	$11,931	$11,224
12/31/19	$12,079	$11,216
1/31/20	$12,163	$11,432
2/29/20	$12,096	$11,638
3/31/20	$11,120	$11,569
4/30/20	$11,359	$11,775
5/31/20	$11,608	$11,830
6/30/20	$11,807	$11,904
7/31/20	$11,966	$12,082
8/31/20	$12,129	$11,984
9/30/20	$12,128	$11,978
10/31/20	$12,147	$11,924
11/30/20	$12,458	$12,041
12/31/20	$12,633	$12,058
1/31/21	$12,663	$11,971
2/28/21	$12,598	$11,799
3/31/21	$12,576	$11,651
4/30/21	$12,700	$11,743
5/31/21	$12,762	$11,782
6/30/21	$12,792	$11,864
7/31/21	$12,822	$11,997
8/31/21	$12,841	$11,974
9/30/21	$12,829	$11,871
10/31/21	$12,764	$11,867
11/30/21	$12,687	$11,902
12/31/21	$12,814	$11,872
1/31/22	$12,673	$11,616
2/28/22	$12,349	$11,487
3/31/22	$12,240	$11,168
4/30/22	$11,904	$10,744
5/31/22	$11,968	$10,813
6/30/22	$11,572	$10,643
7/31/22	$11,927	$10,903
8/31/22	$11,780	$10,595
9/30/22	$11,324	$10,138
10/31/22	$11,341	$10,006
11/30/22	$11,712	$10,374
12/31/22	$11,677	$10,327
1/31/23	$12,066	$10,645
2/28/23	$11,823	$10,370
3/31/23	$11,954	$10,633
4/30/23	$11,994	$10,698
5/31/23	$11,942	$10,581
6/30/23	$12,052	$10,544
7/31/23	$12,196	$10,536
8/31/23	$12,132	$10,469
9/30/23	$11,951	$10,203
10/31/23	$11,793	$10,042
11/30/23	$12,247	$10,497
12/31/23	$12,620	$10,898
1/31/24	$12,685	$10,868
2/29/24	$12,608	$10,715
3/31/24	$12,757	$10,814
4/30/24	$12,522	$10,541
5/31/24	$12,734	$10,719
6/30/24	$12,776	$10,821
7/31/24	$13,063	$11,074
8/31/24	$13,154	$11,233
9/30/24	$13,320	$11,383
10/31/24	$13,091	$11,101
11/30/24	$13,271	$11,218
12/31/24	$13,152	$11,035
1/31/25	$13,296	$11,093
2/28/25	$13,528	$11,337
3/31/25	$13,547	$11,342
4/30/25	$13,565	$11,386
5/31/25	$13,559	$11,305
6/30/25	$13,807	$11,478
7/31/25	$13,813	$11,448
8/31/25	$14,025	$11,585
9/30/25	$14,122	$11,711
10/31/25	$14,297	$11,785
11/30/25	$14,394	$11,858
12/31/25	$14,439	$11,840
1/31/26	$14,510	$11,853
2/28/26	$14,692	$12,047
3/31/26	$14,331	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.79%	2.65%	3.66%
Class C (including sales charge)	4.79%	2.65%	3.66%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 225,534,745,000
Holdings Count | Holding	10,992
Advisory Fees Paid, Amount	$ 506,529,000
InvestmentCompanyPortfolioTurnover	674.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000046102
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Institutional Class
Trading Symbol	PIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,011,512	$1,003,838
5/31/16	$1,018,811	$1,004,096
6/30/16	$1,024,428	$1,022,137
7/31/16	$1,036,964	$1,028,599
8/31/16	$1,044,365	$1,027,423
9/30/16	$1,053,539	$1,026,821
10/31/16	$1,058,387	$1,018,967
11/30/16	$1,057,114	$994,865
12/31/16	$1,068,179	$996,268
1/31/17	$1,077,524	$998,223
2/28/17	$1,090,470	$1,004,932
3/31/17	$1,099,006	$1,004,405
4/30/17	$1,106,683	$1,012,156
5/31/17	$1,118,002	$1,019,947
6/30/17	$1,123,937	$1,018,920
7/31/17	$1,130,808	$1,023,305
8/31/17	$1,141,366	$1,032,484
9/30/17	$1,147,381	$1,027,566
10/31/17	$1,153,422	$1,028,161
11/30/17	$1,156,711	$1,026,841
12/31/17	$1,160,014	$1,031,554
1/31/18	$1,156,789	$1,019,674
2/28/18	$1,151,672	$1,010,008
3/31/18	$1,156,907	$1,016,485
4/30/18	$1,151,743	$1,008,925
5/31/18	$1,151,315	$1,016,126
6/30/18	$1,151,841	$1,014,876
7/31/18	$1,158,133	$1,015,117
8/31/18	$1,156,304	$1,021,649
9/30/18	$1,158,239	$1,015,070
10/31/18	$1,156,827	$1,007,049
11/30/18	$1,157,365	$1,013,060
12/31/18	$1,166,756	$1,031,671
1/31/19	$1,186,070	$1,042,627
2/28/19	$1,191,579	$1,042,023
3/31/19	$1,202,098	$1,062,032
4/30/19	$1,212,667	$1,062,304
5/31/19	$1,218,252	$1,081,161
6/30/19	$1,230,740	$1,094,739
7/31/19	$1,234,345	$1,097,147
8/31/19	$1,220,624	$1,125,576
9/30/19	$1,229,387	$1,119,581
10/31/19	$1,238,190	$1,122,953
11/30/19	$1,243,931	$1,122,381
12/31/19	$1,260,490	$1,121,599
1/31/20	$1,270,488	$1,143,184
2/29/20	$1,264,756	$1,163,759
3/31/20	$1,163,903	$1,156,911
4/30/20	$1,189,974	$1,177,476
5/31/20	$1,217,242	$1,182,959
6/30/20	$1,239,281	$1,190,410
7/31/20	$1,257,116	$1,208,191
8/31/20	$1,275,523	$1,198,439
9/30/20	$1,276,610	$1,197,782
10/31/20	$1,279,880	$1,192,434
11/30/20	$1,313,792	$1,204,134
12/31/20	$1,333,548	$1,205,794
1/31/21	$1,337,953	$1,197,148
2/28/21	$1,332,429	$1,179,861
3/31/21	$1,331,320	$1,165,128
4/30/21	$1,345,779	$1,174,333
5/31/21	$1,353,590	$1,178,169
6/30/21	$1,358,069	$1,186,447
7/31/21	$1,362,562	$1,199,713
8/31/21	$1,365,943	$1,197,429
9/30/21	$1,365,943	$1,187,061
10/31/21	$1,360,270	$1,186,734
11/30/21	$1,353,441	$1,190,245
12/31/21	$1,368,288	$1,187,200
1/31/22	$1,354,537	$1,161,622
2/28/22	$1,321,191	$1,148,663
3/31/22	$1,310,806	$1,116,751
4/30/22	$1,276,067	$1,074,373
5/31/22	$1,284,202	$1,081,300
6/30/22	$1,242,912	$1,064,336
7/31/22	$1,282,273	$1,090,343
8/31/22	$1,267,686	$1,059,533
9/30/22	$1,219,837	$1,013,755
10/31/22	$1,222,807	$1,000,624
11/30/22	$1,264,005	$1,037,423
12/31/22	$1,261,421	$1,032,743
1/31/23	$1,304,688	$1,064,515
2/28/23	$1,279,574	$1,036,991
3/31/23	$1,294,968	$1,063,333
4/30/23	$1,300,539	$1,069,778
5/31/23	$1,296,183	$1,058,130
6/30/23	$1,309,320	$1,054,356
7/31/23	$1,325,042	$1,053,621
8/31/23	$1,320,617	$1,046,891
9/30/23	$1,302,187	$1,020,288
10/31/23	$1,286,213	$1,004,186
11/30/23	$1,336,968	$1,049,662
12/31/23	$1,378,950	$1,089,842
1/31/24	$1,387,390	$1,086,849
2/29/24	$1,380,211	$1,071,494
3/31/24	$1,397,923	$1,081,388
4/30/24	$1,373,525	$1,054,074
5/31/24	$1,398,053	$1,071,944
6/30/24	$1,404,050	$1,082,092
7/31/24	$1,436,874	$1,107,367
8/31/24	$1,448,320	$1,123,279
9/30/24	$1,467,947	$1,138,319
10/31/24	$1,444,139	$1,110,090
11/30/24	$1,465,336	$1,121,827
12/31/24	$1,453,652	$1,103,468
1/31/25	$1,470,924	$1,109,322
2/28/25	$1,498,009	$1,133,729
3/31/25	$1,501,499	$1,134,155
4/30/25	$1,505,008	$1,138,613
5/31/25	$1,505,713	$1,130,460
6/30/25	$1,534,778	$1,147,843
7/31/25	$1,536,916	$1,144,815
8/31/25	$1,561,982	$1,158,507
9/30/25	$1,574,218	$1,171,145
10/31/25	$1,595,198	$1,178,462
11/30/25	$1,607,559	$1,185,785
12/31/25	$1,614,135	$1,184,031
1/31/26	$1,623,682	$1,185,295
2/28/26	$1,645,544	$1,204,706
3/31/26	$1,606,719	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.01%	3.83%	4.86%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 225,534,745,000
Holdings Count | Holding	10,992
Advisory Fees Paid, Amount	$ 506,529,000
InvestmentCompanyPortfolioTurnover	674.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064169
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	I-2
Trading Symbol	PONPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,011,427	$1,003,838
5/31/16	$1,018,640	$1,004,096
6/30/16	$1,024,170	$1,022,137
7/31/16	$1,036,616	$1,028,599
8/31/16	$1,043,928	$1,027,423
9/30/16	$1,053,011	$1,026,821
10/31/16	$1,057,770	$1,018,967
11/30/16	$1,056,411	$994,865
12/31/16	$1,067,380	$996,268
1/31/17	$1,076,629	$998,223
2/28/17	$1,089,476	$1,004,932
3/31/17	$1,097,915	$1,004,405
4/30/17	$1,105,494	$1,012,156
5/31/17	$1,116,711	$1,019,947
6/30/17	$1,122,548	$1,018,920
7/31/17	$1,129,320	$1,023,305
8/31/17	$1,139,773	$1,032,484
9/30/17	$1,145,687	$1,027,566
10/31/17	$1,151,628	$1,028,161
11/30/17	$1,154,819	$1,026,841
12/31/17	$1,158,024	$1,031,554
1/31/18	$1,154,712	$1,019,674
2/28/18	$1,149,510	$1,010,008
3/31/18	$1,154,641	$1,016,485
4/30/18	$1,149,392	$1,008,925
5/31/18	$1,148,870	$1,016,126
6/30/18	$1,149,299	$1,014,876
7/31/18	$1,155,482	$1,015,117
8/31/18	$1,153,551	$1,021,649
9/30/18	$1,155,395	$1,015,070
10/31/18	$1,153,890	$1,007,049
11/30/18	$1,154,330	$1,013,060
12/31/18	$1,163,599	$1,031,671
1/31/19	$1,182,763	$1,042,627
2/28/19	$1,188,158	$1,042,023
3/31/19	$1,198,549	$1,062,032
4/30/19	$1,208,986	$1,062,304
5/31/19	$1,214,454	$1,081,161
6/30/19	$1,226,805	$1,094,739
7/31/19	$1,230,297	$1,097,147
8/31/19	$1,216,518	$1,125,576
9/30/19	$1,225,150	$1,119,581
10/31/19	$1,233,821	$1,122,953
11/30/19	$1,239,438	$1,122,381
12/31/19	$1,255,834	$1,121,599
1/31/20	$1,265,691	$1,143,184
2/29/20	$1,259,875	$1,163,759
3/31/20	$1,159,306	$1,156,911
4/30/20	$1,185,177	$1,177,476
5/31/20	$1,212,237	$1,182,959
6/30/20	$1,234,084	$1,190,410
7/31/20	$1,251,741	$1,208,191
8/31/20	$1,269,965	$1,198,439
9/30/20	$1,270,940	$1,197,782
10/31/20	$1,274,090	$1,192,434
11/30/20	$1,307,741	$1,204,134
12/31/20	$1,327,297	$1,205,794
1/31/21	$1,331,571	$1,197,148
2/28/21	$1,325,962	$1,179,861
3/31/21	$1,324,748	$1,165,128
4/30/21	$1,339,025	$1,174,333
5/31/21	$1,346,685	$1,178,169
6/30/21	$1,351,028	$1,186,447
7/31/21	$1,355,385	$1,199,713
8/31/21	$1,358,635	$1,197,429
9/30/21	$1,358,522	$1,187,061
10/31/21	$1,352,767	$1,186,734
11/30/21	$1,345,862	$1,190,245
12/31/21	$1,360,514	$1,187,200
1/31/22	$1,346,728	$1,161,622
2/28/22	$1,313,462	$1,148,663
3/31/22	$1,303,027	$1,116,751
4/30/22	$1,268,386	$1,074,373
5/31/22	$1,276,366	$1,081,300
6/30/22	$1,235,221	$1,064,336
7/31/22	$1,274,236	$1,090,343
8/31/22	$1,259,633	$1,059,533
9/30/22	$1,211,983	$1,013,755
10/31/22	$1,214,832	$1,000,624
11/30/22	$1,255,659	$1,037,423
12/31/22	$1,252,989	$1,032,743
1/31/23	$1,295,862	$1,064,515
2/28/23	$1,270,810	$1,036,991
3/31/23	$1,285,992	$1,063,333
4/30/23	$1,291,418	$1,069,778
5/31/23	$1,286,985	$1,058,130
6/30/23	$1,299,922	$1,054,356
7/31/23	$1,315,422	$1,053,621
8/31/23	$1,310,920	$1,046,891
9/30/23	$1,292,516	$1,020,288
10/31/23	$1,276,553	$1,004,186
11/30/23	$1,326,820	$1,049,662
12/31/23	$1,368,373	$1,089,842
1/31/24	$1,376,634	$1,086,849
2/29/24	$1,369,397	$1,071,494
3/31/24	$1,386,856	$1,081,388
4/30/24	$1,362,536	$1,054,074
5/31/24	$1,386,753	$1,071,944
6/30/24	$1,392,586	$1,082,092
7/31/24	$1,425,025	$1,107,367
8/31/24	$1,436,258	$1,123,279
9/30/24	$1,455,602	$1,138,319
10/31/24	$1,431,873	$1,110,090
11/30/24	$1,452,771	$1,121,827
12/31/24	$1,441,065	$1,103,468
1/31/25	$1,458,068	$1,109,322
2/28/25	$1,484,795	$1,133,729
3/31/25	$1,488,131	$1,134,155
4/30/25	$1,491,484	$1,138,613
5/31/25	$1,492,059	$1,130,460
6/30/25	$1,520,737	$1,147,843
7/31/25	$1,522,728	$1,144,815
8/31/25	$1,547,436	$1,158,507
9/30/25	$1,559,429	$1,171,145
10/31/25	$1,580,081	$1,178,462
11/30/25	$1,592,193	$1,185,785
12/31/25	$1,598,574	$1,184,031
1/31/26	$1,607,895	$1,185,295
2/28/26	$1,629,410	$1,204,706
3/31/26	$1,590,831	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.90%	3.73%	4.75%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 225,534,745,000
Holdings Count | Holding	10,992
Advisory Fees Paid, Amount	$ 506,529,000
InvestmentCompanyPortfolioTurnover	674.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000046101
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class R
Trading Symbol	PONRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,110	$10,038
5/31/16	$10,177	$10,041
6/30/16	$10,228	$10,221
7/31/16	$10,347	$10,286
8/31/16	$10,416	$10,274
9/30/16	$10,502	$10,268
10/31/16	$10,544	$10,190
11/30/16	$10,526	$9,949
12/31/16	$10,631	$9,963
1/31/17	$10,718	$9,982
2/28/17	$10,841	$10,049
3/31/17	$10,920	$10,044
4/30/17	$10,991	$10,122
5/31/17	$11,097	$10,199
6/30/17	$11,150	$10,189
7/31/17	$11,212	$10,233
8/31/17	$11,311	$10,325
9/30/17	$11,365	$10,276
10/31/17	$11,418	$10,282
11/30/17	$11,445	$10,268
12/31/17	$11,471	$10,316
1/31/18	$11,433	$10,197
2/28/18	$11,376	$10,100
3/31/18	$11,422	$10,165
4/30/18	$11,365	$10,089
5/31/18	$11,354	$10,161
6/30/18	$11,353	$10,149
7/31/18	$11,409	$10,151
8/31/18	$11,384	$10,216
9/30/18	$11,397	$10,151
10/31/18	$11,377	$10,070
11/30/18	$11,376	$10,131
12/31/18	$11,463	$10,317
1/31/19	$11,646	$10,426
2/28/19	$11,694	$10,420
3/31/19	$11,791	$10,620
4/30/19	$11,888	$10,623
5/31/19	$11,936	$10,812
6/30/19	$12,053	$10,947
7/31/19	$12,081	$10,971
8/31/19	$11,941	$11,256
9/30/19	$12,020	$11,196
10/31/19	$12,099	$11,230
11/30/19	$12,149	$11,224
12/31/19	$12,304	$11,216
1/31/20	$12,395	$11,432
2/29/20	$12,332	$11,638
3/31/20	$11,342	$11,569
4/30/20	$11,590	$11,775
5/31/20	$11,849	$11,830
6/30/20	$12,058	$11,904
7/31/20	$12,225	$12,082
8/31/20	$12,397	$11,984
9/30/20	$12,401	$11,978
10/31/20	$12,426	$11,924
11/30/20	$12,748	$12,041
12/31/20	$12,933	$12,058
1/31/21	$12,969	$11,971
2/28/21	$12,908	$11,799
3/31/21	$12,891	$11,651
4/30/21	$13,024	$11,743
5/31/21	$13,092	$11,782
6/30/21	$13,128	$11,864
7/31/21	$13,165	$11,997
8/31/21	$13,190	$11,974
9/30/21	$13,183	$11,871
10/31/21	$13,121	$11,867
11/30/21	$13,048	$11,902
12/31/21	$13,184	$11,872
1/31/22	$13,045	$11,616
2/28/22	$12,716	$11,487
3/31/22	$12,609	$11,168
4/30/22	$12,268	$10,744
5/31/22	$12,340	$10,813
6/30/22	$11,937	$10,643
7/31/22	$12,308	$10,903
8/31/22	$12,161	$10,595
9/30/22	$11,696	$10,138
10/31/22	$11,718	$10,006
11/30/22	$12,106	$10,374
12/31/22	$12,075	$10,327
1/31/23	$12,483	$10,645
2/28/23	$12,236	$10,370
3/31/23	$12,376	$10,633
4/30/23	$12,423	$10,698
5/31/23	$12,374	$10,581
6/30/23	$12,493	$10,544
7/31/23	$12,648	$10,536
8/31/23	$12,587	$10,469
9/30/23	$12,405	$10,203
10/31/23	$12,246	$10,042
11/30/23	$12,723	$10,497
12/31/23	$13,115	$10,898
1/31/24	$13,188	$10,868
2/29/24	$13,113	$10,715
3/31/24	$13,274	$10,814
4/30/24	$13,035	$10,541
5/31/24	$13,261	$10,719
6/30/24	$13,311	$10,821
7/31/24	$13,615	$11,074
8/31/24	$13,716	$11,233
9/30/24	$13,894	$11,383
10/31/24	$13,661	$11,101
11/30/24	$13,854	$11,218
12/31/24	$13,736	$11,035
1/31/25	$13,892	$11,093
2/28/25	$14,140	$11,337
3/31/25	$14,166	$11,342
4/30/25	$14,191	$11,386
5/31/25	$14,190	$11,305
6/30/25	$14,456	$11,478
7/31/25	$14,469	$11,448
8/31/25	$14,697	$11,585
9/30/25	$14,804	$11,711
10/31/25	$14,993	$11,785
11/30/25	$15,101	$11,858
12/31/25	$15,155	$11,840
1/31/26	$15,236	$11,853
2/28/26	$15,433	$12,047
3/31/26	$15,061	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	6.32%	3.16%	4.18%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 225,534,745,000
Holdings Count | Holding	10,992
Advisory Fees Paid, Amount	$ 506,529,000
InvestmentCompanyPortfolioTurnover	674.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200460
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	I-3
Trading Symbol	PIPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,011,332	$1,003,838
5/31/16	$1,018,440	$1,004,096
6/30/16	$1,023,872	$1,022,137
7/31/16	$1,036,209	$1,028,599
8/31/16	$1,043,411	$1,027,423
9/30/16	$1,052,388	$1,026,821
10/31/16	$1,057,035	$1,018,967
11/30/16	$1,055,575	$994,865
12/31/16	$1,066,426	$996,268
1/31/17	$1,075,556	$998,223
2/28/17	$1,088,296	$1,004,932
3/31/17	$1,096,612	$1,004,405
4/30/17	$1,104,074	$1,012,156
5/31/17	$1,115,159	$1,019,947
6/30/17	$1,120,877	$1,018,920
7/31/17	$1,127,519	$1,023,305
8/31/17	$1,137,836	$1,032,484
9/30/17	$1,143,626	$1,027,566
10/31/17	$1,149,500	$1,028,161
11/30/17	$1,152,636	$1,026,841
12/31/17	$1,155,781	$1,031,554
1/31/18	$1,152,421	$1,019,674
2/28/18	$1,147,191	$1,010,008
3/31/18	$1,152,260	$1,016,485
4/30/18	$1,146,809	$1,008,925
5/31/18	$1,146,240	$1,016,126
6/30/18	$1,146,621	$1,014,876
7/31/18	$1,152,742	$1,015,117
8/31/18	$1,150,763	$1,021,649
9/30/18	$1,152,558	$1,015,070
10/31/18	$1,151,008	$1,007,049
11/30/18	$1,151,399	$1,013,060
12/31/18	$1,160,596	$1,031,671
1/31/19	$1,179,663	$1,042,627
2/28/19	$1,184,996	$1,042,023
3/31/19	$1,195,310	$1,062,032
4/30/19	$1,205,670	$1,062,304
5/31/19	$1,211,074	$1,081,161
6/30/19	$1,223,342	$1,094,739
7/31/19	$1,226,772	$1,097,147
8/31/19	$1,212,982	$1,125,576
9/30/19	$1,221,538	$1,119,581
10/31/19	$1,230,133	$1,122,953
11/30/19	$1,235,682	$1,122,381
12/31/19	$1,251,976	$1,121,599
1/31/20	$1,261,750	$1,143,184
2/29/20	$1,255,900	$1,163,759
3/31/20	$1,155,596	$1,156,911
4/30/20	$1,181,336	$1,177,476
5/31/20	$1,208,259	$1,182,959
6/30/20	$1,229,984	$1,190,410
7/31/20	$1,247,531	$1,208,191
8/31/20	$1,265,642	$1,198,439
9/30/20	$1,266,562	$1,197,782
10/31/20	$1,269,649	$1,192,434
11/30/20	$1,303,131	$1,204,134
12/31/20	$1,322,563	$1,205,794
1/31/21	$1,326,767	$1,197,148
2/28/21	$1,321,124	$1,179,861
3/31/21	$1,319,860	$1,165,128
4/30/21	$1,334,030	$1,174,333
5/31/21	$1,341,606	$1,178,169
6/30/21	$1,345,877	$1,186,447
7/31/21	$1,350,162	$1,199,713
8/31/21	$1,353,343	$1,197,429
9/30/21	$1,353,174	$1,187,061
10/31/21	$1,347,386	$1,186,734
11/30/21	$1,340,452	$1,190,245
12/31/21	$1,354,990	$1,187,200
1/31/22	$1,341,203	$1,161,622
2/28/22	$1,308,018	$1,148,663
3/31/22	$1,297,571	$1,116,751
4/30/22	$1,263,021	$1,074,373
5/31/22	$1,270,914	$1,081,300
6/30/22	$1,229,892	$1,064,336
7/31/22	$1,268,686	$1,090,343
8/31/22	$1,254,095	$1,059,533
9/30/22	$1,205,433	$1,013,755
10/31/22	$1,209,394	$1,000,624
11/30/22	$1,249,988	$1,037,423
12/31/22	$1,247,277	$1,032,743
1/31/23	$1,289,902	$1,064,515
2/28/23	$1,264,911	$1,036,991
3/31/23	$1,279,971	$1,063,333
4/30/23	$1,285,318	$1,069,778
5/31/23	$1,280,854	$1,058,130
6/30/23	$1,293,676	$1,054,356
7/31/23	$1,310,291	$1,053,621
8/31/23	$1,304,507	$1,046,891
9/30/23	$1,286,138	$1,020,288
10/31/23	$1,270,201	$1,004,186
11/30/23	$1,320,165	$1,049,662
12/31/23	$1,361,454	$1,089,842
1/31/24	$1,369,616	$1,086,849
2/29/24	$1,362,358	$1,071,494
3/31/24	$1,379,671	$1,081,388
4/30/24	$1,355,419	$1,054,074
5/31/24	$1,379,453	$1,071,944
6/30/24	$1,385,198	$1,082,092
7/31/24	$1,417,408	$1,107,367
8/31/24	$1,428,523	$1,123,279
9/30/24	$1,447,702	$1,138,319
10/31/24	$1,424,041	$1,110,090
11/30/24	$1,444,765	$1,121,827
12/31/24	$1,433,065	$1,103,468
1/31/25	$1,449,913	$1,109,322
2/28/25	$1,476,430	$1,133,729
3/31/25	$1,479,686	$1,134,155
4/30/25	$1,482,958	$1,138,613
5/31/25	$1,483,468	$1,130,460
6/30/25	$1,511,918	$1,147,843
7/31/25	$1,513,835	$1,144,815
8/31/25	$1,538,336	$1,158,507
9/30/25	$1,550,195	$1,171,145
10/31/25	$1,570,661	$1,178,462
11/30/25	$1,582,635	$1,185,785
12/31/25	$1,588,911	$1,184,031
1/31/26	$1,598,109	$1,185,295
2/28/26	$1,619,426	$1,204,706
3/31/26	$1,581,016	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.85%	3.68%	4.69%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 225,534,745,000
Holdings Count | Holding	10,992
Advisory Fees Paid, Amount	$ 506,529,000
InvestmentCompanyPortfolioTurnover	674.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026645
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class A
Trading Symbol	PTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$9,625	$10,000
4/30/16	$9,664	$10,038
5/31/16	$9,687	$10,041
6/30/16	$9,815	$10,221
7/31/16	$9,918	$10,286
8/31/16	$9,893	$10,274
9/30/16	$9,926	$10,268
10/31/16	$9,869	$10,190
11/30/16	$9,613	$9,949
12/31/16	$9,673	$9,963
1/31/17	$9,738	$9,982
2/28/17	$9,825	$10,049
3/31/17	$9,821	$10,044
4/30/17	$9,900	$10,122
5/31/17	$9,979	$10,199
6/30/17	$9,988	$10,189
7/31/17	$10,044	$10,233
8/31/17	$10,159	$10,325
9/30/17	$10,128	$10,276
10/31/17	$10,106	$10,282
11/30/17	$10,074	$10,268
12/31/17	$10,131	$10,316
1/31/18	$10,028	$10,197
2/28/18	$9,965	$10,100
3/31/18	$9,993	$10,165
4/30/18	$9,902	$10,089
5/31/18	$9,941	$10,161
6/30/18	$9,941	$10,149
7/31/18	$9,961	$10,151
8/31/18	$10,003	$10,216
9/30/18	$9,941	$10,151
10/31/18	$9,911	$10,070
11/30/18	$9,957	$10,131
12/31/18	$10,070	$10,317
1/31/19	$10,188	$10,426
2/28/19	$10,192	$10,420
3/31/19	$10,341	$10,620
4/30/19	$10,358	$10,623
5/31/19	$10,552	$10,812
6/30/19	$10,663	$10,947
7/31/19	$10,659	$10,971
8/31/19	$10,954	$11,256
9/30/19	$10,905	$11,196
10/31/19	$10,941	$11,230
11/30/19	$10,894	$11,224
12/31/19	$10,864	$11,216
1/31/20	$11,130	$11,432
2/29/20	$11,289	$11,638
3/31/20	$11,093	$11,569
4/30/20	$11,293	$11,775
5/31/20	$11,398	$11,830
6/30/20	$11,514	$11,904
7/31/20	$11,683	$12,082
8/31/20	$11,668	$11,984
9/30/20	$11,675	$11,978
10/31/20	$11,621	$11,924
11/30/20	$11,756	$12,041
12/31/20	$11,788	$12,058
1/31/21	$11,727	$11,971
2/28/21	$11,565	$11,799
3/31/21	$11,415	$11,651
4/30/21	$11,522	$11,743
5/31/21	$11,560	$11,782
6/30/21	$11,643	$11,864
7/31/21	$11,762	$11,997
8/31/21	$11,742	$11,974
9/30/21	$11,669	$11,871
10/31/21	$11,630	$11,867
11/30/21	$11,660	$11,902
12/31/21	$11,649	$11,872
1/31/22	$11,418	$11,616
2/28/22	$11,310	$11,487
3/31/22	$10,919	$11,168
4/30/22	$10,483	$10,744
5/31/22	$10,535	$10,813
6/30/22	$10,314	$10,643
7/31/22	$10,540	$10,903
8/31/22	$10,254	$10,595
9/30/22	$9,809	$10,138
10/31/22	$9,647	$10,006
11/30/22	$10,007	$10,374
12/31/22	$9,973	$10,327
1/31/23	$10,313	$10,645
2/28/23	$10,059	$10,370
3/31/23	$10,256	$10,633
4/30/23	$10,324	$10,698
5/31/23	$10,222	$10,581
6/30/23	$10,182	$10,544
7/31/23	$10,210	$10,536
8/31/23	$10,146	$10,469
9/30/23	$9,890	$10,203
10/31/23	$9,704	$10,042
11/30/23	$10,158	$10,497
12/31/23	$10,566	$10,898
1/31/24	$10,584	$10,868
2/29/24	$10,446	$10,715
3/31/24	$10,556	$10,814
4/30/24	$10,286	$10,541
5/31/24	$10,502	$10,719
6/30/24	$10,587	$10,821
7/31/24	$10,862	$11,074
8/31/24	$10,978	$11,233
9/30/24	$11,139	$11,383
10/31/24	$10,840	$11,101
11/30/24	$10,992	$11,218
12/31/24	$10,805	$11,035
1/31/25	$10,893	$11,093
2/28/25	$11,171	$11,337
3/31/25	$11,175	$11,342
4/30/25	$11,189	$11,386
5/31/25	$11,075	$11,305
6/30/25	$11,294	$11,478
7/31/25	$11,270	$11,448
8/31/25	$11,442	$11,585
9/30/25	$11,585	$11,711
10/31/25	$11,708	$11,785
11/30/25	$11,784	$11,858
12/31/25	$11,773	$11,840
1/31/26	$11,810	$11,853
2/28/26	$12,021	$12,047
3/31/26	$11,730	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.97%	0.55%	2.00%
Class A (including sales charge)	1.03%	(0.22%)	1.61%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 47,077,876,000
Holdings Count | Holding	7,413
Advisory Fees Paid, Amount	$ 113,873,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026644
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Administrative Class
Trading Symbol	PTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,004,155	$1,003,838
5/31/16	$1,006,653	$1,004,096
6/30/16	$1,020,089	$1,022,137
7/31/16	$1,030,871	$1,028,599
8/31/16	$1,028,412	$1,027,423
9/30/16	$1,032,027	$1,026,821
10/31/16	$1,026,140	$1,018,967
11/30/16	$999,701	$994,865
12/31/16	$1,006,043	$996,268
1/31/17	$1,012,960	$998,223
2/28/17	$1,022,112	$1,004,932
3/31/17	$1,021,785	$1,004,405
4/30/17	$1,030,129	$1,012,156
5/31/17	$1,038,421	$1,019,947
6/30/17	$1,039,567	$1,018,920
7/31/17	$1,045,447	$1,023,305
8/31/17	$1,057,580	$1,032,484
9/30/17	$1,054,497	$1,027,566
10/31/17	$1,052,251	$1,028,161
11/30/17	$1,049,033	$1,026,841
12/31/17	$1,054,991	$1,031,554
1/31/18	$1,044,382	$1,019,674
2/28/18	$1,037,844	$1,010,008
3/31/18	$1,040,911	$1,016,485
4/30/18	$1,031,447	$1,008,925
5/31/18	$1,035,588	$1,016,126
6/30/18	$1,035,709	$1,014,876
7/31/18	$1,037,806	$1,015,117
8/31/18	$1,042,311	$1,021,649
9/30/18	$1,035,916	$1,015,070
10/31/18	$1,032,887	$1,007,049
11/30/18	$1,037,747	$1,013,060
12/31/18	$1,049,612	$1,031,671
1/31/19	$1,061,952	$1,042,627
2/28/19	$1,062,488	$1,042,023
3/31/19	$1,078,120	$1,062,032
4/30/19	$1,079,942	$1,062,304
5/31/19	$1,100,249	$1,081,161
6/30/19	$1,111,930	$1,094,739
7/31/19	$1,111,603	$1,097,147
8/31/19	$1,142,393	$1,125,576
9/30/19	$1,137,434	$1,119,581
10/31/19	$1,141,193	$1,122,953
11/30/19	$1,136,378	$1,122,381
12/31/19	$1,133,352	$1,121,599
1/31/20	$1,161,198	$1,143,184
2/29/20	$1,177,873	$1,163,759
3/31/20	$1,157,482	$1,156,911
4/30/20	$1,178,472	$1,177,476
5/31/20	$1,189,525	$1,182,959
6/30/20	$1,201,670	$1,190,410
7/31/20	$1,219,393	$1,208,191
8/31/20	$1,217,963	$1,198,439
9/30/20	$1,218,816	$1,197,782
10/31/20	$1,213,264	$1,192,434
11/30/20	$1,227,439	$1,204,134
12/31/20	$1,230,898	$1,205,794
1/31/21	$1,224,536	$1,197,148
2/28/21	$1,207,762	$1,179,861
3/31/21	$1,192,130	$1,165,128
4/30/21	$1,203,492	$1,174,333
5/31/21	$1,207,518	$1,178,169
6/30/21	$1,216,306	$1,186,447
7/31/21	$1,228,760	$1,199,713
8/31/21	$1,226,836	$1,197,429
9/30/21	$1,219,205	$1,187,061
10/31/21	$1,215,316	$1,186,734
11/30/21	$1,218,467	$1,190,245
12/31/21	$1,217,471	$1,187,200
1/31/22	$1,193,364	$1,161,622
2/28/22	$1,182,203	$1,148,663
3/31/22	$1,141,396	$1,116,751
4/30/22	$1,095,861	$1,074,373
5/31/22	$1,101,416	$1,081,300
6/30/22	$1,078,419	$1,064,336
7/31/22	$1,102,133	$1,090,343
8/31/22	$1,072,248	$1,059,533
9/30/22	$1,025,788	$1,013,755
10/31/22	$1,008,943	$1,000,624
11/30/22	$1,046,704	$1,037,423
12/31/22	$1,043,270	$1,032,743
1/31/23	$1,078,908	$1,064,515
2/28/23	$1,052,360	$1,036,991
3/31/23	$1,073,028	$1,063,333
4/30/23	$1,080,290	$1,069,778
5/31/23	$1,069,689	$1,058,130
6/30/23	$1,065,595	$1,054,356
7/31/23	$1,068,658	$1,053,621
8/31/23	$1,062,033	$1,046,891
9/30/23	$1,035,250	$1,020,288
10/31/23	$1,015,898	$1,004,186
11/30/23	$1,063,545	$1,049,662
12/31/23	$1,106,317	$1,089,842
1/31/24	$1,108,260	$1,086,849
2/29/24	$1,093,891	$1,071,494
3/31/24	$1,105,462	$1,081,388
4/30/24	$1,077,274	$1,054,074
5/31/24	$1,099,954	$1,071,944
6/30/24	$1,109,002	$1,082,092
7/31/24	$1,137,912	$1,107,367
8/31/24	$1,150,144	$1,123,279
9/30/24	$1,167,042	$1,138,319
10/31/24	$1,135,787	$1,110,090
11/30/24	$1,151,870	$1,121,827
12/31/24	$1,132,320	$1,103,468
1/31/25	$1,141,657	$1,109,322
2/28/25	$1,170,880	$1,133,729
3/31/25	$1,171,318	$1,134,155
4/30/25	$1,172,887	$1,138,613
5/31/25	$1,161,080	$1,130,460
6/30/25	$1,184,099	$1,147,843
7/31/25	$1,181,684	$1,144,815
8/31/25	$1,199,781	$1,158,507
9/30/25	$1,214,856	$1,171,145
10/31/25	$1,227,855	$1,178,462
11/30/25	$1,235,922	$1,185,785
12/31/25	$1,234,885	$1,184,031
1/31/26	$1,238,896	$1,185,295
2/28/26	$1,261,060	$1,204,706
3/31/26	$1,230,608	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.06%	0.64%	2.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 47,077,876,000
Holdings Count | Holding	7,413
Advisory Fees Paid, Amount	$ 113,873,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026647
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class C
Trading Symbol	PTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.61%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,034	$10,038
5/31/16	$10,052	$10,041
6/30/16	$10,178	$10,221
7/31/16	$10,278	$10,286
8/31/16	$10,246	$10,274
9/30/16	$10,274	$10,268
10/31/16	$10,208	$10,190
11/30/16	$9,938	$9,949
12/31/16	$9,993	$9,963
1/31/17	$10,055	$9,982
2/28/17	$10,139	$10,049
3/31/17	$10,127	$10,044
4/30/17	$10,203	$10,122
5/31/17	$10,277	$10,199
6/30/17	$10,281	$10,189
7/31/17	$10,332	$10,233
8/31/17	$10,444	$10,325
9/30/17	$10,405	$10,276
10/31/17	$10,376	$10,282
11/30/17	$10,336	$10,268
12/31/17	$10,387	$10,316
1/31/18	$10,275	$10,197
2/28/18	$10,204	$10,100
3/31/18	$10,226	$10,165
4/30/18	$10,126	$10,089
5/31/18	$10,159	$10,161
6/30/18	$10,152	$10,149
7/31/18	$10,165	$10,151
8/31/18	$10,201	$10,216
9/30/18	$10,132	$10,151
10/31/18	$10,095	$10,070
11/30/18	$10,135	$10,131
12/31/18	$10,244	$10,317
1/31/19	$10,357	$10,426
2/28/19	$10,356	$10,420
3/31/19	$10,501	$10,620
4/30/19	$10,511	$10,623
5/31/19	$10,701	$10,812
6/30/19	$10,808	$10,947
7/31/19	$10,797	$10,971
8/31/19	$11,088	$11,256
9/30/19	$11,032	$11,196
10/31/19	$11,061	$11,230
11/30/19	$11,006	$11,224
12/31/19	$10,969	$11,216
1/31/20	$11,231	$11,432
2/29/20	$11,385	$11,638
3/31/20	$11,180	$11,569
4/30/20	$11,375	$11,775
5/31/20	$11,473	$11,830
6/30/20	$11,583	$11,904
7/31/20	$11,744	$12,082
8/31/20	$11,723	$11,984
9/30/20	$11,723	$11,978
10/31/20	$11,661	$11,924
11/30/20	$11,789	$12,041
12/31/20	$11,813	$12,058
1/31/21	$11,745	$11,971
2/28/21	$11,576	$11,799
3/31/21	$11,418	$11,651
4/30/21	$11,518	$11,743
5/31/21	$11,549	$11,782
6/30/21	$11,625	$11,864
7/31/21	$11,736	$11,997
8/31/21	$11,709	$11,974
9/30/21	$11,628	$11,871
10/31/21	$11,583	$11,867
11/30/21	$11,605	$11,902
12/31/21	$11,587	$11,872
1/31/22	$11,350	$11,616
2/28/22	$11,236	$11,487
3/31/22	$10,840	$11,168
4/30/22	$10,400	$10,744
5/31/22	$10,446	$10,813
6/30/22	$10,221	$10,643
7/31/22	$10,438	$10,903
8/31/22	$10,148	$10,595
9/30/22	$9,701	$10,138
10/31/22	$9,535	$10,006
11/30/22	$9,885	$10,374
12/31/22	$9,845	$10,327
1/31/23	$10,175	$10,645
2/28/23	$9,918	$10,370
3/31/23	$10,105	$10,633
4/30/23	$10,167	$10,698
5/31/23	$10,060	$10,581
6/30/23	$10,014	$10,544
7/31/23	$10,036	$10,536
8/31/23	$9,967	$10,469
9/30/23	$9,708	$10,203
10/31/23	$9,520	$10,042
11/30/23	$9,960	$10,497
12/31/23	$10,353	$10,898
1/31/24	$10,364	$10,868
2/29/24	$10,223	$10,715
3/31/24	$10,324	$10,814
4/30/24	$10,054	$10,541
5/31/24	$10,257	$10,719
6/30/24	$10,335	$10,821
7/31/24	$10,597	$11,074
8/31/24	$10,703	$11,233
9/30/24	$10,853	$11,383
10/31/24	$10,555	$11,101
11/30/24	$10,697	$11,218
12/31/24	$10,508	$11,035
1/31/25	$10,587	$11,093
2/28/25	$10,851	$11,337
3/31/25	$10,848	$11,342
4/30/25	$10,855	$11,386
5/31/25	$10,738	$11,305
6/30/25	$10,943	$11,478
7/31/25	$10,913	$11,448
8/31/25	$11,072	$11,585
9/30/25	$11,204	$11,711
10/31/25	$11,315	$11,785
11/30/25	$11,382	$11,858
12/31/25	$11,364	$11,840
1/31/26	$11,393	$11,853
2/28/26	$11,590	$12,047
3/31/26	$11,302	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.19%	(0.20%)	1.23%
Class C (including sales charge)	3.19%	(0.20%)	1.23%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 47,077,876,000
Holdings Count | Holding	7,413
Advisory Fees Paid, Amount	$ 113,873,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026643
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Institutional Class
Trading Symbol	PTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,004,368	$1,003,838
5/31/16	$1,007,074	$1,004,096
6/30/16	$1,020,724	$1,022,137
7/31/16	$1,031,731	$1,028,599
8/31/16	$1,029,489	$1,027,423
9/30/16	$1,033,333	$1,026,821
10/31/16	$1,027,644	$1,018,967
11/30/16	$1,001,375	$994,865
12/31/16	$1,007,954	$996,268
1/31/17	$1,015,087	$998,223
2/28/17	$1,024,453	$1,004,932
3/31/17	$1,024,357	$1,004,405
4/30/17	$1,032,920	$1,012,156
5/31/17	$1,041,454	$1,019,947
6/30/17	$1,042,832	$1,018,920
7/31/17	$1,048,938	$1,023,305
8/31/17	$1,061,336	$1,032,484
9/30/17	$1,058,467	$1,027,566
10/31/17	$1,056,430	$1,028,161
11/30/17	$1,053,417	$1,026,841
12/31/17	$1,059,631	$1,031,554
1/31/18	$1,049,193	$1,019,674
2/28/18	$1,042,825	$1,010,008
3/31/18	$1,046,135	$1,016,485
4/30/18	$1,036,830	$1,008,925
5/31/18	$1,041,213	$1,016,126
6/30/18	$1,041,555	$1,014,876
7/31/18	$1,043,879	$1,015,117
8/31/18	$1,048,654	$1,021,649
9/30/18	$1,042,413	$1,015,070
10/31/18	$1,039,586	$1,007,049
11/30/18	$1,044,706	$1,013,060
12/31/18	$1,056,868	$1,031,671
1/31/19	$1,069,511	$1,042,627
2/28/19	$1,070,257	$1,042,023
3/31/19	$1,086,232	$1,062,032
4/30/19	$1,088,289	$1,062,304
5/31/19	$1,108,992	$1,081,161
6/30/19	$1,120,980	$1,094,739
7/31/19	$1,120,888	$1,097,147
8/31/19	$1,152,192	$1,125,576
9/30/19	$1,147,409	$1,119,581
10/31/19	$1,151,444	$1,122,953
11/30/19	$1,146,828	$1,122,381
12/31/19	$1,144,017	$1,121,599
1/31/20	$1,172,377	$1,143,184
2/29/20	$1,189,437	$1,163,759
3/31/20	$1,169,085	$1,156,911
4/30/20	$1,190,529	$1,177,476
5/31/20	$1,201,948	$1,182,959
6/30/20	$1,214,467	$1,190,410
7/31/20	$1,232,655	$1,208,191
8/31/20	$1,231,455	$1,198,439
9/30/20	$1,232,571	$1,197,782
10/31/20	$1,227,225	$1,192,434
11/30/20	$1,241,809	$1,204,134
12/31/20	$1,245,597	$1,205,794
1/31/21	$1,239,397	$1,197,148
2/28/21	$1,222,656	$1,179,861
3/31/21	$1,207,087	$1,165,128
4/30/21	$1,218,859	$1,174,333
5/31/21	$1,223,178	$1,178,169
6/30/21	$1,232,332	$1,186,447
7/31/21	$1,245,221	$1,199,713
8/31/21	$1,243,527	$1,197,429
9/30/21	$1,236,047	$1,187,061
10/31/21	$1,232,367	$1,186,734
11/30/21	$1,235,815	$1,190,245
12/31/21	$1,235,083	$1,187,200
1/31/22	$1,210,869	$1,161,622
2/28/22	$1,199,774	$1,148,663
3/31/22	$1,158,609	$1,116,751
4/30/22	$1,112,628	$1,074,373
5/31/22	$1,118,497	$1,081,300
6/30/22	$1,095,369	$1,064,336
7/31/22	$1,119,690	$1,090,343
8/31/22	$1,089,564	$1,059,533
9/30/22	$1,042,588	$1,013,755
10/31/22	$1,025,672	$1,000,624
11/30/22	$1,064,274	$1,037,423
12/31/22	$1,061,025	$1,032,743
1/31/23	$1,097,486	$1,064,515
2/28/23	$1,070,689	$1,036,991
3/31/23	$1,091,961	$1,063,333
4/30/23	$1,099,508	$1,069,778
5/31/23	$1,088,950	$1,058,130
6/30/23	$1,085,020	$1,054,356
7/31/23	$1,088,355	$1,053,621
8/31/23	$1,081,836	$1,046,891
9/30/23	$1,054,780	$1,020,288
10/31/23	$1,035,272	$1,004,186
11/30/23	$1,084,047	$1,049,662
12/31/23	$1,127,888	$1,089,842
1/31/24	$1,130,098	$1,086,849
2/29/24	$1,115,668	$1,071,494
3/31/24	$1,127,707	$1,081,388
4/30/24	$1,099,179	$1,054,074
5/31/24	$1,122,572	$1,071,944
6/30/24	$1,132,023	$1,082,092
7/31/24	$1,161,776	$1,107,367
8/31/24	$1,174,530	$1,123,279
9/30/24	$1,192,015	$1,138,319
10/31/24	$1,160,340	$1,110,090
11/30/24	$1,177,018	$1,121,827
12/31/24	$1,157,287	$1,103,468
1/31/25	$1,167,085	$1,109,322
2/28/25	$1,197,185	$1,133,729
3/31/25	$1,197,868	$1,134,155
4/30/25	$1,199,717	$1,138,613
5/31/25	$1,187,899	$1,130,460
6/30/25	$1,211,687	$1,147,843
7/31/25	$1,209,471	$1,144,815
8/31/25	$1,228,260	$1,158,507
9/30/25	$1,243,940	$1,171,145
10/31/25	$1,257,534	$1,178,462
11/30/25	$1,266,039	$1,185,785
12/31/25	$1,265,254	$1,184,031
1/31/26	$1,269,633	$1,185,295
2/28/26	$1,292,592	$1,204,706
3/31/26	$1,261,638	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.32%	0.89%	2.35%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 47,077,876,000
Holdings Count | Holding	7,413
Advisory Fees Paid, Amount	$ 113,873,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064155
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	I-2
Trading Symbol	PTTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,004,283	$1,003,838
5/31/16	$1,006,906	$1,004,096
6/30/16	$1,020,470	$1,022,137
7/31/16	$1,031,387	$1,028,599
8/31/16	$1,029,058	$1,027,423
9/30/16	$1,032,811	$1,026,821
10/31/16	$1,027,042	$1,018,967
11/30/16	$1,000,706	$994,865
12/31/16	$1,007,191	$996,268
1/31/17	$1,014,237	$998,223
2/28/17	$1,023,518	$1,004,932
3/31/17	$1,023,330	$1,004,405
4/30/17	$1,031,805	$1,012,156
5/31/17	$1,040,242	$1,019,947
6/30/17	$1,041,528	$1,018,920
7/31/17	$1,047,543	$1,023,305
8/31/17	$1,059,835	$1,032,484
9/30/17	$1,056,880	$1,027,566
10/31/17	$1,054,759	$1,028,161
11/30/17	$1,051,664	$1,026,841
12/31/17	$1,057,776	$1,031,554
1/31/18	$1,047,270	$1,019,674
2/28/18	$1,040,834	$1,010,008
3/31/18	$1,044,046	$1,016,485
4/30/18	$1,034,678	$1,008,925
5/31/18	$1,038,964	$1,016,126
6/30/18	$1,039,217	$1,014,876
7/31/18	$1,041,450	$1,015,117
8/31/18	$1,046,117	$1,021,649
9/30/18	$1,039,814	$1,015,070
10/31/18	$1,036,907	$1,007,049
11/30/18	$1,041,923	$1,013,060
12/31/18	$1,053,967	$1,031,671
1/31/19	$1,066,489	$1,042,627
2/28/19	$1,067,150	$1,042,023
3/31/19	$1,082,988	$1,062,032
4/30/19	$1,084,952	$1,062,304
5/31/19	$1,105,496	$1,081,161
6/30/19	$1,117,361	$1,094,739
7/31/19	$1,117,174	$1,097,147
8/31/19	$1,148,273	$1,125,576
9/30/19	$1,143,418	$1,119,581
10/31/19	$1,147,343	$1,122,953
11/30/19	$1,142,647	$1,122,381
12/31/19	$1,139,750	$1,121,599
1/31/20	$1,167,904	$1,143,184
2/29/20	$1,184,810	$1,163,759
3/31/20	$1,164,442	$1,156,911
4/30/20	$1,185,705	$1,177,476
5/31/20	$1,196,976	$1,182,959
6/30/20	$1,209,347	$1,190,410
7/31/20	$1,227,348	$1,208,191
8/31/20	$1,226,055	$1,198,439
9/30/20	$1,227,066	$1,197,782
10/31/20	$1,221,637	$1,192,434
11/30/20	$1,236,057	$1,204,134
12/31/20	$1,239,713	$1,205,794
1/31/21	$1,233,447	$1,197,148
2/28/21	$1,216,693	$1,179,861
3/31/21	$1,201,097	$1,165,128
4/30/21	$1,212,704	$1,174,333
5/31/21	$1,216,906	$1,178,169
6/30/21	$1,225,913	$1,186,447
7/31/21	$1,238,627	$1,199,713
8/31/21	$1,236,840	$1,197,429
9/30/21	$1,229,298	$1,187,061
10/31/21	$1,225,533	$1,186,734
11/30/21	$1,228,861	$1,190,245
12/31/21	$1,228,023	$1,187,200
1/31/22	$1,203,851	$1,161,622
2/28/22	$1,192,729	$1,148,663
3/31/22	$1,151,707	$1,116,751
4/30/22	$1,105,904	$1,074,373
5/31/22	$1,111,648	$1,081,300
6/30/22	$1,088,571	$1,064,336
7/31/22	$1,112,648	$1,090,343
8/31/22	$1,082,618	$1,059,533
9/30/22	$1,035,849	$1,013,755
10/31/22	$1,018,960	$1,000,624
11/30/22	$1,057,224	$1,037,423
12/31/22	$1,053,899	$1,032,743
1/31/23	$1,090,030	$1,064,515
2/28/23	$1,063,333	$1,036,991
3/31/23	$1,084,362	$1,063,333
4/30/23	$1,091,774	$1,069,778
5/31/23	$1,081,199	$1,058,130
6/30/23	$1,077,203	$1,054,356
7/31/23	$1,080,429	$1,053,621
8/31/23	$1,073,868	$1,046,891
9/30/23	$1,046,921	$1,020,288
10/31/23	$1,027,474	$1,004,186
11/30/23	$1,075,795	$1,049,662
12/31/23	$1,119,206	$1,089,842
1/31/24	$1,121,308	$1,086,849
2/29/24	$1,106,902	$1,071,494
3/31/24	$1,118,753	$1,081,388
4/30/24	$1,090,362	$1,054,074
5/31/24	$1,113,467	$1,071,944
6/30/24	$1,122,755	$1,082,092
7/31/24	$1,152,169	$1,107,367
8/31/24	$1,164,713	$1,123,279
9/30/24	$1,181,961	$1,138,319
10/31/24	$1,150,454	$1,110,090
11/30/24	$1,166,893	$1,121,827
12/31/24	$1,147,234	$1,103,468
1/31/25	$1,156,846	$1,109,322
2/28/25	$1,186,593	$1,133,729
3/31/25	$1,187,177	$1,134,155
4/30/25	$1,188,912	$1,138,613
5/31/25	$1,177,098	$1,130,460
6/30/25	$1,200,575	$1,147,843
7/31/25	$1,198,279	$1,144,815
8/31/25	$1,216,789	$1,158,507
9/30/25	$1,232,225	$1,171,145
10/31/25	$1,245,578	$1,178,462
11/30/25	$1,253,906	$1,185,785
12/31/25	$1,253,019	$1,184,031
1/31/26	$1,257,250	$1,185,295
2/28/26	$1,279,887	$1,204,706
3/31/26	$1,249,136	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.22%	0.79%	2.25%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 47,077,876,000
Holdings Count | Holding	7,413
Advisory Fees Paid, Amount	$ 113,873,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026649
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class R
Trading Symbol	PTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,038	$10,038
5/31/16	$10,060	$10,041
6/30/16	$10,191	$10,221
7/31/16	$10,295	$10,286
8/31/16	$10,267	$10,274
9/30/16	$10,300	$10,268
10/31/16	$10,238	$10,190
11/30/16	$9,971	$9,949
12/31/16	$10,031	$9,963
1/31/17	$10,097	$9,982
2/28/17	$10,185	$10,049
3/31/17	$10,178	$10,044
4/30/17	$10,258	$10,122
5/31/17	$10,337	$10,199
6/30/17	$10,345	$10,189
7/31/17	$10,400	$10,233
8/31/17	$10,518	$10,325
9/30/17	$10,484	$10,276
10/31/17	$10,458	$10,282
11/30/17	$10,422	$10,268
12/31/17	$10,478	$10,316
1/31/18	$10,369	$10,197
2/28/18	$10,301	$10,100
3/31/18	$10,328	$10,165
4/30/18	$10,231	$10,089
5/31/18	$10,269	$10,161
6/30/18	$10,267	$10,149
7/31/18	$10,284	$10,151
8/31/18	$10,325	$10,216
9/30/18	$10,259	$10,151
10/31/18	$10,226	$10,070
11/30/18	$10,271	$10,131
12/31/18	$10,386	$10,317
1/31/19	$10,505	$10,426
2/28/19	$10,507	$10,420
3/31/19	$10,659	$10,620
4/30/19	$10,674	$10,623
5/31/19	$10,871	$10,812
6/30/19	$10,984	$10,947
7/31/19	$10,978	$10,971
8/31/19	$11,278	$11,256
9/30/19	$11,226	$11,196
10/31/19	$11,260	$11,230
11/30/19	$11,209	$11,224
12/31/19	$11,176	$11,216
1/31/20	$11,448	$11,432
2/29/20	$11,609	$11,638
3/31/20	$11,405	$11,569
4/30/20	$11,609	$11,775
5/31/20	$11,714	$11,830
6/30/20	$11,830	$11,904
7/31/20	$12,001	$12,082
8/31/20	$11,984	$11,984
9/30/20	$11,989	$11,978
10/31/20	$11,931	$11,924
11/30/20	$12,067	$12,041
12/31/20	$12,097	$12,058
1/31/21	$12,031	$11,971
2/28/21	$11,864	$11,799
3/31/21	$11,707	$11,651
4/30/21	$11,815	$11,743
5/31/21	$11,851	$11,782
6/30/21	$11,934	$11,864
7/31/21	$12,052	$11,997
8/31/21	$12,030	$11,974
9/30/21	$11,952	$11,871
10/31/21	$11,910	$11,867
11/30/21	$11,938	$11,902
12/31/21	$11,925	$11,872
1/31/22	$11,685	$11,616
2/28/22	$11,573	$11,487
3/31/22	$11,170	$11,168
4/30/22	$10,721	$10,744
5/31/22	$10,773	$10,813
6/30/22	$10,545	$10,643
7/31/22	$10,774	$10,903
8/31/22	$10,479	$10,595
9/30/22	$10,021	$10,138
10/31/22	$9,854	$10,006
11/30/22	$10,220	$10,374
12/31/22	$10,183	$10,327
1/31/23	$10,529	$10,645
2/28/23	$10,267	$10,370
3/31/23	$10,465	$10,633
4/30/23	$10,534	$10,698
5/31/23	$10,427	$10,581
6/30/23	$10,384	$10,544
7/31/23	$10,411	$10,536
8/31/23	$10,344	$10,469
9/30/23	$10,080	$10,203
10/31/23	$9,889	$10,042
11/30/23	$10,350	$10,497
12/31/23	$10,763	$10,898
1/31/24	$10,779	$10,868
2/29/24	$10,636	$10,715
3/31/24	$10,746	$10,814
4/30/24	$10,469	$10,541
5/31/24	$10,686	$10,719
6/30/24	$10,771	$10,821
7/31/24	$11,048	$11,074
8/31/24	$11,164	$11,233
9/30/24	$11,325	$11,383
10/31/24	$11,018	$11,101
11/30/24	$11,171	$11,218
12/31/24	$10,978	$11,035
1/31/25	$11,066	$11,093
2/28/25	$11,346	$11,337
3/31/25	$11,347	$11,342
4/30/25	$11,359	$11,386
5/31/25	$11,242	$11,305
6/30/25	$11,461	$11,478
7/31/25	$11,435	$11,448
8/31/25	$11,606	$11,585
9/30/25	$11,749	$11,711
10/31/25	$11,871	$11,785
11/30/25	$11,946	$11,858
12/31/25	$11,933	$11,840
1/31/26	$11,968	$11,853
2/28/26	$12,179	$12,047
3/31/26	$11,881	$11,835

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	4.71%	0.30%	1.74%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 47,077,876,000
Holdings Count | Holding	7,413
Advisory Fees Paid, Amount	$ 113,873,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200452
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	I-3
Trading Symbol	PTTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,004,245	$1,003,838
5/31/16	$1,006,823	$1,004,096
6/30/16	$1,020,345	$1,022,137
7/31/16	$1,031,218	$1,028,599
8/31/16	$1,028,847	$1,027,423
9/30/16	$1,032,562	$1,026,821
10/31/16	$1,026,746	$1,018,967
11/30/16	$1,000,376	$994,865
12/31/16	$1,006,822	$996,268
1/31/17	$1,013,818	$998,223
2/28/17	$1,023,056	$1,004,932
3/31/17	$1,022,830	$1,004,405
4/30/17	$1,031,254	$1,012,156
5/31/17	$1,039,643	$1,019,947
6/30/17	$1,040,890	$1,018,920
7/31/17	$1,046,852	$1,023,305
8/31/17	$1,059,091	$1,032,484
9/30/17	$1,056,097	$1,027,566
10/31/17	$1,053,931	$1,028,161
11/30/17	$1,050,795	$1,026,841
12/31/17	$1,056,860	$1,031,554
1/31/18	$1,046,315	$1,019,674
2/28/18	$1,039,845	$1,010,008
3/31/18	$1,043,013	$1,016,485
4/30/18	$1,033,618	$1,008,925
5/31/18	$1,037,905	$1,016,126
6/30/18	$1,038,117	$1,014,876
7/31/18	$1,040,317	$1,015,117
8/31/18	$1,044,931	$1,021,649
9/30/18	$1,038,597	$1,015,070
10/31/18	$1,035,650	$1,007,049
11/30/18	$1,040,614	$1,013,060
12/31/18	$1,052,599	$1,031,671
1/31/19	$1,065,062	$1,042,627
2/28/19	$1,065,682	$1,042,023
3/31/19	$1,081,452	$1,062,032
4/30/19	$1,083,368	$1,062,304
5/31/19	$1,103,836	$1,081,161
6/30/19	$1,115,641	$1,094,739
7/31/19	$1,115,408	$1,097,147
8/31/19	$1,146,406	$1,125,576
9/30/19	$1,141,516	$1,119,581
10/31/19	$1,145,386	$1,122,953
11/30/19	$1,140,650	$1,122,381
12/31/19	$1,137,710	$1,121,599
1/31/20	$1,165,764	$1,143,184
2/29/20	$1,182,594	$1,163,759
3/31/20	$1,162,218	$1,156,911
4/30/20	$1,183,391	$1,177,476
5/31/20	$1,194,591	$1,182,959
6/30/20	$1,206,887	$1,190,410
7/31/20	$1,224,797	$1,208,191
8/31/20	$1,223,459	$1,198,439
9/30/20	$1,224,403	$1,197,782
10/31/20	$1,218,935	$1,192,434
11/30/20	$1,233,274	$1,204,134
12/31/20	$1,236,865	$1,205,794
1/31/21	$1,230,567	$1,197,148
2/28/21	$1,213,805	$1,179,861
3/31/21	$1,198,194	$1,165,128
4/30/21	$1,209,719	$1,174,333
5/31/21	$1,213,862	$1,178,169
6/30/21	$1,222,796	$1,186,447
7/31/21	$1,235,424	$1,199,713
8/31/21	$1,233,591	$1,197,429
9/30/21	$1,226,019	$1,187,061
10/31/21	$1,222,213	$1,186,734
11/30/21	$1,225,482	$1,190,245
12/31/21	$1,224,590	$1,187,200
1/31/22	$1,200,438	$1,161,622
2/28/22	$1,189,301	$1,148,663
3/31/22	$1,148,347	$1,116,751
4/30/22	$1,102,630	$1,074,373
5/31/22	$1,108,313	$1,081,300
6/30/22	$1,085,265	$1,064,336
7/31/22	$1,109,223	$1,090,343
8/31/22	$1,079,239	$1,059,533
9/30/22	$1,032,569	$1,013,755
10/31/22	$1,015,693	$1,000,624
11/30/22	$1,053,793	$1,037,423
12/31/22	$1,050,434	$1,032,743
1/31/23	$1,086,403	$1,064,515
2/28/23	$1,059,754	$1,036,991
3/31/23	$1,080,664	$1,063,333
4/30/23	$1,088,009	$1,069,778
5/31/23	$1,077,425	$1,058,130
6/30/23	$1,073,396	$1,054,356
7/31/23	$1,076,569	$1,053,621
8/31/23	$1,069,986	$1,046,891
9/30/23	$1,043,092	$1,020,288
10/31/23	$1,023,677	$1,004,186
11/30/23	$1,071,776	$1,049,662
12/31/23	$1,114,977	$1,089,842
1/31/24	$1,117,025	$1,086,849
2/29/24	$1,102,630	$1,071,494
3/31/24	$1,114,388	$1,081,388
4/30/24	$1,086,063	$1,054,074
5/31/24	$1,109,028	$1,071,944
6/30/24	$1,118,237	$1,082,092
7/31/24	$1,147,484	$1,107,367
8/31/24	$1,159,925	$1,123,279
9/30/24	$1,177,058	$1,138,319
10/31/24	$1,145,633	$1,110,090
11/30/24	$1,161,954	$1,121,827
12/31/24	$1,142,329	$1,103,468
1/31/25	$1,151,849	$1,109,322
2/28/25	$1,181,423	$1,133,729
3/31/25	$1,181,959	$1,134,155
4/30/25	$1,183,639	$1,138,613
5/31/25	$1,171,825	$1,130,460
6/30/25	$1,195,151	$1,147,843
7/31/25	$1,192,815	$1,144,815
8/31/25	$1,211,187	$1,158,507
9/30/25	$1,226,504	$1,171,145
10/31/25	$1,239,740	$1,178,462
11/30/25	$1,247,982	$1,185,785
12/31/25	$1,247,045	$1,184,031
1/31/26	$1,251,203	$1,185,295
2/28/26	$1,273,684	$1,204,706
3/31/26	$1,243,030	$1,183,475

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.17%	0.74%	2.20%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 47,077,876,000
Holdings Count | Holding	7,413
Advisory Fees Paid, Amount	$ 113,873,000
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000103224
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Class A
Trading Symbol	PZCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the banking sector contributed to absolute performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency residential mortgage-backed securities contributed to absolute performance, as spreads tightened.

  Long exposure to the healthcare sector contributed to absolute performance, as innovation buoyed profitability.

  Long exposure to duration detracted from absolute performance, as rates rose.

  Short exposure to the home construction sector detracted from absolute performance, as broader positive market performance in 2025 supported the sector.

  Security selection within the metals and mining sector detracted from absolute performance, as a select issuer’s prices fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,629	$10,000	$10,000
4/30/16	$9,773	$10,017	$10,005
5/31/16	$9,835	$10,059	$10,011
6/30/16	$9,895	$10,251	$10,016
7/31/16	$10,102	$10,312	$10,021
8/31/16	$10,185	$10,307	$10,026
9/30/16	$10,257	$10,306	$10,032
10/31/16	$10,288	$10,206	$10,039
11/30/16	$10,288	$10,037	$10,046
12/31/16	$10,414	$10,065	$10,053
1/31/17	$10,488	$10,028	$10,061
2/28/17	$10,573	$10,114	$10,069
3/31/17	$10,668	$10,109	$10,078
4/30/17	$10,742	$10,178	$10,087
5/31/17	$10,795	$10,237	$10,097
6/30/17	$10,824	$10,208	$10,107
7/31/17	$10,888	$10,242	$10,118
8/31/17	$10,974	$10,335	$10,128
9/30/17	$11,040	$10,288	$10,139
10/31/17	$11,084	$10,331	$10,151
11/30/17	$11,094	$10,347	$10,162
12/31/17	$11,096	$10,370	$10,173
1/31/18	$11,151	$10,296	$10,188
2/28/18	$11,085	$10,273	$10,202
3/31/18	$11,098	$10,358	$10,216
4/30/18	$11,087	$10,320	$10,236
5/31/18	$11,054	$10,358	$10,256
6/30/18	$11,026	$10,377	$10,275
7/31/18	$11,137	$10,380	$10,295
8/31/18	$11,148	$10,412	$10,315
9/30/18	$11,172	$10,372	$10,335
10/31/18	$11,083	$10,352	$10,356
11/30/18	$11,027	$10,403	$10,377
12/31/18	$10,955	$10,553	$10,397
1/31/19	$11,160	$10,665	$10,421
2/28/19	$11,284	$10,678	$10,446
3/31/19	$11,347	$10,869	$10,470
4/30/19	$11,473	$10,875	$10,493
5/31/19	$11,461	$11,032	$10,516
6/30/19	$11,598	$11,186	$10,538
7/31/19	$11,586	$11,274	$10,559
8/31/19	$11,644	$11,530	$10,579
9/30/19	$11,659	$11,477	$10,600
10/31/19	$11,740	$11,457	$10,618
11/30/19	$11,752	$11,443	$10,637
12/31/19	$11,846	$11,420	$10,656
1/31/20	$11,928	$11,626	$10,673
2/29/20	$11,881	$11,768	$10,690
3/31/20	$10,778	$11,585	$10,708
4/30/20	$11,111	$11,773	$10,721
5/31/20	$11,324	$11,806	$10,734
6/30/20	$11,466	$11,865	$10,747
7/31/20	$11,741	$11,995	$10,749
8/31/20	$11,813	$11,908	$10,752
9/30/20	$11,808	$11,951	$10,755
10/31/20	$11,795	$11,952	$10,757
11/30/20	$12,072	$12,020	$10,759
12/31/20	$12,193	$12,057	$10,761
1/31/21	$12,242	$11,993	$10,763
2/28/21	$12,254	$11,806	$10,765
3/31/21	$12,245	$11,760	$10,768
4/30/21	$12,319	$11,790	$10,769
5/31/21	$12,356	$11,817	$10,771
6/30/21	$12,390	$11,874	$10,773
7/31/21	$12,390	$12,022	$10,774
8/31/21	$12,440	$11,998	$10,776
9/30/21	$12,413	$11,884	$10,777
10/31/21	$12,288	$11,853	$10,778
11/30/21	$12,251	$11,938	$10,779
12/31/21	$12,326	$11,890	$10,781
1/31/22	$12,225	$11,703	$10,783
2/28/22	$12,100	$11,547	$10,785
3/31/22	$12,032	$11,298	$10,787
4/30/22	$11,855	$10,994	$10,796
5/31/22	$11,805	$10,979	$10,805
6/30/22	$11,435	$10,813	$10,814
7/31/22	$11,765	$11,088	$10,828
8/31/22	$11,715	$10,799	$10,850
9/30/22	$11,517	$10,452	$10,872
10/31/22	$11,542	$10,416	$10,900
11/30/22	$11,837	$10,682	$10,934
12/31/22	$11,858	$10,556	$10,972
1/31/23	$12,144	$10,799	$11,013
2/28/23	$12,014	$10,626	$11,052
3/31/23	$12,168	$10,862	$11,096
4/30/23	$12,233	$10,918	$11,140
5/31/23	$12,194	$10,875	$11,188
6/30/23	$12,228	$10,869	$11,236
7/31/23	$12,334	$10,872	$11,285
8/31/23	$12,307	$10,858	$11,336
9/30/23	$12,209	$10,671	$11,387
10/31/23	$12,116	$10,595	$11,439
11/30/23	$12,515	$10,960	$11,490
12/31/23	$12,818	$11,310	$11,543
1/31/24	$12,872	$11,288	$11,596
2/29/24	$12,859	$11,210	$11,645
3/31/24	$12,989	$11,311	$11,699
4/30/24	$12,948	$11,129	$11,751
5/31/24	$13,112	$11,228	$11,805
6/30/24	$13,183	$11,325	$11,854
7/31/24	$13,349	$11,544	$11,912
8/31/24	$13,474	$11,670	$11,967
9/30/24	$13,604	$11,806	$12,018
10/31/24	$13,576	$11,646	$12,068
11/30/24	$13,702	$11,784	$12,116
12/31/24	$13,695	$11,694	$12,163
1/31/25	$13,794	$11,739	$12,208
2/28/25	$13,951	$11,881	$12,250
3/31/25	$13,985	$11,831	$12,295
4/30/25	$14,086	$11,948	$12,340
5/31/25	$14,028	$11,908	$12,386
6/30/25	$14,219	$12,022	$12,430
7/31/25	$14,233	$12,013	$12,477
8/31/25	$14,394	$12,078	$12,524
9/30/25	$14,482	$12,167	$12,569
10/31/25	$14,570	$12,263	$12,614
11/30/25	$14,674	$12,289	$12,656
12/31/25	$14,724	$12,263	$12,697
1/31/26	$14,754	$12,292	$12,738
2/28/26	$14,769	$12,465	$12,774
3/31/26	$14,408	$12,244	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.02%	3.31%	4.11%
Class A (including sales charge)	(0.86%)	2.52%	3.72%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 506,629,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 1,439,000
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$506,629
# of Portfolio Holdings	895
Portfolio Turnover Rate	317%
Total Net Advisory Fees Paid During the Reporting Period	$1,439
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.5%
U.S. Government Agencies	34.5%
Sovereign Issues	10.6%
Loan Participations and Assignments	5.9%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	16.3%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000103225
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Class C
Trading Symbol	PCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.80%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the banking sector contributed to absolute performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency residential mortgage-backed securities contributed to absolute performance, as spreads tightened.

  Long exposure to the healthcare sector contributed to absolute performance, as innovation buoyed profitability.

  Long exposure to duration detracted from absolute performance, as rates rose.

  Short exposure to the home construction sector detracted from absolute performance, as broader positive market performance in 2025 supported the sector.

  Security selection within the metals and mining sector detracted from absolute performance, as a select issuer’s prices fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,140	$10,017	$10,005
5/31/16	$10,194	$10,059	$10,011
6/30/16	$10,242	$10,251	$10,016
7/31/16	$10,459	$10,312	$10,021
8/31/16	$10,534	$10,307	$10,026
9/30/16	$10,609	$10,306	$10,032
10/31/16	$10,631	$10,206	$10,039
11/30/16	$10,620	$10,037	$10,046
12/31/16	$10,748	$10,065	$10,053
1/31/17	$10,814	$10,028	$10,061
2/28/17	$10,903	$10,114	$10,069
3/31/17	$10,991	$10,109	$10,078
4/30/17	$11,058	$10,178	$10,087
5/31/17	$11,102	$10,237	$10,097
6/30/17	$11,127	$10,208	$10,107
7/31/17	$11,183	$10,242	$10,118
8/31/17	$11,261	$10,335	$10,128
9/30/17	$11,329	$10,288	$10,139
10/31/17	$11,362	$10,331	$10,151
11/30/17	$11,362	$10,347	$10,162
12/31/17	$11,364	$10,370	$10,173
1/31/18	$11,410	$10,296	$10,188
2/28/18	$11,342	$10,273	$10,202
3/31/18	$11,336	$10,358	$10,216
4/30/18	$11,324	$10,320	$10,236
5/31/18	$11,279	$10,358	$10,256
6/30/18	$11,256	$10,377	$10,275
7/31/18	$11,359	$10,380	$10,295
8/31/18	$11,359	$10,412	$10,315
9/30/18	$11,374	$10,372	$10,335
10/31/18	$11,282	$10,352	$10,356
11/30/18	$11,213	$10,403	$10,377
12/31/18	$11,133	$10,553	$10,397
1/31/19	$11,332	$10,665	$10,421
2/28/19	$11,449	$10,678	$10,446
3/31/19	$11,521	$10,869	$10,470
4/30/19	$11,627	$10,875	$10,493
5/31/19	$11,615	$11,032	$10,516
6/30/19	$11,740	$11,186	$10,538
7/31/19	$11,728	$11,274	$10,559
8/31/19	$11,775	$11,530	$10,579
9/30/19	$11,780	$11,477	$10,600
10/31/19	$11,851	$11,457	$10,618
11/30/19	$11,863	$11,443	$10,637
12/31/19	$11,944	$11,420	$10,656
1/31/20	$12,028	$11,626	$10,673
2/29/20	$11,968	$11,768	$10,690
3/31/20	$10,858	$11,585	$10,708
4/30/20	$11,173	$11,773	$10,721
5/31/20	$11,391	$11,806	$10,734
6/30/20	$11,534	$11,865	$10,747
7/31/20	$11,803	$11,995	$10,749
8/31/20	$11,851	$11,908	$10,752
9/30/20	$11,848	$11,951	$10,755
10/31/20	$11,836	$11,952	$10,757
11/30/20	$12,093	$12,020	$10,759
12/31/20	$12,212	$12,057	$10,761
1/31/21	$12,262	$11,993	$10,763
2/28/21	$12,262	$11,806	$10,765
3/31/21	$12,240	$11,760	$10,768
4/30/21	$12,302	$11,790	$10,769
5/31/21	$12,327	$11,817	$10,771
6/30/21	$12,372	$11,874	$10,773
7/31/21	$12,347	$12,022	$10,774
8/31/21	$12,396	$11,998	$10,776
9/30/21	$12,358	$11,884	$10,777
10/31/21	$12,232	$11,853	$10,778
11/30/21	$12,182	$11,938	$10,779
12/31/21	$12,253	$11,890	$10,781
1/31/22	$12,139	$11,703	$10,783
2/28/22	$12,012	$11,547	$10,785
3/31/22	$11,939	$11,298	$10,787
4/30/22	$11,748	$10,994	$10,796
5/31/22	$11,697	$10,979	$10,805
6/30/22	$11,323	$10,813	$10,814
7/31/22	$11,643	$11,088	$10,828
8/31/22	$11,592	$10,799	$10,850
9/30/22	$11,384	$10,452	$10,872
10/31/22	$11,397	$10,416	$10,900
11/30/22	$11,680	$10,682	$10,934
12/31/22	$11,709	$10,556	$10,972
1/31/23	$11,982	$10,799	$11,013
2/28/23	$11,839	$10,626	$11,052
3/31/23	$11,975	$10,862	$11,096
4/30/23	$12,040	$10,918	$11,140
5/31/23	$11,988	$10,875	$11,188
6/30/23	$12,019	$10,869	$11,236
7/31/23	$12,124	$10,872	$11,285
8/31/23	$12,085	$10,858	$11,336
9/30/23	$11,977	$10,671	$11,387
10/31/23	$11,870	$10,595	$11,439
11/30/23	$12,269	$10,960	$11,490
12/31/23	$12,543	$11,310	$11,543
1/31/24	$12,597	$11,288	$11,596
2/29/24	$12,583	$11,210	$11,645
3/31/24	$12,693	$11,311	$11,699
4/30/24	$12,652	$11,129	$11,751
5/31/24	$12,802	$11,228	$11,805
6/30/24	$12,856	$11,325	$11,854
7/31/24	$13,008	$11,544	$11,912
8/31/24	$13,118	$11,670	$11,967
9/30/24	$13,256	$11,806	$12,018
10/31/24	$13,201	$11,646	$12,068
11/30/24	$13,326	$11,784	$12,116
12/31/24	$13,308	$11,694	$12,163
1/31/25	$13,407	$11,739	$12,208
2/28/25	$13,534	$11,881	$12,250
3/31/25	$13,559	$11,831	$12,295
4/30/25	$13,659	$11,948	$12,340
5/31/25	$13,587	$11,908	$12,386
6/30/25	$13,770	$12,022	$12,430
7/31/25	$13,770	$12,013	$12,477
8/31/25	$13,914	$12,078	$12,524
9/30/25	$13,990	$12,167	$12,569
10/31/25	$14,063	$12,263	$12,614
11/30/25	$14,150	$12,289	$12,656
12/31/25	$14,205	$12,263	$12,697
1/31/26	$14,220	$12,292	$12,738
2/28/26	$14,220	$12,465	$12,774
3/31/26	$13,870	$12,244	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.30%	2.53%	3.33%
Class C (including sales charge)	1.31%	2.53%	3.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 506,629,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 1,439,000
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$506,629
# of Portfolio Holdings	895
Portfolio Turnover Rate	317%
Total Net Advisory Fees Paid During the Reporting Period	$1,439
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.5%
U.S. Government Agencies	34.5%
Sovereign Issues	10.6%
Loan Participations and Assignments	5.9%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	16.3%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000103220
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Institutional Class
Trading Symbol	PCARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the banking sector contributed to absolute performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency residential mortgage-backed securities contributed to absolute performance, as spreads tightened.

  Long exposure to the healthcare sector contributed to absolute performance, as innovation buoyed profitability.

  Long exposure to duration detracted from absolute performance, as rates rose.

  Short exposure to the home construction sector detracted from absolute performance, as broader positive market performance in 2025 supported the sector.

  Security selection within the metals and mining sector detracted from absolute performance, as a select issuer’s prices fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,094	$1,001,698	$1,000,526
5/31/16	$1,021,459	$1,005,932	$1,001,052
6/30/16	$1,028,504	$1,025,081	$1,001,578
7/31/16	$1,050,089	$1,031,206	$1,002,105
8/31/16	$1,059,802	$1,030,680	$1,002,632
9/30/16	$1,067,320	$1,030,557	$1,003,159
10/31/16	$1,070,574	$1,020,565	$1,003,860
11/30/16	$1,070,574	$1,003,709	$1,004,560
12/31/16	$1,084,604	$1,006,459	$1,005,261
1/31/17	$1,092,359	$1,002,793	$1,006,097
2/28/17	$1,102,330	$1,011,378	$1,006,934
3/31/17	$1,112,301	$1,010,911	$1,007,772
4/30/17	$1,120,056	$1,017,767	$1,008,736
5/31/17	$1,126,703	$1,023,707	$1,009,699
6/30/17	$1,129,231	$1,020,842	$1,010,664
7/31/17	$1,135,953	$1,024,198	$1,011,756
8/31/17	$1,146,035	$1,033,532	$1,012,848
9/30/17	$1,153,939	$1,028,761	$1,013,943
10/31/17	$1,157,323	$1,033,100	$1,015,069
11/30/17	$1,159,579	$1,034,700	$1,016,196
12/31/17	$1,159,925	$1,037,013	$1,017,325
1/31/18	$1,166,788	$1,029,610	$1,018,760
2/28/18	$1,159,925	$1,027,288	$1,020,198
3/31/18	$1,161,035	$1,035,806	$1,021,638
4/30/18	$1,161,035	$1,031,952	$1,023,597
5/31/18	$1,157,580	$1,035,807	$1,025,561
6/30/18	$1,155,477	$1,037,738	$1,027,529
7/31/18	$1,167,125	$1,038,022	$1,029,527
8/31/18	$1,168,290	$1,041,212	$1,031,530
9/30/18	$1,170,887	$1,037,229	$1,033,537
10/31/18	$1,162,682	$1,035,202	$1,035,592
11/30/18	$1,156,822	$1,040,267	$1,037,651
12/31/18	$1,149,528	$1,055,294	$1,039,715
1/31/19	$1,171,015	$1,066,471	$1,042,143
2/28/19	$1,185,339	$1,067,753	$1,044,577
3/31/19	$1,193,154	$1,086,877	$1,047,017
4/30/19	$1,205,206	$1,087,524	$1,049,286
5/31/19	$1,205,206	$1,103,173	$1,051,561
6/30/19	$1,219,306	$1,118,641	$1,053,840
7/31/19	$1,219,306	$1,127,444	$1,055,886
8/31/19	$1,225,378	$1,153,012	$1,057,936
9/30/19	$1,226,956	$1,147,669	$1,059,991
10/31/19	$1,235,571	$1,145,688	$1,061,850
11/30/19	$1,238,032	$1,144,344	$1,063,711
12/31/19	$1,247,913	$1,141,998	$1,065,577
1/31/20	$1,257,857	$1,162,607	$1,067,304
2/29/20	$1,252,885	$1,176,836	$1,069,033
3/31/20	$1,137,248	$1,158,521	$1,070,765
4/30/20	$1,172,356	$1,177,276	$1,072,060
5/31/20	$1,196,180	$1,180,613	$1,073,355
6/30/20	$1,212,021	$1,186,505	$1,074,652
7/31/20	$1,241,089	$1,199,470	$1,074,928
8/31/20	$1,247,408	$1,190,779	$1,075,203
9/30/20	$1,248,008	$1,195,129	$1,075,480
10/31/20	$1,248,008	$1,195,216	$1,075,677
11/30/20	$1,277,298	$1,202,035	$1,075,874
12/31/20	$1,290,479	$1,205,728	$1,076,072
1/31/21	$1,296,932	$1,199,261	$1,076,299
2/28/21	$1,298,222	$1,180,606	$1,076,527
3/31/21	$1,297,152	$1,175,955	$1,076,755
4/30/21	$1,304,943	$1,179,029	$1,076,937
5/31/21	$1,308,839	$1,181,661	$1,077,119
6/30/21	$1,314,701	$1,187,424	$1,077,300
7/31/21	$1,314,701	$1,202,182	$1,077,433
8/31/21	$1,319,923	$1,199,773	$1,077,565
9/30/21	$1,317,061	$1,188,446	$1,077,697
10/31/21	$1,305,172	$1,185,338	$1,077,815
11/30/21	$1,301,209	$1,193,793	$1,077,933
12/31/21	$1,308,970	$1,188,952	$1,078,052
1/31/22	$1,298,295	$1,170,272	$1,078,252
2/28/22	$1,286,286	$1,154,705	$1,078,453
3/31/22	$1,280,306	$1,129,814	$1,078,655
4/30/22	$1,261,478	$1,099,449	$1,079,559
5/31/22	$1,256,099	$1,097,936	$1,080,464
6/30/22	$1,217,714	$1,081,273	$1,081,370
7/31/22	$1,252,893	$1,108,814	$1,082,840
8/31/22	$1,248,834	$1,079,868	$1,084,974
9/30/22	$1,227,653	$1,045,202	$1,087,187
10/31/22	$1,230,384	$1,041,624	$1,090,024
11/30/22	$1,261,793	$1,068,168	$1,093,382
12/31/22	$1,265,705	$1,055,562	$1,097,197
1/31/23	$1,296,170	$1,079,874	$1,101,269
2/28/23	$1,282,322	$1,062,650	$1,105,156
3/31/23	$1,299,676	$1,086,213	$1,109,554
4/30/23	$1,306,671	$1,091,806	$1,114,015
5/31/23	$1,302,474	$1,087,507	$1,118,838
6/30/23	$1,307,077	$1,086,858	$1,123,559
7/31/23	$1,319,795	$1,087,210	$1,128,492
8/31/23	$1,316,968	$1,085,844	$1,133,649
9/30/23	$1,306,247	$1,067,119	$1,138,672
10/31/23	$1,296,276	$1,059,542	$1,143,887
11/30/23	$1,340,435	$1,095,972	$1,148,966
12/31/23	$1,372,933	$1,130,998	$1,154,251
1/31/24	$1,380,152	$1,128,781	$1,159,560
2/29/24	$1,378,708	$1,121,036	$1,164,535
3/31/24	$1,392,382	$1,131,144	$1,169,880
4/30/24	$1,389,444	$1,112,932	$1,175,074
5/31/24	$1,407,069	$1,122,780	$1,180,456
6/30/24	$1,414,197	$1,132,522	$1,185,355
7/31/24	$1,433,529	$1,154,402	$1,191,175
8/31/24	$1,446,912	$1,167,045	$1,196,655
9/30/24	$1,462,618	$1,180,588	$1,201,824
10/31/24	$1,458,099	$1,164,612	$1,206,847
11/30/24	$1,473,162	$1,178,445	$1,211,567
12/31/24	$1,473,962	$1,169,402	$1,216,304
1/31/25	$1,484,665	$1,173,932	$1,220,841
2/28/25	$1,501,484	$1,188,068	$1,224,967
3/31/25	$1,504,569	$1,183,110	$1,229,536
4/30/25	$1,516,978	$1,194,759	$1,233,987
5/31/25	$1,510,773	$1,190,809	$1,238,578
6/30/25	$1,532,457	$1,202,213	$1,243,036
7/31/25	$1,534,027	$1,201,251	$1,247,698
8/31/25	$1,551,299	$1,207,833	$1,252,364
9/30/25	$1,560,901	$1,216,730	$1,256,860
10/31/25	$1,572,028	$1,226,335	$1,261,410
11/30/25	$1,583,154	$1,228,914	$1,265,611
12/31/25	$1,590,366	$1,226,279	$1,269,736
1/31/26	$1,593,602	$1,229,243	$1,273,762
2/28/26	$1,595,219	$1,246,523	$1,277,392
3/31/26	$1,555,957	$1,224,396	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.42%	3.71%	4.52%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 506,629,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 1,439,000
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$506,629
# of Portfolio Holdings	895
Portfolio Turnover Rate	317%
Total Net Advisory Fees Paid During the Reporting Period	$1,439
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.5%
U.S. Government Agencies	34.5%
Sovereign Issues	10.6%
Loan Participations and Assignments	5.9%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	16.3%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000103221
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	I-2
Trading Symbol	PPCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the banking sector contributed to absolute performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency residential mortgage-backed securities contributed to absolute performance, as spreads tightened.

  Long exposure to the healthcare sector contributed to absolute performance, as innovation buoyed profitability.

  Long exposure to duration detracted from absolute performance, as rates rose.

  Short exposure to the home construction sector detracted from absolute performance, as broader positive market performance in 2025 supported the sector.

  Security selection within the metals and mining sector detracted from absolute performance, as a select issuer’s prices fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,015,054	$1,001,698	$1,000,526
5/31/16	$1,021,505	$1,005,932	$1,001,052
6/30/16	$1,027,234	$1,025,081	$1,001,578
7/31/16	$1,049,942	$1,031,206	$1,002,105
8/31/16	$1,058,592	$1,030,680	$1,002,632
9/30/16	$1,066,822	$1,030,557	$1,003,159
10/31/16	$1,070,081	$1,020,565	$1,003,860
11/30/16	$1,070,081	$1,003,709	$1,004,560
12/31/16	$1,084,346	$1,006,459	$1,005,261
1/31/17	$1,092,115	$1,002,793	$1,006,097
2/28/17	$1,100,994	$1,011,378	$1,006,934
3/31/17	$1,110,983	$1,010,911	$1,007,772
4/30/17	$1,118,752	$1,017,767	$1,008,736
5/31/17	$1,124,302	$1,023,707	$1,009,699
6/30/17	$1,127,899	$1,020,842	$1,010,664
7/31/17	$1,134,632	$1,024,198	$1,011,756
8/31/17	$1,143,611	$1,033,532	$1,012,848
9/30/17	$1,151,399	$1,028,761	$1,013,943
10/31/17	$1,155,919	$1,033,100	$1,015,069
11/30/17	$1,157,049	$1,034,700	$1,016,196
12/31/17	$1,158,347	$1,037,013	$1,017,325
1/31/18	$1,164,076	$1,029,610	$1,018,760
2/28/18	$1,157,201	$1,027,288	$1,020,198
3/31/18	$1,159,113	$1,035,806	$1,021,638
4/30/18	$1,157,959	$1,031,952	$1,023,597
5/31/18	$1,154,499	$1,035,807	$1,025,561
6/30/18	$1,153,349	$1,037,738	$1,027,529
7/31/18	$1,163,845	$1,038,022	$1,029,527
8/31/18	$1,166,177	$1,041,212	$1,031,530
9/30/18	$1,168,504	$1,037,229	$1,033,537
10/31/18	$1,159,118	$1,035,202	$1,035,592
11/30/18	$1,153,252	$1,040,267	$1,037,651
12/31/18	$1,146,864	$1,055,294	$1,039,715
1/31/19	$1,168,368	$1,066,471	$1,042,143
2/28/19	$1,181,509	$1,067,753	$1,044,577
3/31/19	$1,189,024	$1,086,877	$1,047,017
4/30/19	$1,201,083	$1,087,524	$1,049,286
5/31/19	$1,201,083	$1,103,173	$1,051,561
6/30/19	$1,214,992	$1,118,641	$1,053,840
7/31/19	$1,214,992	$1,127,444	$1,055,886
8/31/19	$1,221,067	$1,153,012	$1,057,936
9/30/19	$1,222,368	$1,147,669	$1,059,991
10/31/19	$1,230,985	$1,145,688	$1,061,850
11/30/19	$1,233,447	$1,144,344	$1,063,711
12/31/19	$1,243,016	$1,141,998	$1,065,577
1/31/20	$1,252,960	$1,162,607	$1,067,304
2/29/20	$1,247,988	$1,176,836	$1,069,033
3/31/20	$1,132,213	$1,158,521	$1,070,765
4/30/20	$1,167,320	$1,177,276	$1,072,060
5/31/20	$1,191,143	$1,180,613	$1,073,355
6/30/20	$1,205,572	$1,186,505	$1,074,652
7/31/20	$1,234,637	$1,199,470	$1,074,928
8/31/20	$1,242,219	$1,190,779	$1,075,203
9/30/20	$1,242,527	$1,195,129	$1,075,480
10/31/20	$1,241,254	$1,195,216	$1,075,677
11/30/20	$1,270,535	$1,202,035	$1,075,874
12/31/20	$1,284,698	$1,205,728	$1,076,072
1/31/21	$1,289,857	$1,199,261	$1,076,299
2/28/21	$1,291,147	$1,180,606	$1,076,527
3/31/21	$1,289,855	$1,175,955	$1,076,755
4/30/21	$1,297,641	$1,179,029	$1,076,937
5/31/21	$1,302,831	$1,181,661	$1,077,119
6/30/21	$1,307,208	$1,187,424	$1,077,300
7/31/21	$1,307,208	$1,202,182	$1,077,433
8/31/21	$1,312,427	$1,199,773	$1,077,565
9/30/21	$1,309,276	$1,188,446	$1,077,697
10/31/21	$1,297,398	$1,185,338	$1,077,815
11/30/21	$1,293,438	$1,193,793	$1,077,933
12/31/21	$1,300,873	$1,188,952	$1,078,052
1/31/22	$1,291,543	$1,170,272	$1,078,252
2/28/22	$1,278,214	$1,154,705	$1,078,453
3/31/22	$1,271,955	$1,129,814	$1,078,655
4/30/22	$1,253,151	$1,099,449	$1,079,559
5/31/22	$1,249,122	$1,097,936	$1,080,464
6/30/22	$1,209,248	$1,081,273	$1,081,370
7/31/22	$1,244,377	$1,108,814	$1,082,840
8/31/22	$1,240,324	$1,079,868	$1,084,974
9/30/22	$1,218,889	$1,045,202	$1,087,187
10/31/22	$1,221,616	$1,041,624	$1,090,024
11/30/22	$1,252,975	$1,068,168	$1,093,382
12/31/22	$1,256,562	$1,055,562	$1,097,197
1/31/23	$1,286,974	$1,079,874	$1,101,269
2/28/23	$1,273,150	$1,062,650	$1,105,156
3/31/23	$1,288,858	$1,086,213	$1,109,554
4/30/23	$1,297,236	$1,091,806	$1,114,015
5/31/23	$1,293,047	$1,087,507	$1,118,838
6/30/23	$1,297,420	$1,086,858	$1,123,559
7/31/23	$1,308,702	$1,087,210	$1,128,492
8/31/23	$1,307,292	$1,085,844	$1,133,649
9/30/23	$1,296,345	$1,067,119	$1,138,672
10/31/23	$1,286,395	$1,059,542	$1,143,887
11/30/23	$1,329,037	$1,095,972	$1,148,966
12/31/23	$1,361,042	$1,130,998	$1,154,251
1/31/24	$1,368,243	$1,128,781	$1,159,560
2/29/24	$1,366,803	$1,121,036	$1,164,535
3/31/24	$1,380,207	$1,131,144	$1,169,880
4/30/24	$1,377,277	$1,112,932	$1,175,074
5/31/24	$1,394,859	$1,122,780	$1,180,456
6/30/24	$1,401,671	$1,132,522	$1,185,355
7/31/24	$1,420,953	$1,154,402	$1,191,175
8/31/24	$1,434,302	$1,167,045	$1,196,655
9/30/24	$1,449,689	$1,180,588	$1,201,824
10/31/24	$1,445,182	$1,164,612	$1,206,847
11/30/24	$1,460,205	$1,178,445	$1,211,567
12/31/24	$1,460,621	$1,169,402	$1,216,304
1/31/25	$1,471,293	$1,173,932	$1,220,841
2/28/25	$1,486,540	$1,188,068	$1,224,967
3/31/25	$1,490,793	$1,183,110	$1,229,536
4/30/25	$1,503,165	$1,194,759	$1,233,987
5/31/25	$1,496,979	$1,190,809	$1,238,578
6/30/25	$1,518,406	$1,202,213	$1,243,036
7/31/25	$1,519,971	$1,201,251	$1,247,698
8/31/25	$1,537,190	$1,207,833	$1,252,364
9/30/25	$1,546,437	$1,216,730	$1,256,860
10/31/25	$1,555,943	$1,226,335	$1,261,410
11/30/25	$1,567,035	$1,228,914	$1,265,611
12/31/25	$1,573,750	$1,226,279	$1,269,736
1/31/26	$1,578,587	$1,229,243	$1,273,762
2/28/26	$1,578,587	$1,246,523	$1,277,392
3/31/26	$1,540,828	$1,224,396	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.36%	3.62%	4.42%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 506,629,000
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 1,439,000
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$506,629
# of Portfolio Holdings	895
Portfolio Turnover Rate	317%
Total Net Advisory Fees Paid During the Reporting Period	$1,439
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.5%
U.S. Government Agencies	34.5%
Sovereign Issues	10.6%
Loan Participations and Assignments	5.9%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	16.3%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026674
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Class A
Trading Symbol	PDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,833	$10,017	$10,189
5/31/16	$9,895	$10,059	$10,198
6/30/16	$10,099	$10,251	$10,405
7/31/16	$10,296	$10,312	$10,596
8/31/16	$10,437	$10,307	$10,742
9/30/16	$10,474	$10,306	$10,758
10/31/16	$10,439	$10,206	$10,686
11/30/16	$10,233	$10,037	$10,449
12/31/16	$10,365	$10,065	$10,582
1/31/17	$10,459	$10,028	$10,673
2/28/17	$10,623	$10,114	$10,830
3/31/17	$10,692	$10,109	$10,837
4/30/17	$10,825	$10,178	$10,971
5/31/17	$10,952	$10,237	$11,066
6/30/17	$10,932	$10,208	$11,064
7/31/17	$11,027	$10,242	$11,150
8/31/17	$11,155	$10,335	$11,252
9/30/17	$11,160	$10,288	$11,268
10/31/17	$11,207	$10,331	$11,323
11/30/17	$11,183	$10,347	$11,302
12/31/17	$11,238	$10,370	$11,353
1/31/18	$11,191	$10,296	$11,336
2/28/18	$11,081	$10,273	$11,198
3/31/18	$11,155	$10,358	$11,210
4/30/18	$11,126	$10,320	$11,162
5/31/18	$11,099	$10,358	$11,123
6/30/18	$11,062	$10,377	$11,083
7/31/18	$11,182	$10,380	$11,222
8/31/18	$11,150	$10,412	$11,193
9/30/18	$11,235	$10,372	$11,265
10/31/18	$11,116	$10,352	$11,107
11/30/18	$11,085	$10,403	$11,057
12/31/18	$11,083	$10,553	$11,100
1/31/19	$11,464	$10,665	$11,475
2/28/19	$11,547	$10,678	$11,579
3/31/19	$11,716	$10,869	$11,763
4/30/19	$11,787	$10,875	$11,842
5/31/19	$11,819	$11,032	$11,871
6/30/19	$12,124	$11,186	$12,172
7/31/19	$12,196	$11,274	$12,284
8/31/19	$12,280	$11,530	$12,433
9/30/19	$12,258	$11,477	$12,408
10/31/19	$12,316	$11,457	$12,446
11/30/19	$12,353	$11,443	$12,472
12/31/19	$12,449	$11,420	$12,619
1/31/20	$12,631	$11,626	$12,786
2/29/20	$12,609	$11,768	$12,729
3/31/20	$11,500	$11,585	$11,475
4/30/20	$11,797	$11,773	$11,897
5/31/20	$12,137	$11,806	$12,320
6/30/20	$12,315	$11,865	$12,543
7/31/20	$12,681	$11,995	$12,969
8/31/20	$12,736	$11,908	$12,988
9/30/20	$12,636	$11,951	$12,872
10/31/20	$12,626	$11,952	$12,890
11/30/20	$13,049	$12,020	$13,290
12/31/20	$13,192	$12,057	$13,452
1/31/21	$13,094	$11,993	$13,374
2/28/21	$12,930	$11,806	$13,206
3/31/21	$12,846	$11,760	$13,128
4/30/21	$12,998	$11,790	$13,282
5/31/21	$13,063	$11,817	$13,358
6/30/21	$13,189	$11,874	$13,492
7/31/21	$13,271	$12,022	$13,594
8/31/21	$13,325	$11,998	$13,645
9/30/21	$13,192	$11,884	$13,510
10/31/21	$13,144	$11,853	$13,496
11/30/21	$13,047	$11,938	$13,407
12/31/21	$13,184	$11,890	$13,535
1/31/22	$12,835	$11,703	$13,184
2/28/22	$12,416	$11,547	$12,794
3/31/22	$12,236	$11,298	$12,627
4/30/22	$11,683	$10,994	$12,092
5/31/22	$11,705	$10,979	$12,111
6/30/22	$11,111	$10,813	$11,517
7/31/22	$11,598	$11,088	$11,989
8/31/22	$11,320	$10,799	$11,724
9/30/22	$10,821	$10,452	$11,169
10/31/22	$10,904	$10,416	$11,256
11/30/22	$11,397	$10,682	$11,762
12/31/22	$11,324	$10,556	$11,718
1/31/23	$11,746	$10,799	$12,105
2/28/23	$11,475	$10,626	$11,881
3/31/23	$11,607	$10,862	$12,063
4/30/23	$11,648	$10,918	$12,145
5/31/23	$11,564	$10,875	$12,057
6/30/23	$11,701	$10,869	$12,183
7/31/23	$11,830	$10,872	$12,327
8/31/23	$11,786	$10,858	$12,269
9/30/23	$11,561	$10,671	$12,047
10/31/23	$11,426	$10,595	$11,926
11/30/23	$11,976	$10,960	$12,496
12/31/23	$12,451	$11,310	$12,989
1/31/24	$12,430	$11,288	$12,947
2/29/24	$12,413	$11,210	$12,937
3/31/24	$12,603	$11,311	$13,116
4/30/24	$12,391	$11,129	$12,921
5/31/24	$12,576	$11,228	$13,102
6/30/24	$12,661	$11,325	$13,200
7/31/24	$12,897	$11,544	$13,445
8/31/24	$13,087	$11,670	$13,665
9/30/24	$13,287	$11,806	$13,865
10/31/24	$13,099	$11,646	$13,695
11/30/24	$13,304	$11,784	$13,857
12/31/24	$13,189	$11,694	$13,724
1/31/25	$13,320	$11,739	$13,860
2/28/25	$13,511	$11,881	$14,039
3/31/25	$13,441	$11,831	$13,952
4/30/25	$13,444	$11,948	$13,984
5/31/25	$13,548	$11,908	$14,098
6/30/25	$13,799	$12,022	$14,339
7/31/25	$13,873	$12,013	$14,434
8/31/25	$14,047	$12,078	$14,589
9/30/25	$14,205	$12,167	$14,757
10/31/25	$14,384	$12,263	$14,913
11/30/25	$14,468	$12,289	$14,974
12/31/25	$14,516	$12,263	$15,025
1/31/26	$14,605	$12,292	$15,104
2/28/26	$14,739	$12,465	$15,251
3/31/26	$14,366	$12,244	$14,920

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.88%	2.26%	4.09%
Class A (including sales charge)	2.87%	1.48%	3.69%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,943,551,000
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 13,575,000
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026673
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Administrative Class
Trading Symbol	PDAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,021,706	$1,001,698	$1,018,942
5/31/16	$1,028,259	$1,005,932	$1,019,828
6/30/16	$1,049,679	$1,025,081	$1,040,472
7/31/16	$1,070,248	$1,031,206	$1,059,572
8/31/16	$1,084,993	$1,030,680	$1,074,241
9/30/16	$1,088,985	$1,030,557	$1,075,848
10/31/16	$1,085,565	$1,020,565	$1,068,629
11/30/16	$1,064,287	$1,003,709	$1,044,934
12/31/16	$1,078,156	$1,006,459	$1,058,178
1/31/17	$1,087,997	$1,002,793	$1,067,281
2/28/17	$1,105,209	$1,011,378	$1,083,010
3/31/17	$1,112,530	$1,010,911	$1,083,656
4/30/17	$1,126,539	$1,017,767	$1,097,090
5/31/17	$1,139,879	$1,023,707	$1,106,648
6/30/17	$1,137,924	$1,020,842	$1,106,352
7/31/17	$1,147,961	$1,024,198	$1,115,015
8/31/17	$1,161,368	$1,033,532	$1,125,234
9/30/17	$1,162,134	$1,028,761	$1,126,840
10/31/17	$1,167,106	$1,033,100	$1,132,267
11/30/17	$1,164,756	$1,034,700	$1,130,150
12/31/17	$1,170,651	$1,037,013	$1,135,316
1/31/18	$1,165,936	$1,029,610	$1,133,594
2/28/18	$1,154,554	$1,027,288	$1,119,840
3/31/18	$1,162,434	$1,035,806	$1,120,952
4/30/18	$1,159,509	$1,031,952	$1,116,159
5/31/18	$1,156,883	$1,035,807	$1,112,305
6/30/18	$1,153,178	$1,037,738	$1,108,257
7/31/18	$1,165,783	$1,038,022	$1,122,231
8/31/18	$1,162,634	$1,041,212	$1,119,294
9/30/18	$1,171,646	$1,037,229	$1,126,517
10/31/18	$1,159,396	$1,035,202	$1,110,663
11/30/18	$1,156,284	$1,040,267	$1,105,678
12/31/18	$1,156,244	$1,055,294	$1,110,012
1/31/19	$1,196,183	$1,066,471	$1,147,504
2/28/19	$1,204,962	$1,067,753	$1,157,921
3/31/19	$1,222,771	$1,086,877	$1,176,273
4/30/19	$1,230,364	$1,087,524	$1,184,154
5/31/19	$1,233,781	$1,103,173	$1,187,060
6/30/19	$1,265,826	$1,118,641	$1,217,234
7/31/19	$1,273,466	$1,127,444	$1,228,353
8/31/19	$1,282,456	$1,153,012	$1,243,311
9/30/19	$1,280,264	$1,147,669	$1,240,772
10/31/19	$1,286,467	$1,145,688	$1,244,613
11/30/19	$1,290,508	$1,144,344	$1,247,232
12/31/19	$1,300,761	$1,141,998	$1,261,911
1/31/20	$1,319,940	$1,162,607	$1,278,609
2/29/20	$1,317,760	$1,176,836	$1,272,896
3/31/20	$1,202,020	$1,158,521	$1,147,491
4/30/20	$1,233,205	$1,177,276	$1,189,658
5/31/20	$1,268,911	$1,180,613	$1,231,969
6/30/20	$1,287,659	$1,186,505	$1,254,320
7/31/20	$1,326,166	$1,199,470	$1,296,852
8/31/20	$1,331,993	$1,190,779	$1,298,805
9/30/20	$1,321,754	$1,195,129	$1,287,226
10/31/20	$1,320,852	$1,195,216	$1,288,992
11/30/20	$1,365,248	$1,202,035	$1,329,013
12/31/20	$1,380,390	$1,205,728	$1,345,170
1/31/21	$1,370,378	$1,199,261	$1,337,390
2/28/21	$1,353,277	$1,180,606	$1,320,560
3/31/21	$1,344,723	$1,175,955	$1,312,778
4/30/21	$1,360,786	$1,179,029	$1,328,167
5/31/21	$1,367,762	$1,181,661	$1,335,836
6/30/21	$1,381,158	$1,187,424	$1,349,195
7/31/21	$1,389,844	$1,202,182	$1,359,435
8/31/21	$1,395,716	$1,199,773	$1,364,544
9/30/21	$1,381,972	$1,188,446	$1,351,049
10/31/21	$1,377,147	$1,185,338	$1,349,644
11/30/21	$1,367,160	$1,193,793	$1,340,672
12/31/21	$1,381,687	$1,188,952	$1,353,469
1/31/22	$1,345,294	$1,170,272	$1,318,437
2/28/22	$1,301,523	$1,154,705	$1,279,419
3/31/22	$1,282,790	$1,129,814	$1,262,746
4/30/22	$1,225,042	$1,099,449	$1,209,219
5/31/22	$1,227,432	$1,097,936	$1,211,058
6/30/22	$1,165,341	$1,081,273	$1,151,706
7/31/22	$1,216,595	$1,108,814	$1,198,851
8/31/22	$1,187,554	$1,079,868	$1,172,362
9/30/22	$1,135,295	$1,045,202	$1,116,860
10/31/22	$1,144,126	$1,041,624	$1,125,573
11/30/22	$1,195,991	$1,068,168	$1,176,166
12/31/22	$1,188,488	$1,055,562	$1,171,841
1/31/23	$1,232,985	$1,079,874	$1,210,546
2/28/23	$1,204,698	$1,062,650	$1,188,063
3/31/23	$1,218,708	$1,086,213	$1,206,281
4/30/23	$1,223,121	$1,091,806	$1,214,527
5/31/23	$1,214,481	$1,087,507	$1,205,688
6/30/23	$1,228,959	$1,086,858	$1,218,283
7/31/23	$1,242,732	$1,087,210	$1,232,719
8/31/23	$1,238,215	$1,085,844	$1,226,922
9/30/23	$1,214,797	$1,067,119	$1,204,716
10/31/23	$1,200,679	$1,059,542	$1,192,554
11/30/23	$1,258,654	$1,095,972	$1,249,622
12/31/23	$1,308,745	$1,130,998	$1,298,881
1/31/24	$1,306,761	$1,128,781	$1,294,692
2/29/24	$1,305,073	$1,121,036	$1,293,693
3/31/24	$1,325,253	$1,131,144	$1,311,649
4/30/24	$1,303,052	$1,112,932	$1,292,076
5/31/24	$1,322,709	$1,122,780	$1,310,189
6/30/24	$1,331,774	$1,132,522	$1,320,022
7/31/24	$1,356,837	$1,154,402	$1,344,511
8/31/24	$1,376,953	$1,167,045	$1,366,493
9/30/24	$1,398,195	$1,180,588	$1,386,495
10/31/24	$1,378,617	$1,164,612	$1,369,490
11/30/24	$1,400,314	$1,178,445	$1,385,660
12/31/24	$1,388,410	$1,169,402	$1,372,425
1/31/25	$1,402,392	$1,173,932	$1,385,964
2/28/25	$1,422,698	$1,188,068	$1,403,920
3/31/25	$1,415,461	$1,183,110	$1,395,225
4/30/25	$1,415,932	$1,194,759	$1,398,440
5/31/25	$1,427,069	$1,190,809	$1,409,837
6/30/25	$1,453,646	$1,202,213	$1,433,883
7/31/25	$1,461,703	$1,201,251	$1,443,415
8/31/25	$1,480,239	$1,207,833	$1,458,941
9/30/25	$1,497,022	$1,216,730	$1,475,721
10/31/25	$1,516,053	$1,226,335	$1,491,332
11/30/25	$1,525,094	$1,228,914	$1,497,430
12/31/25	$1,530,407	$1,226,279	$1,502,480
1/31/26	$1,539,960	$1,229,243	$1,510,389
2/28/26	$1,554,293	$1,246,523	$1,525,070
3/31/26	$1,515,134	$1,224,396	$1,491,961

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	7.04%	2.42%	4.24%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,943,551,000
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 13,575,000
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026676
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Class C
Trading Symbol	PDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.96%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,209	$10,017	$10,189
5/31/16	$10,267	$10,059	$10,198
6/30/16	$10,474	$10,251	$10,405
7/31/16	$10,671	$10,312	$10,596
8/31/16	$10,809	$10,307	$10,742
9/30/16	$10,841	$10,306	$10,758
10/31/16	$10,799	$10,206	$10,686
11/30/16	$10,579	$10,037	$10,449
12/31/16	$10,709	$10,065	$10,582
1/31/17	$10,799	$10,028	$10,673
2/28/17	$10,962	$10,114	$10,830
3/31/17	$11,026	$10,109	$10,837
4/30/17	$11,157	$10,178	$10,971
5/31/17	$11,280	$10,237	$11,066
6/30/17	$11,252	$10,208	$11,064
7/31/17	$11,343	$10,242	$11,150
8/31/17	$11,467	$10,335	$11,252
9/30/17	$11,466	$10,288	$11,268
10/31/17	$11,507	$10,331	$11,323
11/30/17	$11,475	$10,347	$11,302
12/31/17	$11,524	$10,370	$11,353
1/31/18	$11,469	$10,296	$11,336
2/28/18	$11,349	$10,273	$11,198
3/31/18	$11,418	$10,358	$11,210
4/30/18	$11,381	$10,320	$11,162
5/31/18	$11,346	$10,358	$11,123
6/30/18	$11,301	$10,377	$11,083
7/31/18	$11,417	$10,380	$11,222
8/31/18	$11,376	$10,412	$11,193
9/30/18	$11,457	$10,372	$11,265
10/31/18	$11,328	$10,352	$11,107
11/30/18	$11,289	$10,403	$11,057
12/31/18	$11,280	$10,553	$11,100
1/31/19	$11,661	$10,665	$11,475
2/28/19	$11,738	$10,678	$11,579
3/31/19	$11,903	$10,869	$11,763
4/30/19	$11,968	$10,875	$11,842
5/31/19	$11,992	$11,032	$11,871
6/30/19	$12,295	$11,186	$12,172
7/31/19	$12,359	$11,274	$12,284
8/31/19	$12,437	$11,530	$12,433
9/30/19	$12,407	$11,477	$12,408
10/31/19	$12,457	$11,457	$12,446
11/30/19	$12,487	$11,443	$12,472
12/31/19	$12,577	$11,420	$12,619
1/31/20	$12,752	$11,626	$12,786
2/29/20	$12,722	$11,768	$12,729
3/31/20	$11,596	$11,585	$11,475
4/30/20	$11,889	$11,773	$11,897
5/31/20	$12,224	$11,806	$12,320
6/30/20	$12,395	$11,865	$12,543
7/31/20	$12,755	$11,995	$12,969
8/31/20	$12,802	$11,908	$12,988
9/30/20	$12,695	$11,951	$12,872
10/31/20	$12,676	$11,952	$12,890
11/30/20	$13,093	$12,020	$13,290
12/31/20	$13,227	$12,057	$13,452
1/31/21	$13,122	$11,993	$13,374
2/28/21	$12,949	$11,806	$13,206
3/31/21	$12,857	$11,760	$13,128
4/30/21	$13,001	$11,790	$13,282
5/31/21	$13,058	$11,817	$13,358
6/30/21	$13,176	$11,874	$13,492
7/31/21	$13,248	$12,022	$13,594
8/31/21	$13,295	$11,998	$13,645
9/30/21	$13,154	$11,884	$13,510
10/31/21	$13,098	$11,853	$13,496
11/30/21	$12,993	$11,938	$13,407
12/31/21	$13,121	$11,890	$13,535
1/31/22	$12,766	$11,703	$13,184
2/28/22	$12,342	$11,547	$12,794
3/31/22	$12,155	$11,298	$12,627
4/30/22	$11,598	$10,994	$12,092
5/31/22	$11,612	$10,979	$12,111
6/30/22	$11,017	$10,813	$11,517
7/31/22	$11,493	$11,088	$11,989
8/31/22	$11,210	$10,799	$11,724
9/30/22	$10,708	$10,452	$11,169
10/31/22	$10,783	$10,416	$11,256
11/30/22	$11,264	$10,682	$11,762
12/31/22	$11,184	$10,556	$11,718
1/31/23	$11,595	$10,799	$12,105
2/28/23	$11,321	$10,626	$11,881
3/31/23	$11,443	$10,862	$12,063
4/30/23	$11,477	$10,918	$12,145
5/31/23	$11,387	$10,875	$12,057
6/30/23	$11,514	$10,869	$12,183
7/31/23	$11,635	$10,872	$12,327
8/31/23	$11,584	$10,858	$12,269
9/30/23	$11,356	$10,671	$12,047
10/31/23	$11,216	$10,595	$11,926
11/30/23	$11,749	$10,960	$12,496
12/31/23	$12,207	$11,310	$12,989
1/31/24	$12,179	$11,288	$12,947
2/29/24	$12,155	$11,210	$12,937
3/31/24	$12,334	$11,311	$13,116
4/30/24	$12,118	$11,129	$12,921
5/31/24	$12,291	$11,228	$13,102
6/30/24	$12,366	$11,325	$13,200
7/31/24	$12,590	$11,544	$13,445
8/31/24	$12,766	$11,670	$13,665
9/30/24	$12,954	$11,806	$13,865
10/31/24	$12,763	$11,646	$13,695
11/30/24	$12,954	$11,784	$13,857
12/31/24	$12,834	$11,694	$13,724
1/31/25	$12,953	$11,739	$13,860
2/28/25	$13,132	$11,881	$14,039
3/31/25	$13,055	$11,831	$13,952
4/30/25	$13,050	$11,948	$13,984
5/31/25	$13,143	$11,908	$14,098
6/30/25	$13,378	$12,022	$14,339
7/31/25	$13,442	$12,013	$14,434
8/31/25	$13,602	$12,078	$14,589
9/30/25	$13,746	$12,167	$14,757
10/31/25	$13,910	$12,263	$14,913
11/30/25	$13,983	$12,289	$14,974
12/31/25	$14,021	$12,263	$15,025
1/31/26	$14,097	$12,292	$15,104
2/28/26	$14,219	$12,465	$15,251
3/31/26	$13,850	$12,244	$14,920

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.09%	1.50%	3.31%
Class C (including sales charge)	5.09%	1.50%	3.31%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,943,551,000
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 13,575,000
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026672
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Institutional Class
Trading Symbol	PDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,021,920	$1,001,698	$1,018,942
5/31/16	$1,028,686	$1,005,932	$1,019,828
6/30/16	$1,050,329	$1,025,081	$1,040,472
7/31/16	$1,071,137	$1,031,206	$1,059,572
8/31/16	$1,086,122	$1,030,680	$1,074,241
9/30/16	$1,090,354	$1,030,557	$1,075,848
10/31/16	$1,087,145	$1,020,565	$1,068,629
11/30/16	$1,066,038	$1,003,709	$1,044,934
12/31/16	$1,080,170	$1,006,459	$1,058,178
1/31/17	$1,090,245	$1,002,793	$1,067,281
2/28/17	$1,107,703	$1,011,378	$1,083,010
3/31/17	$1,115,290	$1,010,911	$1,083,656
4/30/17	$1,129,550	$1,017,767	$1,097,090
5/31/17	$1,143,166	$1,023,707	$1,106,648
6/30/17	$1,141,456	$1,020,842	$1,106,352
7/31/17	$1,151,750	$1,024,198	$1,115,015
8/31/17	$1,165,447	$1,033,532	$1,125,234
9/30/17	$1,166,462	$1,028,761	$1,126,840
10/31/17	$1,171,694	$1,033,100	$1,132,267
11/30/17	$1,169,574	$1,034,700	$1,130,150
12/31/17	$1,175,750	$1,037,013	$1,135,316
1/31/18	$1,171,256	$1,029,610	$1,133,594
2/28/18	$1,160,045	$1,027,288	$1,119,840
3/31/18	$1,168,218	$1,035,806	$1,120,952
4/30/18	$1,165,512	$1,031,952	$1,116,159
5/31/18	$1,163,119	$1,035,807	$1,112,305
6/30/18	$1,159,641	$1,037,738	$1,108,257
7/31/18	$1,172,557	$1,038,022	$1,122,231
8/31/18	$1,169,664	$1,041,212	$1,119,294
9/30/18	$1,178,947	$1,037,229	$1,126,517
10/31/18	$1,166,869	$1,035,202	$1,110,663
11/30/18	$1,163,987	$1,040,267	$1,105,678
12/31/18	$1,164,132	$1,055,294	$1,110,012
1/31/19	$1,204,585	$1,066,471	$1,147,504
2/28/19	$1,213,657	$1,067,753	$1,157,921
3/31/19	$1,231,853	$1,086,877	$1,176,273
4/30/19	$1,239,758	$1,087,524	$1,184,154
5/31/19	$1,243,480	$1,103,173	$1,187,060
6/30/19	$1,276,018	$1,118,641	$1,217,234
7/31/19	$1,283,991	$1,127,444	$1,228,353
8/31/19	$1,293,343	$1,153,012	$1,243,311
9/30/19	$1,291,378	$1,147,669	$1,240,772
10/31/19	$1,297,909	$1,145,688	$1,244,613
11/30/19	$1,302,261	$1,144,344	$1,247,232
12/31/19	$1,312,883	$1,141,998	$1,261,911
1/31/20	$1,332,530	$1,162,607	$1,278,609
2/29/20	$1,330,585	$1,176,836	$1,272,896
3/31/20	$1,213,973	$1,158,521	$1,147,491
4/30/20	$1,245,720	$1,177,276	$1,189,658
5/31/20	$1,282,055	$1,180,613	$1,231,969
6/30/20	$1,301,266	$1,186,505	$1,254,320
7/31/20	$1,340,478	$1,199,470	$1,296,852
8/31/20	$1,346,635	$1,190,779	$1,298,805
9/30/20	$1,336,560	$1,195,129	$1,287,226
10/31/20	$1,335,942	$1,195,216	$1,288,992
11/30/20	$1,381,118	$1,202,035	$1,329,013
12/31/20	$1,396,760	$1,205,728	$1,345,170
1/31/21	$1,386,896	$1,199,261	$1,337,390
2/28/21	$1,369,854	$1,180,606	$1,320,560
3/31/21	$1,361,484	$1,175,955	$1,312,778
4/30/21	$1,378,048	$1,179,029	$1,328,167
5/31/21	$1,385,387	$1,181,661	$1,335,836
6/30/21	$1,399,242	$1,187,424	$1,349,195
7/31/21	$1,408,349	$1,202,182	$1,359,435
8/31/21	$1,414,588	$1,199,773	$1,364,544
9/30/21	$1,400,948	$1,188,446	$1,351,049
10/31/21	$1,396,354	$1,185,338	$1,349,644
11/30/21	$1,386,515	$1,193,793	$1,340,672
12/31/21	$1,401,561	$1,188,952	$1,353,469
1/31/22	$1,364,919	$1,170,272	$1,318,437
2/28/22	$1,320,748	$1,154,705	$1,279,419
3/31/22	$1,301,994	$1,129,814	$1,262,746
4/30/22	$1,243,641	$1,099,449	$1,209,219
5/31/22	$1,246,316	$1,097,936	$1,211,058
6/30/22	$1,183,517	$1,081,273	$1,151,706
7/31/22	$1,235,825	$1,108,814	$1,198,851
8/31/22	$1,206,592	$1,079,868	$1,172,362
9/30/22	$1,153,772	$1,045,202	$1,116,860
10/31/22	$1,162,987	$1,041,624	$1,125,573
11/30/22	$1,215,957	$1,068,168	$1,176,166
12/31/22	$1,208,611	$1,055,562	$1,171,841
1/31/23	$1,254,110	$1,079,874	$1,210,546
2/28/23	$1,225,576	$1,062,650	$1,188,063
3/31/23	$1,240,107	$1,086,213	$1,206,281
4/30/23	$1,244,833	$1,091,806	$1,214,527
5/31/23	$1,236,303	$1,087,507	$1,205,688
6/30/23	$1,251,313	$1,086,858	$1,218,283
7/31/23	$1,265,587	$1,087,210	$1,232,719
8/31/23	$1,261,252	$1,085,844	$1,226,922
9/30/23	$1,237,652	$1,067,119	$1,204,716
10/31/23	$1,223,519	$1,059,542	$1,192,554
11/30/23	$1,282,853	$1,095,972	$1,249,622
12/31/23	$1,334,195	$1,130,998	$1,298,881
1/31/24	$1,332,443	$1,128,781	$1,294,692
2/29/24	$1,330,984	$1,121,036	$1,293,693
3/31/24	$1,351,849	$1,131,144	$1,311,649
4/30/24	$1,329,476	$1,112,932	$1,292,076
5/31/24	$1,349,836	$1,122,780	$1,310,189
6/30/24	$1,359,347	$1,132,522	$1,320,022
7/31/24	$1,385,218	$1,154,402	$1,344,511
8/31/24	$1,406,070	$1,167,045	$1,366,493
9/30/24	$1,428,032	$1,180,588	$1,386,495
10/31/24	$1,408,337	$1,164,612	$1,369,490
11/30/24	$1,430,800	$1,178,445	$1,385,660
12/31/24	$1,418,939	$1,169,402	$1,372,425
1/31/25	$1,433,540	$1,173,932	$1,385,964
2/28/25	$1,454,572	$1,188,068	$1,403,920
3/31/25	$1,447,461	$1,183,110	$1,395,225
4/30/25	$1,448,236	$1,194,759	$1,398,440
5/31/25	$1,459,944	$1,190,809	$1,409,837
6/30/25	$1,487,423	$1,202,213	$1,433,883
7/31/25	$1,495,983	$1,201,251	$1,443,415
8/31/25	$1,515,283	$1,207,833	$1,458,941
9/30/25	$1,532,767	$1,216,730	$1,475,721
10/31/25	$1,552,601	$1,226,335	$1,491,332
11/30/25	$1,562,157	$1,228,914	$1,497,430
12/31/25	$1,567,941	$1,226,279	$1,502,480
1/31/26	$1,578,060	$1,229,243	$1,510,389
2/28/26	$1,593,051	$1,246,523	$1,525,070
3/31/26	$1,553,236	$1,224,396	$1,491,961

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.31%	2.67%	4.50%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,943,551,000
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 13,575,000
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064160
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	I-2
Trading Symbol	PDVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,021,833	$1,001,698	$1,018,942
5/31/16	$1,028,514	$1,005,932	$1,019,828
6/30/16	$1,050,068	$1,025,081	$1,040,472
7/31/16	$1,070,777	$1,031,206	$1,059,572
8/31/16	$1,085,665	$1,030,680	$1,074,241
9/30/16	$1,089,801	$1,030,557	$1,075,848
10/31/16	$1,086,509	$1,020,565	$1,068,629
11/30/16	$1,065,343	$1,003,709	$1,044,934
12/31/16	$1,079,370	$1,006,459	$1,058,178
1/31/17	$1,089,352	$1,002,793	$1,067,281
2/28/17	$1,106,713	$1,011,378	$1,083,010
3/31/17	$1,114,194	$1,010,911	$1,083,656
4/30/17	$1,128,355	$1,017,767	$1,097,090
5/31/17	$1,141,863	$1,023,707	$1,106,648
6/30/17	$1,140,056	$1,020,842	$1,106,352
7/31/17	$1,150,247	$1,024,198	$1,115,015
8/31/17	$1,163,828	$1,033,532	$1,125,234
9/30/17	$1,164,743	$1,028,761	$1,126,840
10/31/17	$1,169,872	$1,033,100	$1,132,267
11/30/17	$1,167,659	$1,034,700	$1,130,150
12/31/17	$1,173,723	$1,037,013	$1,135,316
1/31/18	$1,169,140	$1,029,610	$1,133,594
2/28/18	$1,157,861	$1,027,288	$1,119,840
3/31/18	$1,165,917	$1,035,806	$1,120,952
4/30/18	$1,163,126	$1,031,952	$1,116,159
5/31/18	$1,160,640	$1,035,807	$1,112,305
6/30/18	$1,157,070	$1,037,738	$1,108,257
7/31/18	$1,169,861	$1,038,022	$1,122,231
8/31/18	$1,166,866	$1,041,212	$1,119,294
9/30/18	$1,176,041	$1,037,229	$1,126,517
10/31/18	$1,163,893	$1,035,202	$1,110,663
11/30/18	$1,160,916	$1,040,267	$1,105,678
12/31/18	$1,160,967	$1,055,294	$1,110,012
1/31/19	$1,201,213	$1,066,471	$1,147,504
2/28/19	$1,210,168	$1,067,753	$1,157,921
3/31/19	$1,228,210	$1,086,877	$1,176,273
4/30/19	$1,235,999	$1,087,524	$1,184,154
5/31/19	$1,239,601	$1,103,173	$1,187,060
6/30/19	$1,271,942	$1,118,641	$1,217,234
7/31/19	$1,279,783	$1,127,444	$1,228,353
8/31/19	$1,288,991	$1,153,012	$1,243,311
9/30/19	$1,286,934	$1,147,669	$1,240,772
10/31/19	$1,293,333	$1,145,688	$1,244,613
11/30/19	$1,297,559	$1,144,344	$1,247,232
12/31/19	$1,308,034	$1,141,998	$1,261,911
1/31/20	$1,327,494	$1,162,607	$1,278,609
2/29/20	$1,325,455	$1,176,836	$1,272,896
3/31/20	$1,209,182	$1,158,521	$1,147,491
4/30/20	$1,240,707	$1,177,276	$1,189,658
5/31/20	$1,276,790	$1,180,613	$1,231,969
6/30/20	$1,295,816	$1,186,505	$1,254,320
7/31/20	$1,334,746	$1,199,470	$1,296,852
8/31/20	$1,340,772	$1,190,779	$1,298,805
9/30/20	$1,330,631	$1,195,129	$1,287,226
10/31/20	$1,329,898	$1,195,216	$1,288,992
11/30/20	$1,374,760	$1,202,035	$1,329,013
12/31/20	$1,390,202	$1,205,728	$1,345,170
1/31/21	$1,380,280	$1,199,261	$1,337,390
2/28/21	$1,363,212	$1,180,606	$1,320,560
3/31/21	$1,354,767	$1,175,955	$1,312,778
4/30/21	$1,371,129	$1,179,029	$1,328,167
5/31/21	$1,378,320	$1,181,661	$1,335,836
6/30/21	$1,391,991	$1,187,424	$1,349,195
7/31/21	$1,400,928	$1,202,182	$1,359,435
8/31/21	$1,407,019	$1,199,773	$1,364,544
9/30/21	$1,393,336	$1,188,446	$1,351,049
10/31/21	$1,388,647	$1,185,338	$1,349,644
11/30/21	$1,378,746	$1,193,793	$1,340,672
12/31/21	$1,393,582	$1,188,952	$1,353,469
1/31/22	$1,357,038	$1,170,272	$1,318,437
2/28/22	$1,313,018	$1,154,705	$1,279,419
3/31/22	$1,294,263	$1,129,814	$1,262,746
4/30/22	$1,236,147	$1,099,449	$1,209,219
5/31/22	$1,238,704	$1,097,936	$1,211,058
6/30/22	$1,176,190	$1,081,273	$1,151,706
7/31/22	$1,228,071	$1,108,814	$1,198,851
8/31/22	$1,198,916	$1,079,868	$1,172,362
9/30/22	$1,146,328	$1,045,202	$1,116,860
10/31/22	$1,155,391	$1,041,624	$1,125,573
11/30/22	$1,207,917	$1,068,168	$1,176,166
12/31/22	$1,200,510	$1,055,562	$1,171,841
1/31/23	$1,245,606	$1,079,874	$1,210,546
2/28/23	$1,217,170	$1,062,650	$1,188,063
3/31/23	$1,231,491	$1,086,213	$1,206,281
4/30/23	$1,236,091	$1,091,806	$1,214,527
5/31/23	$1,227,516	$1,087,507	$1,205,688
6/30/23	$1,242,311	$1,086,858	$1,218,283
7/31/23	$1,256,383	$1,087,210	$1,232,719
8/31/23	$1,251,975	$1,085,844	$1,226,922
9/30/23	$1,228,444	$1,067,119	$1,204,716
10/31/23	$1,214,316	$1,059,542	$1,192,554
11/30/23	$1,273,103	$1,095,972	$1,249,622
12/31/23	$1,323,940	$1,130,998	$1,298,881
1/31/24	$1,322,095	$1,128,781	$1,294,692
2/29/24	$1,320,543	$1,121,036	$1,293,693
3/31/24	$1,341,133	$1,131,144	$1,311,649
4/30/24	$1,318,828	$1,112,932	$1,292,076
5/31/24	$1,338,904	$1,122,780	$1,310,189
6/30/24	$1,348,235	$1,132,522	$1,320,022
7/31/24	$1,373,781	$1,154,402	$1,344,511
8/31/24	$1,394,335	$1,167,045	$1,366,493
9/30/24	$1,416,006	$1,180,588	$1,386,495
10/31/24	$1,396,358	$1,164,612	$1,369,490
11/30/24	$1,418,512	$1,178,445	$1,385,660
12/31/24	$1,406,633	$1,169,402	$1,372,425
1/31/25	$1,420,985	$1,173,932	$1,385,964
2/28/25	$1,441,723	$1,188,068	$1,403,920
3/31/25	$1,434,561	$1,183,110	$1,395,225
4/30/25	$1,435,214	$1,194,759	$1,398,440
5/31/25	$1,446,690	$1,190,809	$1,409,837
6/30/25	$1,473,804	$1,202,213	$1,433,883
7/31/25	$1,482,160	$1,201,251	$1,443,415
8/31/25	$1,501,152	$1,207,833	$1,458,941
9/30/25	$1,518,351	$1,216,730	$1,475,721
10/31/25	$1,537,861	$1,226,335	$1,491,332
11/30/25	$1,547,210	$1,228,914	$1,497,430
12/31/25	$1,552,804	$1,226,279	$1,502,480
1/31/26	$1,562,696	$1,229,243	$1,510,389
2/28/26	$1,577,421	$1,246,523	$1,525,070
3/31/26	$1,537,871	$1,224,396	$1,491,961

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.20%	2.57%	4.40%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,943,551,000
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 13,575,000
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200455
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	I-3
Trading Symbol	PDNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,021,796	$1,001,698	$1,018,942
5/31/16	$1,028,431	$1,005,932	$1,019,828
6/30/16	$1,049,941	$1,025,081	$1,040,472
7/31/16	$1,070,607	$1,031,206	$1,059,572
8/31/16	$1,085,447	$1,030,680	$1,074,241
9/30/16	$1,089,544	$1,030,557	$1,075,848
10/31/16	$1,086,199	$1,020,565	$1,068,629
11/30/16	$1,064,980	$1,003,709	$1,044,934
12/31/16	$1,078,962	$1,006,459	$1,058,178
1/31/17	$1,088,887	$1,002,793	$1,067,281
2/28/17	$1,106,198	$1,011,378	$1,083,010
3/31/17	$1,113,634	$1,010,911	$1,083,656
4/30/17	$1,127,734	$1,017,767	$1,097,090
5/31/17	$1,141,184	$1,023,707	$1,106,648
6/30/17	$1,139,337	$1,020,842	$1,106,352
7/31/17	$1,149,466	$1,024,198	$1,115,015
8/31/17	$1,162,989	$1,033,532	$1,125,234
9/30/17	$1,163,859	$1,028,761	$1,126,840
10/31/17	$1,168,931	$1,033,100	$1,132,267
11/30/17	$1,166,672	$1,034,700	$1,130,150
12/31/17	$1,172,684	$1,037,013	$1,135,316
1/31/18	$1,168,053	$1,029,610	$1,133,594
2/28/18	$1,156,739	$1,027,288	$1,119,840
3/31/18	$1,164,742	$1,035,806	$1,120,952
4/30/18	$1,161,910	$1,031,952	$1,116,159
5/31/18	$1,159,335	$1,035,807	$1,112,305
6/30/18	$1,155,684	$1,037,738	$1,108,257
7/31/18	$1,168,426	$1,038,022	$1,122,231
8/31/18	$1,165,389	$1,041,212	$1,119,294
9/30/18	$1,174,519	$1,037,229	$1,126,517
10/31/18	$1,162,337	$1,035,202	$1,110,663
11/30/18	$1,159,337	$1,040,267	$1,105,678
12/31/18	$1,159,320	$1,055,294	$1,110,012
1/31/19	$1,199,459	$1,066,471	$1,147,504
2/28/19	$1,208,369	$1,067,753	$1,157,921
3/31/19	$1,226,332	$1,086,877	$1,176,273
4/30/19	$1,234,062	$1,087,524	$1,184,154
5/31/19	$1,237,601	$1,103,173	$1,187,060
6/30/19	$1,269,841	$1,118,641	$1,217,234
7/31/19	$1,277,617	$1,127,444	$1,228,353
8/31/19	$1,286,752	$1,153,012	$1,243,311
9/30/19	$1,284,651	$1,147,669	$1,240,772
10/31/19	$1,290,983	$1,145,688	$1,244,613
11/30/19	$1,295,148	$1,144,344	$1,247,232
12/31/19	$1,305,555	$1,141,998	$1,261,911
1/31/20	$1,324,921	$1,162,607	$1,278,609
2/29/20	$1,322,836	$1,176,836	$1,272,896
3/31/20	$1,206,751	$1,158,521	$1,147,491
4/30/20	$1,238,159	$1,177,276	$1,189,658
5/31/20	$1,274,119	$1,180,613	$1,231,969
6/30/20	$1,293,052	$1,186,505	$1,254,320
7/31/20	$1,331,842	$1,199,470	$1,296,852
8/31/20	$1,337,801	$1,190,779	$1,298,805
9/30/20	$1,327,628	$1,195,129	$1,287,226
10/31/20	$1,326,840	$1,195,216	$1,288,992
11/30/20	$1,371,547	$1,202,035	$1,329,013
12/31/20	$1,386,889	$1,205,728	$1,345,170
1/31/21	$1,376,934	$1,199,261	$1,337,390
2/28/21	$1,359,854	$1,180,606	$1,320,560
3/31/21	$1,351,373	$1,175,955	$1,312,778
4/30/21	$1,367,637	$1,179,029	$1,328,167
5/31/21	$1,374,756	$1,181,661	$1,335,836
6/30/21	$1,388,335	$1,187,424	$1,349,195
7/31/21	$1,397,190	$1,202,182	$1,359,435
8/31/21	$1,403,207	$1,199,773	$1,364,544
9/30/21	$1,389,505	$1,188,446	$1,351,049
10/31/21	$1,384,771	$1,185,338	$1,349,644
11/30/21	$1,374,842	$1,193,793	$1,340,672
12/31/21	$1,389,575	$1,188,952	$1,353,469
1/31/22	$1,353,086	$1,170,272	$1,318,437
2/28/22	$1,309,148	$1,154,705	$1,279,419
3/31/22	$1,290,395	$1,129,814	$1,262,746
4/30/22	$1,232,401	$1,099,449	$1,209,219
5/31/22	$1,234,901	$1,097,936	$1,211,058
6/30/22	$1,172,531	$1,081,273	$1,151,706
7/31/22	$1,224,201	$1,108,814	$1,198,851
8/31/22	$1,195,087	$1,079,868	$1,172,362
9/30/22	$1,142,616	$1,045,202	$1,116,860
10/31/22	$1,151,606	$1,041,624	$1,125,573
11/30/22	$1,203,912	$1,068,168	$1,176,166
12/31/22	$1,196,473	$1,055,562	$1,171,841
1/31/23	$1,241,370	$1,079,874	$1,210,546
2/28/23	$1,212,986	$1,062,650	$1,188,063
3/31/23	$1,227,203	$1,086,213	$1,206,281
4/30/23	$1,231,729	$1,091,806	$1,214,527
5/31/23	$1,223,132	$1,087,507	$1,205,688
6/30/23	$1,237,818	$1,086,858	$1,218,283
7/31/23	$1,251,791	$1,087,210	$1,232,719
8/31/23	$1,247,347	$1,085,844	$1,226,922
9/30/23	$1,223,851	$1,067,119	$1,204,716
10/31/23	$1,209,726	$1,059,542	$1,192,554
11/30/23	$1,268,240	$1,095,972	$1,249,622
12/31/23	$1,318,826	$1,130,998	$1,298,881
1/31/24	$1,316,935	$1,128,781	$1,294,692
2/29/24	$1,315,338	$1,121,036	$1,293,693
3/31/24	$1,335,790	$1,131,144	$1,311,649
4/30/24	$1,313,521	$1,112,932	$1,292,076
5/31/24	$1,333,457	$1,122,780	$1,310,189
6/30/24	$1,342,699	$1,132,522	$1,320,022
7/31/24	$1,368,083	$1,154,402	$1,344,511
8/31/24	$1,388,489	$1,167,045	$1,366,493
9/30/24	$1,410,016	$1,180,588	$1,386,495
10/31/24	$1,390,391	$1,164,612	$1,369,490
11/30/24	$1,412,391	$1,178,445	$1,385,660
12/31/24	$1,400,504	$1,169,402	$1,372,425
1/31/25	$1,414,732	$1,173,932	$1,385,964
2/28/25	$1,435,328	$1,188,068	$1,403,920
3/31/25	$1,428,137	$1,183,110	$1,395,225
4/30/25	$1,428,722	$1,194,759	$1,398,440
5/31/25	$1,440,083	$1,190,809	$1,409,837
6/30/25	$1,467,015	$1,202,213	$1,433,883
7/31/25	$1,475,270	$1,201,251	$1,443,415
8/31/25	$1,494,108	$1,207,833	$1,458,941
9/30/25	$1,511,168	$1,216,730	$1,475,721
10/31/25	$1,530,515	$1,226,335	$1,491,332
11/30/25	$1,539,760	$1,228,914	$1,497,430
12/31/25	$1,545,258	$1,226,279	$1,502,480
1/31/26	$1,555,035	$1,229,243	$1,510,389
2/28/26	$1,569,629	$1,246,523	$1,525,070
3/31/26	$1,530,211	$1,224,396	$1,491,961

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.15%	2.52%	4.35%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,943,551,000
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 13,575,000
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000221063
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Class A
Trading Symbol	PEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
9/30/20	$9,625	$10,000
10/31/20	$9,704	$9,955
11/30/20	$9,851	$10,053
12/31/20	$9,962	$10,067
1/31/21	$10,018	$9,995
2/28/21	$10,029	$9,850
3/31/21	$10,031	$9,727
4/30/21	$10,105	$9,804
5/31/21	$10,131	$9,836
6/30/21	$10,178	$9,905
7/31/21	$10,206	$10,016
8/31/21	$10,225	$9,997
9/30/21	$10,221	$9,910
10/31/21	$10,203	$9,908
11/30/21	$10,148	$9,937
12/31/21	$10,217	$9,912
1/31/22	$10,123	$9,698
2/28/22	$10,019	$9,590
3/31/22	$9,982	$9,323
4/30/22	$9,791	$8,970
5/31/22	$9,768	$9,028
6/30/22	$9,510	$8,886
7/31/22	$9,670	$9,103
8/31/22	$9,574	$8,846
9/30/22	$9,291	$8,464
10/31/22	$9,225	$8,354
11/30/22	$9,505	$8,661
12/31/22	$9,518	$8,622
1/31/23	$9,803	$8,887
2/28/23	$9,620	$8,658
3/31/23	$9,695	$8,878
4/30/23	$9,714	$8,931
5/31/23	$9,670	$8,834
6/30/23	$9,651	$8,803
7/31/23	$9,722	$8,796
8/31/23	$9,689	$8,740
9/30/23	$9,549	$8,518
10/31/23	$9,433	$8,384
11/30/23	$9,735	$8,763
12/31/23	$10,011	$9,099
1/31/24	$10,077	$9,074
2/29/24	$10,031	$8,946
3/31/24	$10,144	$9,028
4/30/24	$9,983	$8,800
5/31/24	$10,154	$8,949
6/30/24	$10,196	$9,034
7/31/24	$10,374	$9,245
8/31/24	$10,500	$9,378
9/30/24	$10,620	$9,504
10/31/24	$10,464	$9,268
11/30/24	$10,575	$9,366
12/31/24	$10,485	$9,213
1/31/25	$10,608	$9,261
2/28/25	$10,794	$9,465
3/31/25	$10,804	$9,469
4/30/25	$10,816	$9,506
5/31/25	$10,804	$9,438
6/30/25	$10,986	$9,583
7/31/25	$10,961	$9,558
8/31/25	$11,123	$9,672
9/30/25	$11,211	$9,778
10/31/25	$11,315	$9,839
11/30/25	$11,390	$9,900
12/31/25	$11,385	$9,885
1/31/26	$11,435	$9,896
2/28/26	$11,580	$10,058
3/31/26	$11,298	$9,881

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
Class A (excluding sales charge)	4.57%	2.41%	2.96%
Class A (including sales charge)	0.62%	1.63%	2.24%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 397,255,000
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 870,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000221062
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Class C
Trading Symbol	PEGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.80%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
9/30/20	$10,000	$10,000
10/31/20	$10,080	$9,955
11/30/20	$10,222	$10,053
12/31/20	$10,330	$10,067
1/31/21	$10,383	$9,995
2/28/21	$10,388	$9,850
3/31/21	$10,385	$9,727
4/30/21	$10,454	$9,804
5/31/21	$10,474	$9,836
6/30/21	$10,517	$9,905
7/31/21	$10,538	$10,016
8/31/21	$10,552	$9,997
9/30/21	$10,541	$9,910
10/31/21	$10,515	$9,908
11/30/21	$10,452	$9,937
12/31/21	$10,516	$9,912
1/31/22	$10,413	$9,698
2/28/22	$10,300	$9,590
3/31/22	$10,256	$9,323
4/30/22	$10,053	$8,970
5/31/22	$10,023	$9,028
6/30/22	$9,752	$8,886
7/31/22	$9,910	$9,103
8/31/22	$9,806	$8,846
9/30/22	$9,509	$8,464
10/31/22	$9,436	$8,354
11/30/22	$9,717	$8,661
12/31/22	$9,724	$8,622
1/31/23	$10,008	$8,887
2/28/23	$9,815	$8,658
3/31/23	$9,885	$8,878
4/30/23	$9,898	$8,931
5/31/23	$9,847	$8,834
6/30/23	$9,822	$8,803
7/31/23	$9,889	$8,796
8/31/23	$9,849	$8,740
9/30/23	$9,700	$8,518
10/31/23	$9,576	$8,384
11/30/23	$9,877	$8,763
12/31/23	$10,150	$9,099
1/31/24	$10,211	$9,074
2/29/24	$10,158	$8,946
3/31/24	$10,267	$9,028
4/30/24	$10,097	$8,800
5/31/24	$10,263	$8,949
6/30/24	$10,300	$9,034
7/31/24	$10,474	$9,245
8/31/24	$10,593	$9,378
9/30/24	$10,708	$9,504
10/31/24	$10,544	$9,268
11/30/24	$10,650	$9,366
12/31/24	$10,552	$9,213
1/31/25	$10,669	$9,261
2/28/25	$10,850	$9,465
3/31/25	$10,853	$9,469
4/30/25	$10,859	$9,506
5/31/25	$10,840	$9,438
6/30/25	$11,016	$9,583
7/31/25	$10,984	$9,558
8/31/25	$11,139	$9,672
9/30/25	$11,220	$9,778
10/31/25	$11,317	$9,839
11/30/25	$11,385	$9,900
12/31/25	$11,373	$9,885
1/31/26	$11,415	$9,896
2/28/26	$11,554	$10,058
3/31/26	$11,265	$9,881

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
Class C (excluding sales charge)	3.79%	1.64%	2.19%
Class C (including sales charge)	2.80%	1.64%	2.19%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 397,255,000
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 870,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000221064
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Institutional Class
Trading Symbol	PEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,583	$995,535
11/30/20	$1,024,160	$1,005,303
12/31/20	$1,036,072	$1,006,689
1/31/21	$1,042,255	$999,471
2/28/21	$1,043,665	$985,038
3/31/21	$1,044,305	$972,738
4/30/21	$1,052,326	$980,423
5/31/21	$1,055,319	$983,626
6/30/21	$1,060,594	$990,537
7/31/21	$1,063,868	$1,001,612
8/31/21	$1,066,221	$999,705
9/30/21	$1,066,134	$991,050
10/31/21	$1,064,607	$990,776
11/30/21	$1,059,216	$993,708
12/31/21	$1,066,823	$991,165
1/31/22	$1,057,315	$969,811
2/28/22	$1,046,791	$958,992
3/31/22	$1,043,331	$932,349
4/30/22	$1,023,616	$896,968
5/31/22	$1,021,598	$902,752
6/30/22	$994,908	$888,589
7/31/22	$1,011,980	$910,302
8/31/22	$1,002,335	$884,579
9/30/22	$972,994	$846,360
10/31/22	$966,391	$835,398
11/30/22	$996,013	$866,120
12/31/22	$997,691	$862,213
1/31/23	$1,027,907	$888,738
2/28/23	$1,009,037	$865,760
3/31/23	$1,017,244	$887,752
4/30/23	$1,019,549	$893,132
5/31/23	$1,015,251	$883,407
6/30/23	$1,013,665	$880,257
7/31/23	$1,021,475	$879,643
8/31/23	$1,018,346	$874,024
9/30/23	$1,003,938	$851,814
10/31/23	$992,088	$838,371
11/30/23	$1,024,137	$876,338
12/31/23	$1,053,520	$909,883
1/31/24	$1,060,907	$907,385
2/29/24	$1,056,313	$894,565
3/31/24	$1,068,621	$902,825
4/30/24	$1,051,955	$880,021
5/31/24	$1,070,367	$894,941
6/30/24	$1,075,115	$903,413
7/31/24	$1,094,341	$924,514
8/31/24	$1,107,989	$937,799
9/30/24	$1,120,987	$950,356
10/31/24	$1,104,874	$926,788
11/30/24	$1,117,022	$936,587
12/31/24	$1,107,862	$921,259
1/31/25	$1,121,244	$926,147
2/28/25	$1,141,263	$946,523
3/31/25	$1,142,683	$946,880
4/30/25	$1,144,320	$950,601
5/31/25	$1,143,491	$943,794
6/30/25	$1,163,088	$958,307
7/31/25	$1,160,795	$955,779
8/31/25	$1,178,439	$967,210
9/30/25	$1,188,088	$977,762
10/31/25	$1,199,555	$983,870
11/30/25	$1,207,841	$989,984
12/31/25	$1,207,786	$988,519
1/31/26	$1,213,444	$989,575
2/28/26	$1,229,256	$1,005,780
3/31/26	$1,199,682	$988,055

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
Institutional Class	4.99%	2.81%	3.37%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 397,255,000
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 870,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000221065
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	I-2
Trading Symbol	PEGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,516	$995,535
11/30/20	$1,024,007	$1,005,303
12/31/20	$1,035,801	$1,006,689
1/31/21	$1,041,909	$999,471
2/28/21	$1,043,267	$985,038
3/31/21	$1,043,824	$972,738
4/30/21	$1,051,776	$980,423
5/31/21	$1,054,685	$983,626
6/30/21	$1,059,871	$990,537
7/31/21	$1,063,051	$1,001,612
8/31/21	$1,065,315	$999,705
9/30/21	$1,065,136	$991,050
10/31/21	$1,063,520	$990,776
11/30/21	$1,058,065	$993,708
12/31/21	$1,065,571	$991,165
1/31/22	$1,055,992	$969,811
2/28/22	$1,045,400	$958,992
3/31/22	$1,041,860	$932,349
4/30/22	$1,022,085	$896,968
5/31/22	$1,019,987	$902,752
6/30/22	$993,258	$888,589
7/31/22	$1,010,217	$910,302
8/31/22	$1,000,504	$884,579
9/30/22	$971,130	$846,360
10/31/22	$964,467	$835,398
11/30/22	$994,062	$866,120
12/31/22	$995,647	$862,213
1/31/23	$1,025,721	$888,738
2/28/23	$1,006,810	$865,760
3/31/23	$1,014,909	$887,752
4/30/23	$1,017,131	$893,132
5/31/23	$1,012,758	$883,407
6/30/23	$1,011,087	$880,257
7/31/23	$1,018,797	$879,643
8/31/23	$1,015,591	$874,024
9/30/23	$1,001,134	$851,814
10/31/23	$989,238	$838,371
11/30/23	$1,021,114	$876,338
12/31/23	$1,050,319	$909,883
1/31/24	$1,057,598	$907,385
2/29/24	$1,052,935	$894,565
3/31/24	$1,065,115	$902,825
4/30/24	$1,048,417	$880,021
5/31/24	$1,066,672	$894,941
6/30/24	$1,071,322	$903,413
7/31/24	$1,090,389	$924,514
8/31/24	$1,103,889	$937,799
9/30/24	$1,116,754	$950,356
10/31/24	$1,100,607	$926,788
11/30/24	$1,112,614	$936,587
12/31/24	$1,103,397	$921,259
1/31/25	$1,116,629	$926,147
2/28/25	$1,136,479	$946,523
3/31/25	$1,137,804	$946,880
4/30/25	$1,139,342	$950,601
5/31/25	$1,138,423	$943,794
6/30/25	$1,157,842	$958,307
7/31/25	$1,155,463	$955,779
8/31/25	$1,172,922	$967,210
9/30/25	$1,182,433	$977,762
10/31/25	$1,193,738	$983,870
11/30/25	$1,201,891	$989,984
12/31/25	$1,201,732	$988,519
1/31/26	$1,207,260	$989,575
2/28/26	$1,222,898	$1,005,780
3/31/26	$1,193,378	$988,055

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
I-2	4.88%	2.71%	3.27%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 397,255,000
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 870,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000221066
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	I-3
Trading Symbol	PEGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,486	$995,535
11/30/20	$1,023,927	$1,005,303
12/31/20	$1,035,676	$1,006,689
1/31/21	$1,041,732	$999,471
2/28/21	$1,043,027	$985,038
3/31/21	$1,043,533	$972,738
4/30/21	$1,051,399	$980,423
5/31/21	$1,054,259	$983,626
6/30/21	$1,059,416	$990,537
7/31/21	$1,062,562	$1,001,612
8/31/21	$1,064,786	$999,705
9/30/21	$1,064,570	$991,050
10/31/21	$1,062,911	$990,776
11/30/21	$1,057,399	$993,708
12/31/21	$1,064,849	$991,165
1/31/22	$1,055,238	$969,811
2/28/22	$1,044,621	$958,992
3/31/22	$1,041,048	$932,349
4/30/22	$1,021,245	$896,968
5/31/22	$1,019,108	$902,752
6/30/22	$992,358	$888,589
7/31/22	$1,009,259	$910,302
8/31/22	$999,512	$884,579
9/30/22	$970,116	$846,360
10/31/22	$963,420	$835,398
11/30/22	$992,945	$866,120
12/31/22	$994,485	$862,213
1/31/23	$1,024,411	$888,738
2/28/23	$1,005,488	$865,760
3/31/23	$1,013,534	$887,752
4/30/23	$1,015,714	$893,132
5/31/23	$1,011,302	$883,407
6/30/23	$1,009,591	$880,257
7/31/23	$1,017,249	$879,643
8/31/23	$1,014,004	$874,024
9/30/23	$999,529	$851,814
10/31/23	$987,610	$838,371
11/30/23	$1,019,397	$876,338
12/31/23	$1,048,503	$909,883
1/31/24	$1,055,725	$907,385
2/29/24	$1,051,029	$894,565
3/31/24	$1,063,143	$902,825
4/30/24	$1,046,432	$880,021
5/31/24	$1,064,606	$894,941
6/30/24	$1,069,206	$903,413
7/31/24	$1,088,189	$924,514
8/31/24	$1,101,614	$937,799
9/30/24	$1,114,409	$950,356
10/31/24	$1,098,251	$926,788
11/30/24	$1,110,186	$936,587
12/31/24	$1,100,942	$921,259
1/31/25	$1,114,096	$926,147
2/28/25	$1,133,861	$946,523
3/31/25	$1,135,138	$946,880
4/30/25	$1,136,627	$950,601
5/31/25	$1,135,655	$943,794
6/30/25	$1,154,981	$958,307
7/31/25	$1,152,558	$955,779
8/31/25	$1,169,922	$967,210
9/30/25	$1,179,362	$977,762
10/31/25	$1,190,585	$983,870
11/30/25	$1,198,671	$989,984
12/31/25	$1,198,459	$988,519
1/31/26	$1,203,922	$989,575
2/28/26	$1,219,470	$1,005,780
3/31/26	$1,189,984	$988,055

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
I-3	4.83%	2.66%	3.21%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 397,255,000
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 870,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026548
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class A
Trading Symbol	PHDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,862	$10,038	$10,335
5/31/16	$9,881	$10,041	$10,369
6/30/16	$9,936	$10,221	$10,461
7/31/16	$10,177	$10,286	$10,716
8/31/16	$10,373	$10,274	$10,932
9/30/16	$10,421	$10,268	$10,984
10/31/16	$10,403	$10,190	$10,998
11/30/16	$10,355	$9,949	$10,940
12/31/16	$10,533	$9,963	$11,122
1/31/17	$10,646	$9,982	$11,249
2/28/17	$10,797	$10,049	$11,392
3/31/17	$10,772	$10,044	$11,376
4/30/17	$10,897	$10,122	$11,515
5/31/17	$11,001	$10,199	$11,609
6/30/17	$11,022	$10,189	$11,627
7/31/17	$11,136	$10,233	$11,749
8/31/17	$11,142	$10,325	$11,761
9/30/17	$11,224	$10,276	$11,852
10/31/17	$11,266	$10,282	$11,906
11/30/17	$11,211	$10,268	$11,874
12/31/17	$11,232	$10,316	$11,898
1/31/18	$11,263	$10,197	$11,949
2/28/18	$11,132	$10,100	$11,832
3/31/18	$11,064	$10,165	$11,766
4/30/18	$11,122	$10,089	$11,830
5/31/18	$11,081	$10,161	$11,816
6/30/18	$11,115	$10,149	$11,843
7/31/18	$11,250	$10,151	$11,969
8/31/18	$11,341	$10,216	$12,063
9/30/18	$11,395	$10,151	$12,124
10/31/18	$11,197	$10,070	$11,946
11/30/18	$11,131	$10,131	$11,880
12/31/18	$10,914	$10,317	$11,655
1/31/19	$11,422	$10,426	$12,171
2/28/19	$11,604	$10,420	$12,372
3/31/19	$11,717	$10,620	$12,511
4/30/19	$11,885	$10,623	$12,671
5/31/19	$11,734	$10,812	$12,538
6/30/19	$12,034	$10,947	$12,863
7/31/19	$12,083	$10,971	$12,938
8/31/19	$12,149	$11,256	$13,033
9/30/19	$12,205	$11,196	$13,078
10/31/19	$12,238	$11,230	$13,122
11/30/19	$12,302	$11,224	$13,201
12/31/19	$12,499	$11,216	$13,416
1/31/20	$12,492	$11,432	$13,425
2/29/20	$12,303	$11,638	$13,232
3/31/20	$11,109	$11,569	$11,815
4/30/20	$11,547	$11,775	$12,309
5/31/20	$11,972	$11,830	$12,847
6/30/20	$11,986	$11,904	$12,930
7/31/20	$12,514	$12,082	$13,551
8/31/20	$12,597	$11,984	$13,655
9/30/20	$12,453	$11,978	$13,490
10/31/20	$12,498	$11,924	$13,554
11/30/20	$12,928	$12,041	$14,034
12/31/20	$13,120	$12,058	$14,258
1/31/21	$13,102	$11,971	$14,273
2/28/21	$13,116	$11,799	$14,295
3/31/21	$13,117	$11,651	$14,301
4/30/21	$13,238	$11,743	$14,452
5/31/21	$13,267	$11,782	$14,484
6/30/21	$13,430	$11,864	$14,668
7/31/21	$13,463	$11,997	$14,733
8/31/21	$13,537	$11,974	$14,812
9/30/21	$13,524	$11,871	$14,806
10/31/21	$13,467	$11,867	$14,781
11/30/21	$13,332	$11,902	$14,635
12/31/21	$13,603	$11,872	$14,914
1/31/22	$13,193	$11,616	$14,490
2/28/22	$13,073	$11,487	$14,361
3/31/22	$12,953	$11,168	$14,231
4/30/22	$12,452	$10,744	$13,722
5/31/22	$12,544	$10,813	$13,812
6/30/22	$11,687	$10,643	$12,879
7/31/22	$12,429	$10,903	$13,672
8/31/22	$12,078	$10,595	$13,299
9/30/22	$11,618	$10,138	$12,783
10/31/22	$11,947	$10,006	$13,164
11/30/22	$12,203	$10,374	$13,437
12/31/22	$12,094	$10,327	$13,335
1/31/23	$12,531	$10,645	$13,818
2/28/23	$12,343	$10,370	$13,615
3/31/23	$12,564	$10,633	$13,810
4/30/23	$12,649	$10,698	$13,928
5/31/23	$12,525	$10,581	$13,791
6/30/23	$12,685	$10,544	$13,983
7/31/23	$12,823	$10,536	$14,165
8/31/23	$12,832	$10,469	$14,193
9/30/23	$12,659	$10,203	$14,016
10/31/23	$12,534	$10,042	$13,880
11/30/23	$13,118	$10,497	$14,517
12/31/23	$13,589	$10,898	$15,014
1/31/24	$13,582	$10,868	$15,025
2/29/24	$13,578	$10,715	$15,032
3/31/24	$13,747	$10,814	$15,209
4/30/24	$13,607	$10,541	$15,069
5/31/24	$13,746	$10,719	$15,237
6/30/24	$13,878	$10,821	$15,393
7/31/24	$14,103	$11,074	$15,650
8/31/24	$14,317	$11,233	$15,890
9/30/24	$14,472	$11,383	$16,069
10/31/24	$14,364	$11,101	$15,953
11/30/24	$14,508	$11,218	$16,124
12/31/24	$14,458	$11,035	$16,041
1/31/25	$14,639	$11,093	$16,257
2/28/25	$14,728	$11,337	$16,366
3/31/25	$14,596	$11,342	$16,226
4/30/25	$14,575	$11,386	$16,239
5/31/25	$14,818	$11,305	$16,481
6/30/25	$15,050	$11,478	$16,790
7/31/25	$15,071	$11,448	$16,837
8/31/25	$15,243	$11,585	$17,035
9/30/25	$15,372	$11,711	$17,172
10/31/25	$15,434	$11,785	$17,218
11/30/25	$15,543	$11,858	$17,332
12/31/25	$15,643	$11,840	$17,441
1/31/26	$15,680	$11,853	$17,528
2/28/26	$15,717	$12,047	$17,581
3/31/26	$15,508	$11,835	$17,375

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.25%	3.41%	4.89%
Class A (including sales charge)	2.26%	2.62%	4.49%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,162,470,000
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 18,221,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026547
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Administrative Class
Trading Symbol	PHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,024,708	$1,003,838	$1,033,510
5/31/16	$1,026,755	$1,004,096	$1,036,921
6/30/16	$1,032,546	$1,022,137	$1,046,087
7/31/16	$1,057,711	$1,028,599	$1,071,643
8/31/16	$1,078,186	$1,027,423	$1,093,215
9/30/16	$1,083,231	$1,026,821	$1,098,353
10/31/16	$1,081,506	$1,018,967	$1,099,803
11/30/16	$1,076,510	$994,865	$1,093,952
12/31/16	$1,095,120	$996,268	$1,112,199
1/31/17	$1,106,957	$998,223	$1,124,901
2/28/17	$1,122,832	$1,004,932	$1,139,243
3/31/17	$1,120,233	$1,004,405	$1,137,580
4/30/17	$1,133,379	$1,012,156	$1,151,504
5/31/17	$1,144,315	$1,019,947	$1,160,911
6/30/17	$1,146,621	$1,018,920	$1,162,688
7/31/17	$1,158,483	$1,023,305	$1,174,931
8/31/17	$1,159,265	$1,032,484	$1,176,082
9/30/17	$1,167,857	$1,027,566	$1,185,232
10/31/17	$1,172,333	$1,028,161	$1,190,577
11/30/17	$1,166,743	$1,026,841	$1,187,434
12/31/17	$1,168,962	$1,031,554	$1,189,821
1/31/18	$1,172,286	$1,019,674	$1,194,949
2/28/18	$1,158,738	$1,010,008	$1,183,191
3/31/18	$1,151,803	$1,016,485	$1,176,565
4/30/18	$1,157,911	$1,008,925	$1,183,048
5/31/18	$1,153,763	$1,016,126	$1,181,569
6/30/18	$1,157,407	$1,014,876	$1,184,251
7/31/18	$1,171,560	$1,015,117	$1,196,946
8/31/18	$1,181,130	$1,021,649	$1,206,318
9/30/18	$1,186,840	$1,015,070	$1,212,386
10/31/18	$1,166,292	$1,007,049	$1,194,576
11/30/18	$1,159,531	$1,013,060	$1,187,994
12/31/18	$1,137,035	$1,031,671	$1,165,505
1/31/19	$1,190,092	$1,042,627	$1,217,114
2/28/19	$1,209,067	$1,042,023	$1,237,209
3/31/19	$1,220,960	$1,062,032	$1,251,065
4/30/19	$1,238,561	$1,062,304	$1,267,091
5/31/19	$1,223,172	$1,081,161	$1,253,787
6/30/19	$1,254,456	$1,094,739	$1,286,298
7/31/19	$1,259,680	$1,097,147	$1,293,810
8/31/19	$1,266,651	$1,125,576	$1,303,281
9/30/19	$1,272,583	$1,119,581	$1,307,842
10/31/19	$1,276,214	$1,122,953	$1,312,171
11/30/19	$1,282,928	$1,122,381	$1,320,136
12/31/19	$1,303,614	$1,121,599	$1,341,561
1/31/20	$1,303,052	$1,143,184	$1,342,460
2/29/20	$1,283,333	$1,163,759	$1,323,156
3/31/20	$1,158,908	$1,156,911	$1,181,472
4/30/20	$1,204,755	$1,177,476	$1,230,858
5/31/20	$1,249,119	$1,182,959	$1,284,708
6/30/20	$1,250,746	$1,190,410	$1,293,020
7/31/20	$1,305,890	$1,208,191	$1,355,111
8/31/20	$1,314,724	$1,198,439	$1,365,504
9/30/20	$1,299,818	$1,197,782	$1,348,982
10/31/20	$1,304,668	$1,192,434	$1,355,376
11/30/20	$1,349,585	$1,204,134	$1,403,411
12/31/20	$1,369,750	$1,205,794	$1,425,823
1/31/21	$1,367,974	$1,197,148	$1,427,292
2/28/21	$1,369,552	$1,179,861	$1,429,547
3/31/21	$1,369,811	$1,165,128	$1,430,133
4/30/21	$1,382,608	$1,174,333	$1,445,221
5/31/21	$1,385,671	$1,178,169	$1,448,415
6/30/21	$1,402,885	$1,186,447	$1,466,838
7/31/21	$1,406,430	$1,199,713	$1,473,278
8/31/21	$1,414,303	$1,197,429	$1,481,204
9/30/21	$1,412,994	$1,187,061	$1,480,582
10/31/21	$1,407,138	$1,186,734	$1,478,080
11/30/21	$1,393,242	$1,190,245	$1,463,476
12/31/21	$1,421,637	$1,187,200	$1,491,356
1/31/22	$1,378,872	$1,161,622	$1,449,031
2/28/22	$1,366,508	$1,148,663	$1,436,077
3/31/22	$1,354,017	$1,116,751	$1,423,094
4/30/22	$1,301,823	$1,074,373	$1,372,190
5/31/22	$1,311,532	$1,081,300	$1,381,151
6/30/22	$1,222,007	$1,064,336	$1,287,909
7/31/22	$1,299,707	$1,090,343	$1,367,167
8/31/22	$1,263,054	$1,059,533	$1,329,939
9/30/22	$1,215,105	$1,013,755	$1,278,298
10/31/22	$1,249,567	$1,000,624	$1,316,442
11/30/22	$1,276,464	$1,037,423	$1,343,653
12/31/22	$1,265,173	$1,032,743	$1,333,549
1/31/23	$1,310,998	$1,064,515	$1,381,757
2/28/23	$1,291,406	$1,036,991	$1,361,500
3/31/23	$1,314,742	$1,063,333	$1,380,956
4/30/23	$1,323,703	$1,069,778	$1,392,791
5/31/23	$1,310,826	$1,058,130	$1,379,072
6/30/23	$1,327,721	$1,054,356	$1,398,323
7/31/23	$1,342,197	$1,053,621	$1,416,474
8/31/23	$1,343,243	$1,046,891	$1,419,335
9/30/23	$1,325,256	$1,020,288	$1,401,608
10/31/23	$1,312,261	$1,004,186	$1,387,998
11/30/23	$1,373,555	$1,049,662	$1,451,735
12/31/23	$1,423,006	$1,089,842	$1,501,355
1/31/24	$1,422,359	$1,086,849	$1,502,481
2/29/24	$1,422,103	$1,071,494	$1,503,172
3/31/24	$1,439,892	$1,081,388	$1,520,879
4/30/24	$1,425,335	$1,054,074	$1,506,903
5/31/24	$1,440,086	$1,071,944	$1,523,750
6/30/24	$1,454,018	$1,082,092	$1,539,262
7/31/24	$1,477,710	$1,107,367	$1,564,952
8/31/24	$1,500,233	$1,123,279	$1,588,989
9/30/24	$1,516,543	$1,138,319	$1,606,866
10/31/24	$1,505,374	$1,110,090	$1,595,312
11/30/24	$1,520,660	$1,121,827	$1,612,430
12/31/24	$1,515,557	$1,103,468	$1,604,094
1/31/25	$1,534,625	$1,109,322	$1,625,653
2/28/25	$1,544,098	$1,133,729	$1,636,626
3/31/25	$1,530,311	$1,134,155	$1,622,649
4/30/25	$1,528,323	$1,138,613	$1,623,915
5/31/25	$1,553,841	$1,130,460	$1,648,111
6/30/25	$1,578,324	$1,147,843	$1,678,964
7/31/25	$1,580,686	$1,144,815	$1,683,682
8/31/25	$1,598,864	$1,158,507	$1,703,549
9/30/25	$1,612,556	$1,171,145	$1,717,177
10/31/25	$1,619,175	$1,178,462	$1,721,762
11/30/25	$1,630,691	$1,185,785	$1,733,195
12/31/25	$1,641,319	$1,184,031	$1,744,079
1/31/26	$1,645,338	$1,185,295	$1,752,835
2/28/26	$1,649,417	$1,204,706	$1,758,128
3/31/26	$1,627,564	$1,183,475	$1,737,523

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.36%	3.51%	4.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,162,470,000
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 18,221,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026550
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class C
Trading Symbol	PHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,240	$10,038	$10,335
5/31/16	$10,253	$10,041	$10,369
6/30/16	$10,304	$10,221	$10,461
7/31/16	$10,547	$10,286	$10,716
8/31/16	$10,744	$10,274	$10,932
9/30/16	$10,786	$10,268	$10,984
10/31/16	$10,762	$10,190	$10,998
11/30/16	$10,705	$9,949	$10,940
12/31/16	$10,881	$9,963	$11,122
1/31/17	$10,991	$9,982	$11,249
2/28/17	$11,142	$10,049	$11,392
3/31/17	$11,108	$10,044	$11,376
4/30/17	$11,231	$10,122	$11,515
5/31/17	$11,331	$10,199	$11,609
6/30/17	$11,345	$10,189	$11,627
7/31/17	$11,455	$10,233	$11,749
8/31/17	$11,454	$10,325	$11,761
9/30/17	$11,531	$10,276	$11,852
10/31/17	$11,567	$10,282	$11,906
11/30/17	$11,504	$10,268	$11,874
12/31/17	$11,517	$10,316	$11,898
1/31/18	$11,542	$10,197	$11,949
2/28/18	$11,401	$10,100	$11,832
3/31/18	$11,324	$10,165	$11,766
4/30/18	$11,377	$10,089	$11,830
5/31/18	$11,328	$10,161	$11,816
6/30/18	$11,355	$10,149	$11,843
7/31/18	$11,486	$10,151	$11,969
8/31/18	$11,571	$10,216	$12,063
9/30/18	$11,620	$10,151	$12,124
10/31/18	$11,410	$10,070	$11,946
11/30/18	$11,336	$10,131	$11,880
12/31/18	$11,108	$10,317	$11,655
1/31/19	$11,618	$10,426	$12,171
2/28/19	$11,796	$10,420	$12,372
3/31/19	$11,903	$10,620	$12,511
4/30/19	$12,067	$10,623	$12,671
5/31/19	$11,906	$10,812	$12,538
6/30/19	$12,203	$10,947	$12,863
7/31/19	$12,245	$10,971	$12,938
8/31/19	$12,303	$11,256	$13,033
9/30/19	$12,353	$11,196	$13,078
10/31/19	$12,379	$11,230	$13,122
11/30/19	$12,435	$11,224	$13,201
12/31/19	$12,627	$11,216	$13,416
1/31/20	$12,612	$11,432	$13,425
2/29/20	$12,413	$11,638	$13,232
3/31/20	$11,201	$11,569	$11,815
4/30/20	$11,637	$11,775	$12,309
5/31/20	$12,057	$11,830	$12,847
6/30/20	$12,064	$11,904	$12,930
7/31/20	$12,586	$12,082	$13,551
8/31/20	$12,663	$11,984	$13,655
9/30/20	$12,510	$11,978	$13,490
10/31/20	$12,547	$11,924	$13,554
11/30/20	$12,971	$12,041	$14,034
12/31/20	$13,154	$12,058	$14,258
1/31/21	$13,128	$11,971	$14,273
2/28/21	$13,135	$11,799	$14,295
3/31/21	$13,128	$11,651	$14,301
4/30/21	$13,241	$11,743	$14,452
5/31/21	$13,261	$11,782	$14,484
6/30/21	$13,417	$11,864	$14,668
7/31/21	$13,440	$11,997	$14,733
8/31/21	$13,506	$11,974	$14,812
9/30/21	$13,484	$11,871	$14,806
10/31/21	$13,419	$11,867	$14,781
11/30/21	$13,277	$11,902	$14,635
12/31/21	$13,537	$11,872	$14,914
1/31/22	$13,121	$11,616	$14,490
2/28/22	$12,995	$11,487	$14,361
3/31/22	$12,867	$11,168	$14,231
4/30/22	$12,362	$10,744	$13,722
5/31/22	$12,445	$10,813	$13,812
6/30/22	$11,587	$10,643	$12,879
7/31/22	$12,316	$10,903	$13,672
8/31/22	$11,959	$10,595	$13,299
9/30/22	$11,497	$10,138	$12,783
10/31/22	$11,815	$10,006	$13,164
11/30/22	$12,061	$10,374	$13,437
12/31/22	$11,945	$10,327	$13,335
1/31/23	$12,369	$10,645	$13,818
2/28/23	$12,176	$10,370	$13,615
3/31/23	$12,387	$10,633	$13,810
4/30/23	$12,464	$10,698	$13,928
5/31/23	$12,333	$10,581	$13,791
6/30/23	$12,483	$10,544	$13,983
7/31/23	$12,611	$10,536	$14,165
8/31/23	$12,612	$10,469	$14,193
9/30/23	$12,434	$10,203	$14,016
10/31/23	$12,303	$10,042	$13,880
11/30/23	$12,869	$10,497	$14,517
12/31/23	$13,323	$10,898	$15,014
1/31/24	$13,307	$10,868	$15,025
2/29/24	$13,296	$10,715	$15,032
3/31/24	$13,453	$10,814	$15,209
4/30/24	$13,307	$10,541	$15,069
5/31/24	$13,435	$10,719	$15,237
6/30/24	$13,556	$10,821	$15,393
7/31/24	$13,767	$11,074	$15,650
8/31/24	$13,966	$11,233	$15,890
9/30/24	$14,109	$11,383	$16,069
10/31/24	$13,995	$11,101	$15,953
11/30/24	$14,127	$11,218	$16,124
12/31/24	$14,069	$11,035	$16,041
1/31/25	$14,236	$11,093	$16,257
2/28/25	$14,315	$11,337	$16,366
3/31/25	$14,177	$11,342	$16,226
4/30/25	$14,149	$11,386	$16,239
5/31/25	$14,375	$11,305	$16,481
6/30/25	$14,591	$11,478	$16,790
7/31/25	$14,603	$11,448	$16,837
8/31/25	$14,760	$11,585	$17,035
9/30/25	$14,876	$11,711	$17,172
10/31/25	$14,926	$11,785	$17,218
11/30/25	$15,022	$11,858	$17,332
12/31/25	$15,109	$11,840	$17,441
1/31/26	$15,135	$11,853	$17,528
2/28/26	$15,163	$12,047	$17,581
3/31/26	$14,951	$11,835	$17,375

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.46%	2.64%	4.10%
Class C (including sales charge)	4.46%	2.64%	4.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,162,470,000
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 18,221,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026546
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Institutional Class
Trading Symbol	PHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,024,922	$1,003,838	$1,033,510
5/31/16	$1,027,178	$1,004,096	$1,036,921
6/30/16	$1,033,184	$1,022,137	$1,046,087
7/31/16	$1,058,587	$1,028,599	$1,071,643
8/31/16	$1,079,308	$1,027,423	$1,093,215
9/30/16	$1,084,594	$1,026,821	$1,098,353
10/31/16	$1,083,082	$1,018,967	$1,099,803
11/30/16	$1,078,296	$994,865	$1,093,952
12/31/16	$1,097,185	$996,268	$1,112,199
1/31/17	$1,109,257	$998,223	$1,124,901
2/28/17	$1,125,379	$1,004,932	$1,139,243
3/31/17	$1,123,034	$1,004,405	$1,137,580
4/30/17	$1,136,423	$1,012,156	$1,151,504
5/31/17	$1,147,630	$1,019,947	$1,160,911
6/30/17	$1,150,193	$1,018,920	$1,162,688
7/31/17	$1,162,320	$1,023,305	$1,174,931
8/31/17	$1,163,351	$1,032,484	$1,176,082
9/30/17	$1,172,221	$1,027,566	$1,185,232
10/31/17	$1,176,955	$1,028,161	$1,190,577
11/30/17	$1,171,582	$1,026,841	$1,187,434
12/31/17	$1,174,068	$1,031,554	$1,189,821
1/31/18	$1,177,649	$1,019,674	$1,194,949
2/28/18	$1,164,260	$1,010,008	$1,183,191
3/31/18	$1,157,545	$1,016,485	$1,176,565
4/30/18	$1,163,914	$1,008,925	$1,183,048
5/31/18	$1,159,991	$1,016,126	$1,181,569
6/30/18	$1,163,903	$1,014,876	$1,184,251
7/31/18	$1,178,376	$1,015,117	$1,196,946
8/31/18	$1,188,277	$1,021,649	$1,206,318
9/30/18	$1,194,242	$1,015,070	$1,212,386
10/31/18	$1,173,816	$1,007,049	$1,194,576
11/30/18	$1,167,279	$1,013,060	$1,187,994
12/31/18	$1,144,870	$1,031,671	$1,165,505
1/31/19	$1,198,531	$1,042,627	$1,217,114
2/28/19	$1,217,871	$1,042,023	$1,237,209
3/31/19	$1,230,110	$1,062,032	$1,251,065
4/30/19	$1,248,097	$1,062,304	$1,267,091
5/31/19	$1,232,693	$1,081,161	$1,253,787
6/30/19	$1,264,459	$1,094,739	$1,286,298
7/31/19	$1,269,993	$1,097,147	$1,293,810
8/31/19	$1,277,306	$1,125,576	$1,303,281
9/30/19	$1,283,533	$1,119,581	$1,307,842
10/31/19	$1,287,467	$1,122,953	$1,312,171
11/30/19	$1,294,514	$1,122,381	$1,320,136
12/31/19	$1,315,663	$1,121,599	$1,341,561
1/31/20	$1,315,384	$1,143,184	$1,342,460
2/29/20	$1,295,736	$1,163,759	$1,323,156
3/31/20	$1,170,352	$1,156,911	$1,181,472
4/30/20	$1,216,898	$1,177,476	$1,230,858
5/31/20	$1,261,973	$1,182,959	$1,284,708
6/30/20	$1,263,878	$1,190,410	$1,293,020
7/31/20	$1,319,887	$1,208,191	$1,355,111
8/31/20	$1,329,077	$1,198,439	$1,365,504
9/30/20	$1,314,284	$1,197,782	$1,348,982
10/31/20	$1,319,444	$1,192,434	$1,355,376
11/30/20	$1,365,137	$1,204,134	$1,403,411
12/31/20	$1,385,854	$1,205,794	$1,425,823
1/31/21	$1,384,324	$1,197,148	$1,427,292
2/28/21	$1,386,187	$1,179,861	$1,429,547
3/31/21	$1,386,742	$1,165,128	$1,430,133
4/30/21	$1,399,999	$1,174,333	$1,445,221
5/31/21	$1,403,374	$1,178,169	$1,448,415
6/30/21	$1,421,095	$1,186,447	$1,466,838
7/31/21	$1,424,996	$1,199,713	$1,473,278
8/31/21	$1,433,265	$1,197,429	$1,481,204
9/30/21	$1,432,235	$1,187,061	$1,480,582
10/31/21	$1,426,600	$1,186,734	$1,478,080
11/30/21	$1,412,804	$1,190,245	$1,463,476
12/31/21	$1,441,921	$1,187,200	$1,491,356
1/31/22	$1,398,832	$1,161,622	$1,449,031
2/28/22	$1,386,552	$1,148,663	$1,436,077
3/31/22	$1,374,167	$1,116,751	$1,423,094
4/30/22	$1,321,481	$1,074,373	$1,372,190
5/31/22	$1,331,602	$1,081,300	$1,381,151
6/30/22	$1,240,969	$1,064,336	$1,287,909
7/31/22	$1,320,145	$1,090,343	$1,367,167
8/31/22	$1,283,194	$1,059,533	$1,329,939
9/30/22	$1,234,758	$1,013,755	$1,278,298
10/31/22	$1,270,025	$1,000,624	$1,316,442
11/30/22	$1,297,636	$1,037,423	$1,343,653
12/31/22	$1,286,452	$1,032,743	$1,333,549
1/31/23	$1,333,311	$1,064,515	$1,381,757
2/28/23	$1,313,640	$1,036,991	$1,361,500
3/31/23	$1,337,674	$1,063,333	$1,380,956
4/30/23	$1,347,047	$1,069,778	$1,392,791
5/31/23	$1,334,224	$1,058,130	$1,379,072
6/30/23	$1,351,715	$1,054,356	$1,398,323
7/31/23	$1,366,721	$1,053,621	$1,416,474
8/31/23	$1,368,073	$1,046,891	$1,419,335
9/30/23	$1,350,040	$1,020,288	$1,401,608
10/31/23	$1,337,076	$1,004,186	$1,387,998
11/30/23	$1,399,811	$1,049,662	$1,451,735
12/31/23	$1,450,520	$1,089,842	$1,501,355
1/31/24	$1,450,156	$1,086,849	$1,502,481
2/29/24	$1,450,183	$1,071,494	$1,503,172
3/31/24	$1,468,632	$1,081,388	$1,520,879
4/30/24	$1,454,082	$1,054,074	$1,506,903
5/31/24	$1,469,462	$1,071,944	$1,523,750
6/30/24	$1,483,962	$1,082,092	$1,539,262
7/31/24	$1,508,462	$1,107,367	$1,564,952
8/31/24	$1,531,797	$1,123,279	$1,588,989
9/30/24	$1,548,746	$1,138,319	$1,606,866
10/31/24	$1,537,666	$1,110,090	$1,595,312
11/30/24	$1,553,608	$1,121,827	$1,612,430
12/31/24	$1,548,723	$1,103,468	$1,604,094
1/31/25	$1,568,550	$1,109,322	$1,625,653
2/28/25	$1,578,533	$1,133,729	$1,636,626
3/31/25	$1,564,751	$1,134,155	$1,622,649
4/30/25	$1,563,035	$1,138,613	$1,623,915
5/31/25	$1,589,478	$1,130,460	$1,648,111
6/30/25	$1,614,840	$1,147,843	$1,678,964
7/31/25	$1,617,597	$1,144,815	$1,683,682
8/31/25	$1,636,555	$1,158,507	$1,703,549
9/30/25	$1,650,896	$1,171,145	$1,717,177
10/31/25	$1,658,044	$1,178,462	$1,721,762
11/30/25	$1,670,154	$1,185,785	$1,733,195
12/31/25	$1,681,404	$1,184,031	$1,744,079
1/31/26	$1,685,880	$1,185,295	$1,752,835
2/28/26	$1,690,384	$1,204,706	$1,758,128
3/31/26	$1,668,331	$1,183,475	$1,737,523

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.62%	3.77%	5.25%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,162,470,000
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 18,221,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000064138
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	I-2
Trading Symbol	PHLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,024,839	$1,003,838	$1,033,510
5/31/16	$1,027,012	$1,004,096	$1,036,921
6/30/16	$1,032,933	$1,022,137	$1,046,087
7/31/16	$1,058,238	$1,028,599	$1,071,643
8/31/16	$1,078,836	$1,027,423	$1,093,215
9/30/16	$1,084,026	$1,026,821	$1,098,353
10/31/16	$1,082,430	$1,018,967	$1,099,803
11/30/16	$1,077,564	$994,865	$1,093,952
12/31/16	$1,096,324	$996,268	$1,112,199
1/31/17	$1,108,299	$998,223	$1,124,901
2/28/17	$1,124,324	$1,004,932	$1,139,243
3/31/17	$1,121,880	$1,004,405	$1,137,580
4/30/17	$1,135,168	$1,012,156	$1,151,504
5/31/17	$1,146,266	$1,019,947	$1,160,911
6/30/17	$1,148,727	$1,018,920	$1,162,688
7/31/17	$1,160,748	$1,023,305	$1,174,931
8/31/17	$1,161,680	$1,032,484	$1,176,082
9/30/17	$1,170,438	$1,027,566	$1,185,232
10/31/17	$1,175,068	$1,028,161	$1,190,577
11/30/17	$1,169,607	$1,026,841	$1,187,434
12/31/17	$1,171,985	$1,031,554	$1,189,821
1/31/18	$1,175,464	$1,019,674	$1,194,949
2/28/18	$1,162,010	$1,010,008	$1,183,191
3/31/18	$1,155,208	$1,016,485	$1,176,565
4/30/18	$1,161,473	$1,008,925	$1,183,048
5/31/18	$1,157,460	$1,016,126	$1,181,569
6/30/18	$1,161,265	$1,014,876	$1,184,251
7/31/18	$1,175,609	$1,015,117	$1,196,946
8/31/18	$1,185,377	$1,021,649	$1,206,318
9/30/18	$1,191,240	$1,015,070	$1,212,386
10/31/18	$1,170,758	$1,007,049	$1,194,576
11/30/18	$1,164,136	$1,013,060	$1,187,994
12/31/18	$1,141,693	$1,031,671	$1,165,505
1/31/19	$1,195,107	$1,042,627	$1,217,114
2/28/19	$1,214,301	$1,042,023	$1,237,209
3/31/19	$1,226,401	$1,062,032	$1,251,065
4/30/19	$1,244,234	$1,062,304	$1,267,091
5/31/19	$1,228,770	$1,081,161	$1,253,787
6/30/19	$1,260,342	$1,094,739	$1,286,298
7/31/19	$1,265,752	$1,097,147	$1,293,810
8/31/19	$1,272,925	$1,125,576	$1,303,281
9/30/19	$1,279,034	$1,119,581	$1,307,842
10/31/19	$1,282,845	$1,122,953	$1,312,171
11/30/19	$1,289,758	$1,122,381	$1,320,136
12/31/19	$1,310,720	$1,121,599	$1,341,561
1/31/20	$1,310,326	$1,143,184	$1,342,460
2/29/20	$1,290,652	$1,163,759	$1,323,156
3/31/20	$1,165,664	$1,156,911	$1,181,472
4/30/20	$1,211,926	$1,177,476	$1,230,858
5/31/20	$1,256,711	$1,182,959	$1,284,708
6/30/20	$1,258,503	$1,190,410	$1,293,020
7/31/20	$1,314,161	$1,208,191	$1,355,111
8/31/20	$1,323,208	$1,198,439	$1,365,504
9/30/20	$1,308,372	$1,197,782	$1,348,982
10/31/20	$1,313,393	$1,192,434	$1,355,376
11/30/20	$1,358,770	$1,204,134	$1,403,411
12/31/20	$1,379,264	$1,205,794	$1,425,823
1/31/21	$1,377,635	$1,197,148	$1,427,292
2/28/21	$1,379,384	$1,179,861	$1,429,547
3/31/21	$1,379,820	$1,165,128	$1,430,133
4/30/21	$1,392,893	$1,174,333	$1,445,221
5/31/21	$1,396,141	$1,178,169	$1,448,415
6/30/21	$1,413,656	$1,186,447	$1,466,838
7/31/21	$1,417,413	$1,199,713	$1,473,278
8/31/21	$1,425,521	$1,197,429	$1,481,204
9/30/21	$1,424,380	$1,187,061	$1,480,582
10/31/21	$1,418,658	$1,186,734	$1,478,080
11/30/21	$1,404,821	$1,190,245	$1,463,476
12/31/21	$1,433,646	$1,187,200	$1,491,356
1/31/22	$1,390,691	$1,161,622	$1,449,031
2/28/22	$1,378,378	$1,148,663	$1,436,077
3/31/22	$1,365,951	$1,116,751	$1,423,094
4/30/22	$1,313,467	$1,074,373	$1,372,190
5/31/22	$1,323,421	$1,081,300	$1,381,151
6/30/22	$1,233,240	$1,064,336	$1,287,909
7/31/22	$1,311,814	$1,090,343	$1,367,167
8/31/22	$1,274,986	$1,059,533	$1,329,939
9/30/22	$1,226,750	$1,013,755	$1,278,298
10/31/22	$1,261,692	$1,000,624	$1,316,442
11/30/22	$1,289,006	$1,037,423	$1,343,653
12/31/22	$1,277,780	$1,032,743	$1,333,549
1/31/23	$1,324,218	$1,064,515	$1,381,757
2/28/23	$1,304,580	$1,036,991	$1,361,500
3/31/23	$1,328,338	$1,063,333	$1,380,956
4/30/23	$1,337,543	$1,069,778	$1,392,791
5/31/23	$1,324,698	$1,058,130	$1,379,072
6/30/23	$1,341,949	$1,054,356	$1,398,323
7/31/23	$1,356,738	$1,053,621	$1,416,474
8/31/23	$1,357,966	$1,046,891	$1,419,335
9/30/23	$1,339,953	$1,020,288	$1,401,608
10/31/23	$1,326,975	$1,004,186	$1,387,998
11/30/23	$1,389,123	$1,049,662	$1,451,735
12/31/23	$1,439,319	$1,089,842	$1,501,355
1/31/24	$1,438,841	$1,086,849	$1,502,481
2/29/24	$1,438,753	$1,071,494	$1,503,172
3/31/24	$1,456,935	$1,081,388	$1,520,879
4/30/24	$1,442,383	$1,054,074	$1,506,903
5/31/24	$1,457,507	$1,071,944	$1,523,750
6/30/24	$1,471,777	$1,082,092	$1,539,262
7/31/24	$1,495,950	$1,107,367	$1,564,952
8/31/24	$1,518,955	$1,123,279	$1,588,989
9/30/24	$1,535,645	$1,138,319	$1,606,866
10/31/24	$1,524,529	$1,110,090	$1,595,312
11/30/24	$1,540,206	$1,121,827	$1,612,430
12/31/24	$1,535,232	$1,103,468	$1,604,094
1/31/25	$1,554,751	$1,109,322	$1,625,653
2/28/25	$1,564,527	$1,133,729	$1,636,626
3/31/25	$1,550,743	$1,134,155	$1,622,649
4/30/25	$1,548,916	$1,138,613	$1,623,915
5/31/25	$1,574,985	$1,130,460	$1,648,111
6/30/25	$1,599,991	$1,147,843	$1,678,964
7/31/25	$1,602,587	$1,144,815	$1,683,682
8/31/25	$1,621,228	$1,158,507	$1,703,549
9/30/25	$1,635,305	$1,171,145	$1,717,177
10/31/25	$1,642,239	$1,178,462	$1,721,762
11/30/25	$1,654,107	$1,185,785	$1,733,195
12/31/25	$1,665,104	$1,184,031	$1,744,079
1/31/26	$1,669,393	$1,185,295	$1,752,835
2/28/26	$1,673,725	$1,204,706	$1,758,128
3/31/26	$1,651,752	$1,183,475	$1,737,523

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.51%	3.66%	5.15%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,162,470,000
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 18,221,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000026552
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class R
Trading Symbol	PHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,244	$10,038	$10,335
5/31/16	$10,262	$10,041	$10,369
6/30/16	$10,317	$10,221	$10,461
7/31/16	$10,565	$10,286	$10,716
8/31/16	$10,766	$10,274	$10,932
9/30/16	$10,813	$10,268	$10,984
10/31/16	$10,793	$10,190	$10,998
11/30/16	$10,740	$9,949	$10,940
12/31/16	$10,922	$9,963	$11,122
1/31/17	$11,037	$9,982	$11,249
2/28/17	$11,193	$10,049	$11,392
3/31/17	$11,163	$10,044	$11,376
4/30/17	$11,291	$10,122	$11,515
5/31/17	$11,397	$10,199	$11,609
6/30/17	$11,416	$10,189	$11,627
7/31/17	$11,531	$10,233	$11,749
8/31/17	$11,536	$10,325	$11,761
9/30/17	$11,618	$10,276	$11,852
10/31/17	$11,659	$10,282	$11,906
11/30/17	$11,600	$10,268	$11,874
12/31/17	$11,618	$10,316	$11,898
1/31/18	$11,648	$10,197	$11,949
2/28/18	$11,510	$10,100	$11,832
3/31/18	$11,438	$10,165	$11,766
4/30/18	$11,495	$10,089	$11,830
5/31/18	$11,451	$10,161	$11,816
6/30/18	$11,484	$10,149	$11,843
7/31/18	$11,621	$10,151	$11,969
8/31/18	$11,712	$10,216	$12,063
9/30/18	$11,765	$10,151	$12,124
10/31/18	$11,558	$10,070	$11,946
11/30/18	$11,488	$10,131	$11,880
12/31/18	$11,262	$10,317	$11,655
1/31/19	$11,784	$10,426	$12,171
2/28/19	$11,969	$10,420	$12,372
3/31/19	$12,083	$10,620	$12,511
4/30/19	$12,253	$10,623	$12,671
5/31/19	$12,096	$10,812	$12,538
6/30/19	$12,402	$10,947	$12,863
7/31/19	$12,450	$10,971	$12,938
8/31/19	$12,515	$11,256	$13,033
9/30/19	$12,570	$11,196	$13,078
10/31/19	$12,602	$11,230	$13,122
11/30/19	$12,665	$11,224	$13,201
12/31/19	$12,865	$11,216	$13,416
1/31/20	$12,856	$11,432	$13,425
2/29/20	$12,658	$11,638	$13,232
3/31/20	$11,427	$11,569	$11,815
4/30/20	$11,876	$11,775	$12,309
5/31/20	$12,310	$11,830	$12,847
6/30/20	$12,322	$11,904	$12,930
7/31/20	$12,862	$12,082	$13,551
8/31/20	$12,945	$11,984	$13,655
9/30/20	$12,795	$11,978	$13,490
10/31/20	$12,838	$11,924	$13,554
11/30/20	$13,276	$12,041	$14,034
12/31/20	$13,470	$12,058	$14,258
1/31/21	$13,449	$11,971	$14,273
2/28/21	$13,461	$11,799	$14,295
3/31/21	$13,460	$11,651	$14,301
4/30/21	$13,581	$11,743	$14,452
5/31/21	$13,608	$11,782	$14,484
6/30/21	$13,773	$11,864	$14,668
7/31/21	$13,803	$11,997	$14,733
8/31/21	$13,877	$11,974	$14,812
9/30/21	$13,860	$11,871	$14,806
10/31/21	$13,798	$11,867	$14,781
11/30/21	$13,658	$11,902	$14,635
12/31/21	$13,932	$11,872	$14,914
1/31/22	$13,509	$11,616	$14,490
2/28/22	$13,384	$11,487	$14,361
3/31/22	$13,258	$11,168	$14,231
4/30/22	$12,743	$10,744	$13,722
5/31/22	$12,835	$10,813	$13,812
6/30/22	$11,955	$10,643	$12,879
7/31/22	$12,711	$10,903	$13,672
8/31/22	$12,349	$10,595	$13,299
9/30/22	$11,877	$10,138	$12,783
10/31/22	$12,210	$10,006	$13,164
11/30/22	$12,469	$10,374	$13,437
12/31/22	$12,355	$10,327	$13,335
1/31/23	$12,799	$10,645	$13,818
2/28/23	$12,605	$10,370	$13,615
3/31/23	$12,828	$10,633	$13,810
4/30/23	$12,912	$10,698	$13,928
5/31/23	$12,783	$10,581	$13,791
6/30/23	$12,944	$10,544	$13,983
7/31/23	$13,081	$10,536	$14,165
8/31/23	$13,088	$10,469	$14,193
9/30/23	$12,908	$10,203	$14,016
10/31/23	$12,778	$10,042	$13,880
11/30/23	$13,371	$10,497	$14,517
12/31/23	$13,849	$10,898	$15,014
1/31/24	$13,838	$10,868	$15,025
2/29/24	$13,832	$10,715	$15,032
3/31/24	$14,001	$10,814	$15,209
4/30/24	$13,855	$10,541	$15,069
5/31/24	$13,994	$10,719	$15,237
6/30/24	$14,126	$10,821	$15,393
7/31/24	$14,352	$11,074	$15,650
8/31/24	$14,566	$11,233	$15,890
9/30/24	$14,721	$11,383	$16,069
10/31/24	$14,608	$11,101	$15,953
11/30/24	$14,752	$11,218	$16,124
12/31/24	$14,698	$11,035	$16,041
1/31/25	$14,878	$11,093	$16,257
2/28/25	$14,966	$11,337	$16,366
3/31/25	$14,828	$11,342	$16,226
4/30/25	$14,805	$11,386	$16,239
5/31/25	$15,048	$11,305	$16,481
6/30/25	$15,281	$11,478	$16,790
7/31/25	$15,299	$11,448	$16,837
8/31/25	$15,470	$11,585	$17,035
9/30/25	$15,598	$11,711	$17,172
10/31/25	$15,657	$11,785	$17,218
11/30/25	$15,764	$11,858	$17,332
12/31/25	$15,862	$11,840	$17,441
1/31/26	$15,896	$11,853	$17,528
2/28/26	$15,932	$12,047	$17,581
3/31/26	$15,716	$11,835	$17,375

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	5.99%	3.15%	4.62%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,162,470,000
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 18,221,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000200441
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	I-3
Trading Symbol	PHNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,024,798	$1,003,838	$1,033,510
5/31/16	$1,026,924	$1,004,096	$1,036,921
6/30/16	$1,032,802	$1,022,137	$1,046,087
7/31/16	$1,058,062	$1,028,599	$1,071,643
8/31/16	$1,078,637	$1,027,423	$1,093,215
9/30/16	$1,083,788	$1,026,821	$1,098,353
10/31/16	$1,082,139	$1,018,967	$1,099,803
11/30/16	$1,077,225	$994,865	$1,093,952
12/31/16	$1,095,958	$996,268	$1,112,199
1/31/17	$1,107,876	$998,223	$1,124,901
2/28/17	$1,123,850	$1,004,932	$1,139,243
3/31/17	$1,121,366	$1,004,405	$1,137,580
4/30/17	$1,134,596	$1,012,156	$1,151,504
5/31/17	$1,145,640	$1,019,947	$1,160,911
6/30/17	$1,148,058	$1,018,920	$1,162,688
7/31/17	$1,160,016	$1,023,305	$1,174,931
8/31/17	$1,160,898	$1,032,484	$1,176,082
9/30/17	$1,169,606	$1,027,566	$1,185,232
10/31/17	$1,174,181	$1,028,161	$1,190,577
11/30/17	$1,168,677	$1,026,841	$1,187,434
12/31/17	$1,171,007	$1,031,554	$1,189,821
1/31/18	$1,174,429	$1,019,674	$1,194,949
2/28/18	$1,160,944	$1,010,008	$1,183,191
3/31/18	$1,154,101	$1,016,485	$1,176,565
4/30/18	$1,160,317	$1,008,925	$1,183,048
5/31/18	$1,156,231	$1,016,126	$1,181,569
6/30/18	$1,160,032	$1,014,876	$1,184,251
7/31/18	$1,174,328	$1,015,117	$1,196,946
8/31/18	$1,184,036	$1,021,649	$1,206,318
9/30/18	$1,189,847	$1,015,070	$1,212,386
10/31/18	$1,169,342	$1,007,049	$1,194,576
11/30/18	$1,162,678	$1,013,060	$1,187,994
12/31/18	$1,140,218	$1,031,671	$1,165,505
1/31/19	$1,193,519	$1,042,627	$1,217,114
2/28/19	$1,212,645	$1,042,023	$1,237,209
3/31/19	$1,224,678	$1,062,032	$1,251,065
4/30/19	$1,242,434	$1,062,304	$1,267,091
5/31/19	$1,226,939	$1,081,161	$1,253,787
6/30/19	$1,258,413	$1,094,739	$1,286,298
7/31/19	$1,263,745	$1,097,147	$1,293,810
8/31/19	$1,270,851	$1,125,576	$1,303,281
9/30/19	$1,276,909	$1,119,581	$1,307,842
10/31/19	$1,280,660	$1,122,953	$1,312,171
11/30/19	$1,287,506	$1,122,381	$1,320,136
12/31/19	$1,308,380	$1,121,599	$1,341,561
1/31/20	$1,307,931	$1,143,184	$1,342,460
2/29/20	$1,288,238	$1,163,759	$1,323,156
3/31/20	$1,163,443	$1,156,911	$1,181,472
4/30/20	$1,209,579	$1,177,476	$1,230,858
5/31/20	$1,254,222	$1,182,959	$1,284,708
6/30/20	$1,255,967	$1,190,410	$1,293,020
7/31/20	$1,311,454	$1,208,191	$1,355,111
8/31/20	$1,320,430	$1,198,439	$1,365,504
9/30/20	$1,305,569	$1,197,782	$1,348,982
10/31/20	$1,310,523	$1,192,434	$1,355,376
11/30/20	$1,355,748	$1,204,134	$1,403,411
12/31/20	$1,376,132	$1,205,794	$1,425,823
1/31/21	$1,374,455	$1,197,148	$1,427,292
2/28/21	$1,376,145	$1,179,861	$1,429,547
3/31/21	$1,376,522	$1,165,128	$1,430,133
4/30/21	$1,389,501	$1,174,333	$1,445,221
5/31/21	$1,392,687	$1,178,169	$1,448,415
6/30/21	$1,410,100	$1,186,447	$1,466,838
7/31/21	$1,413,787	$1,199,713	$1,473,278
8/31/21	$1,421,817	$1,197,429	$1,481,204
9/30/21	$1,420,619	$1,187,061	$1,480,582
10/31/21	$1,414,853	$1,186,734	$1,478,080
11/30/21	$1,400,969	$1,190,245	$1,463,476
12/31/21	$1,429,648	$1,187,200	$1,491,356
1/31/22	$1,386,754	$1,161,622	$1,449,031
2/28/22	$1,374,424	$1,148,663	$1,436,077
3/31/22	$1,361,976	$1,116,751	$1,423,094
4/30/22	$1,309,586	$1,074,373	$1,372,190
5/31/22	$1,319,457	$1,081,300	$1,381,151
6/30/22	$1,229,496	$1,064,336	$1,287,909
7/31/22	$1,307,782	$1,090,343	$1,367,167
8/31/22	$1,270,999	$1,059,533	$1,329,939
9/30/22	$1,222,859	$1,013,755	$1,278,298
10/31/22	$1,257,675	$1,000,624	$1,316,442
11/30/22	$1,284,853	$1,037,423	$1,343,653
12/31/22	$1,273,606	$1,032,743	$1,333,549
1/31/23	$1,319,839	$1,064,515	$1,381,757
2/28/23	$1,300,190	$1,036,991	$1,361,500
3/31/23	$1,323,786	$1,063,333	$1,380,956
4/30/23	$1,332,910	$1,069,778	$1,392,791
5/31/23	$1,320,053	$1,058,130	$1,379,072
6/30/23	$1,337,184	$1,054,356	$1,398,323
7/31/23	$1,351,865	$1,053,621	$1,416,474
8/31/23	$1,353,032	$1,046,891	$1,419,335
9/30/23	$1,335,028	$1,020,288	$1,401,608
10/31/23	$1,322,022	$1,004,186	$1,387,998
11/30/23	$1,383,894	$1,049,662	$1,451,735
12/31/23	$1,433,838	$1,089,842	$1,501,355
1/31/24	$1,433,301	$1,086,849	$1,502,481
2/29/24	$1,433,157	$1,071,494	$1,503,172
3/31/24	$1,451,208	$1,081,388	$1,520,879
4/30/24	$1,436,654	$1,054,074	$1,506,903
5/31/24	$1,451,653	$1,071,944	$1,523,750
6/30/24	$1,465,810	$1,082,092	$1,539,262
7/31/24	$1,489,823	$1,107,367	$1,564,952
8/31/24	$1,512,668	$1,123,279	$1,588,989
9/30/24	$1,529,231	$1,138,319	$1,606,866
10/31/24	$1,518,099	$1,110,090	$1,595,312
11/30/24	$1,533,648	$1,121,827	$1,612,430
12/31/24	$1,528,632	$1,103,468	$1,604,094
1/31/25	$1,548,008	$1,109,322	$1,625,653
2/28/25	$1,557,683	$1,133,729	$1,636,626
3/31/25	$1,543,898	$1,134,155	$1,622,649
4/30/25	$1,542,001	$1,138,613	$1,623,915
5/31/25	$1,567,907	$1,130,460	$1,648,111
6/30/25	$1,592,738	$1,147,843	$1,678,964
7/31/25	$1,595,256	$1,144,815	$1,683,682
8/31/25	$1,613,741	$1,158,507	$1,703,549
9/30/25	$1,627,689	$1,171,145	$1,717,177
10/31/25	$1,634,517	$1,178,462	$1,721,762
11/30/25	$1,646,268	$1,185,785	$1,733,195
12/31/25	$1,657,142	$1,184,031	$1,744,079
1/31/26	$1,661,341	$1,185,295	$1,752,835
2/28/26	$1,665,588	$1,204,706	$1,758,128
3/31/26	$1,643,586	$1,183,475	$1,737,523

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.46%	3.61%	5.09%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,162,470,000
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 18,221,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000091652
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Class A
Trading Symbol	PHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA US High Yield Constrained Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/16	$9,624	$10,000	$10,000	$10,000
4/30/16	$9,901	$10,017	$10,400	$10,350
5/31/16	$9,946	$10,059	$10,475	$10,414
6/30/16	$9,995	$10,251	$10,588	$10,491
7/31/16	$10,244	$10,312	$10,856	$10,757
8/31/16	$10,474	$10,307	$11,097	$10,990
9/30/16	$10,516	$10,306	$11,169	$11,036
10/31/16	$10,530	$10,206	$11,204	$11,085
11/30/16	$10,494	$10,037	$11,160	$11,035
12/31/16	$10,729	$10,065	$11,379	$11,252
1/31/17	$10,873	$10,028	$11,532	$11,395
2/28/17	$11,054	$10,114	$11,712	$11,563
3/31/17	$11,028	$10,109	$11,687	$11,550
4/30/17	$11,173	$10,178	$11,820	$11,684
5/31/17	$11,289	$10,237	$11,925	$11,794
6/30/17	$11,301	$10,208	$11,938	$11,817
7/31/17	$11,436	$10,242	$12,076	$11,952
8/31/17	$11,430	$10,335	$12,072	$11,961
9/30/17	$11,515	$10,288	$12,181	$12,062
10/31/17	$11,551	$10,331	$12,228	$12,133
11/30/17	$11,510	$10,347	$12,195	$12,102
12/31/17	$11,552	$10,370	$12,231	$12,134
1/31/18	$11,624	$10,296	$12,309	$12,211
2/28/18	$11,524	$10,273	$12,195	$12,110
3/31/18	$11,446	$10,358	$12,119	$12,052
4/30/18	$11,518	$10,320	$12,200	$12,136
5/31/18	$11,490	$10,358	$12,198	$12,106
6/30/18	$11,521	$10,377	$12,240	$12,132
7/31/18	$11,656	$10,380	$12,377	$12,283
8/31/18	$11,738	$10,412	$12,467	$12,356
9/30/18	$11,801	$10,372	$12,539	$12,424
10/31/18	$11,591	$10,352	$12,334	$12,240
11/30/18	$11,469	$10,403	$12,222	$12,104
12/31/18	$11,206	$10,553	$11,954	$11,894
1/31/19	$11,724	$10,665	$12,503	$12,382
2/28/19	$11,915	$10,678	$12,714	$12,602
3/31/19	$12,018	$10,869	$12,838	$12,738
4/30/19	$12,231	$10,875	$13,018	$12,924
5/31/19	$12,025	$11,032	$12,852	$12,770
6/30/19	$12,300	$11,186	$13,168	$13,089
7/31/19	$12,354	$11,274	$13,235	$13,172
8/31/19	$12,400	$11,530	$13,287	$13,241
9/30/19	$12,462	$11,477	$13,329	$13,276
10/31/19	$12,478	$11,457	$13,360	$13,307
11/30/19	$12,522	$11,443	$13,396	$13,367
12/31/19	$12,822	$11,420	$13,676	$13,622
1/31/20	$12,802	$11,626	$13,677	$13,638
2/29/20	$12,585	$11,768	$13,465	$13,427
3/31/20	$11,195	$11,585	$11,880	$11,807
4/30/20	$11,634	$11,773	$12,332	$12,321
5/31/20	$12,103	$11,806	$12,891	$12,831
6/30/20	$12,178	$11,865	$13,014	$12,991
7/31/20	$12,691	$11,995	$13,631	$13,521
8/31/20	$12,844	$11,908	$13,767	$13,672
9/30/20	$12,704	$11,951	$13,625	$13,549
10/31/20	$12,739	$11,952	$13,686	$13,606
11/30/20	$13,338	$12,020	$14,235	$14,164
12/31/20	$13,577	$12,057	$14,506	$14,396
1/31/21	$13,592	$11,993	$14,562	$14,459
2/28/21	$13,665	$11,806	$14,613	$14,522
3/31/21	$13,697	$11,760	$14,639	$14,563
4/30/21	$13,829	$11,790	$14,799	$14,710
5/31/21	$13,833	$11,817	$14,841	$14,751
6/30/21	$13,990	$11,874	$15,044	$14,921
7/31/21	$14,024	$12,022	$15,097	$14,978
8/31/21	$14,097	$11,998	$15,181	$15,053
9/30/21	$14,072	$11,884	$15,185	$15,056
10/31/21	$14,017	$11,853	$15,157	$15,012
11/30/21	$13,880	$11,938	$14,999	$14,881
12/31/21	$14,162	$11,890	$15,283	$15,124
1/31/22	$13,767	$11,703	$14,866	$14,766
2/28/22	$13,619	$11,547	$14,737	$14,557
3/31/22	$13,569	$11,298	$14,590	$14,466
4/30/22	$13,048	$10,994	$14,065	$13,984
5/31/22	$13,038	$10,979	$14,100	$13,964
6/30/22	$12,108	$10,813	$13,142	$13,029
7/31/22	$12,869	$11,088	$13,932	$13,774
8/31/22	$12,588	$10,799	$13,591	$13,495
9/30/22	$12,134	$10,452	$13,047	$12,962
10/31/22	$12,478	$10,416	$13,418	$13,297
11/30/22	$12,799	$10,682	$13,667	$13,614
12/31/22	$12,738	$10,556	$13,565	$13,527
1/31/23	$13,219	$10,799	$14,096	$14,040
2/28/23	$13,109	$10,626	$13,915	$13,915
3/31/23	$13,219	$10,862	$14,069	$14,017
4/30/23	$13,324	$10,918	$14,207	$14,142
5/31/23	$13,247	$10,875	$14,071	$14,076
6/30/23	$13,428	$10,869	$14,300	$14,265
7/31/23	$13,629	$10,872	$14,505	$14,468
8/31/23	$13,649	$10,858	$14,548	$14,515
9/30/23	$13,527	$10,671	$14,377	$14,409
10/31/23	$13,370	$10,595	$14,197	$14,272
11/30/23	$13,979	$10,960	$14,845	$14,870
12/31/23	$14,480	$11,310	$15,393	$15,391
1/31/24	$14,516	$11,288	$15,396	$15,432
2/29/24	$14,571	$11,210	$15,442	$15,487
3/31/24	$14,729	$11,311	$15,626	$15,643
4/30/24	$14,623	$11,129	$15,469	$15,528
5/31/24	$14,801	$11,228	$15,645	$15,702
6/30/24	$14,919	$11,325	$15,796	$15,841
7/31/24	$15,196	$11,544	$16,106	$16,129
8/31/24	$15,447	$11,670	$16,362	$16,373
9/30/24	$15,646	$11,806	$16,629	$16,622
10/31/24	$15,573	$11,646	$16,538	$16,582
11/30/24	$15,722	$11,784	$16,727	$16,749
12/31/24	$15,701	$11,694	$16,655	$16,725
1/31/25	$15,855	$11,739	$16,886	$16,932
2/28/25	$15,982	$11,881	$16,995	$17,062
3/31/25	$15,836	$11,831	$16,813	$16,891
4/30/25	$15,851	$11,948	$16,813	$16,907
5/31/25	$16,146	$11,908	$17,096	$17,182
6/30/25	$16,381	$12,022	$17,413	$17,451
7/31/25	$16,486	$12,013	$17,483	$17,565
8/31/25	$16,662	$12,078	$17,696	$17,742
9/30/25	$16,797	$12,167	$17,831	$17,875
10/31/25	$16,853	$12,263	$17,866	$17,914
11/30/25	$16,950	$12,289	$17,955	$17,990
12/31/25	$17,055	$12,263	$18,072	$18,102
1/31/26	$17,087	$12,292	$18,159	$18,207
2/28/26	$17,117	$12,465	$18,189	$18,250
3/31/26	$16,853	$12,244	$17,973	$17,976

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.42%	4.23%	5.76%
Class A (including sales charge)	2.39%	3.44%	5.36%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 422,726,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 1,473,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000091653
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Class C
Trading Symbol	PHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.72%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA US High Yield Constrained Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,281	$10,017	$10,400	$10,350
5/31/16	$10,322	$10,059	$10,475	$10,414
6/30/16	$10,366	$10,251	$10,588	$10,491
7/31/16	$10,618	$10,312	$10,856	$10,757
8/31/16	$10,849	$10,307	$11,097	$10,990
9/30/16	$10,885	$10,306	$11,169	$11,036
10/31/16	$10,893	$10,206	$11,204	$11,085
11/30/16	$10,850	$10,037	$11,160	$11,035
12/31/16	$11,085	$10,065	$11,379	$11,252
1/31/17	$11,227	$10,028	$11,532	$11,395
2/28/17	$11,407	$10,114	$11,712	$11,563
3/31/17	$11,373	$10,109	$11,687	$11,550
4/30/17	$11,516	$10,178	$11,820	$11,684
5/31/17	$11,629	$10,237	$11,925	$11,794
6/30/17	$11,633	$10,208	$11,938	$11,817
7/31/17	$11,765	$10,242	$12,076	$11,952
8/31/17	$11,752	$10,335	$12,072	$11,961
9/30/17	$11,832	$10,288	$12,181	$12,062
10/31/17	$11,861	$10,331	$12,228	$12,133
11/30/17	$11,811	$10,347	$12,195	$12,102
12/31/17	$11,847	$10,370	$12,231	$12,134
1/31/18	$11,913	$10,296	$12,309	$12,211
2/28/18	$11,805	$10,273	$12,195	$12,110
3/31/18	$11,717	$10,358	$12,119	$12,052
4/30/18	$11,784	$10,320	$12,200	$12,136
5/31/18	$11,747	$10,358	$12,198	$12,106
6/30/18	$11,771	$10,377	$12,240	$12,132
7/31/18	$11,902	$10,380	$12,377	$12,283
8/31/18	$11,978	$10,412	$12,467	$12,356
9/30/18	$12,035	$10,372	$12,539	$12,424
10/31/18	$11,814	$10,352	$12,334	$12,240
11/30/18	$11,682	$10,403	$12,222	$12,104
12/31/18	$11,407	$10,553	$11,954	$11,894
1/31/19	$11,926	$10,665	$12,503	$12,382
2/28/19	$12,114	$10,678	$12,714	$12,602
3/31/19	$12,211	$10,869	$12,838	$12,738
4/30/19	$12,420	$10,875	$13,018	$12,924
5/31/19	$12,203	$11,032	$12,852	$12,770
6/30/19	$12,474	$11,186	$13,168	$13,089
7/31/19	$12,521	$11,274	$13,235	$13,172
8/31/19	$12,559	$11,530	$13,287	$13,241
9/30/19	$12,615	$11,477	$13,329	$13,276
10/31/19	$12,623	$11,457	$13,360	$13,307
11/30/19	$12,660	$11,443	$13,396	$13,367
12/31/19	$12,955	$11,420	$13,676	$13,622
1/31/20	$12,926	$11,626	$13,677	$13,638
2/29/20	$12,700	$11,768	$13,465	$13,427
3/31/20	$11,290	$11,585	$11,880	$11,807
4/30/20	$11,726	$11,773	$12,332	$12,321
5/31/20	$12,191	$11,806	$12,891	$12,831
6/30/20	$12,259	$11,865	$13,014	$12,991
7/31/20	$12,767	$11,995	$13,631	$13,521
8/31/20	$12,913	$11,908	$13,767	$13,672
9/30/20	$12,765	$11,951	$13,625	$13,549
10/31/20	$12,791	$11,952	$13,686	$13,606
11/30/20	$13,385	$12,020	$14,235	$14,164
12/31/20	$13,616	$12,057	$14,506	$14,396
1/31/21	$13,622	$11,993	$14,562	$14,459
2/28/21	$13,688	$11,806	$14,613	$14,522
3/31/21	$13,711	$11,760	$14,639	$14,563
4/30/21	$13,834	$11,790	$14,799	$14,710
5/31/21	$13,830	$11,817	$14,841	$14,751
6/30/21	$13,978	$11,874	$15,044	$14,921
7/31/21	$14,003	$12,022	$15,097	$14,978
8/31/21	$14,067	$11,998	$15,181	$15,053
9/30/21	$14,034	$11,884	$15,185	$15,056
10/31/21	$13,971	$11,853	$15,157	$15,012
11/30/21	$13,825	$11,938	$14,999	$14,881
12/31/21	$14,097	$11,890	$15,283	$15,124
1/31/22	$13,695	$11,703	$14,866	$14,766
2/28/22	$13,540	$11,547	$14,737	$14,557
3/31/22	$13,482	$11,298	$14,590	$14,466
4/30/22	$12,955	$10,994	$14,065	$13,984
5/31/22	$12,938	$10,979	$14,100	$13,964
6/30/22	$12,007	$10,813	$13,142	$13,029
7/31/22	$12,754	$11,088	$13,932	$13,774
8/31/22	$12,468	$10,799	$13,591	$13,495
9/30/22	$12,010	$10,452	$13,047	$12,962
10/31/22	$12,343	$10,416	$13,418	$13,297
11/30/22	$12,653	$10,682	$13,667	$13,614
12/31/22	$12,584	$10,556	$13,565	$13,527
1/31/23	$13,051	$10,799	$14,096	$14,040
2/28/23	$12,936	$10,626	$13,915	$13,915
3/31/23	$13,035	$10,862	$14,069	$14,017
4/30/23	$13,131	$10,918	$14,207	$14,142
5/31/23	$13,047	$10,875	$14,071	$14,076
6/30/23	$13,217	$10,869	$14,300	$14,265
7/31/23	$13,407	$10,872	$14,505	$14,468
8/31/23	$13,418	$10,858	$14,548	$14,515
9/30/23	$13,289	$10,671	$14,377	$14,409
10/31/23	$13,127	$10,595	$14,197	$14,272
11/30/23	$13,717	$10,960	$14,845	$14,870
12/31/23	$14,199	$11,310	$15,393	$15,391
1/31/24	$14,226	$11,288	$15,396	$15,432
2/29/24	$14,272	$11,210	$15,442	$15,487
3/31/24	$14,417	$11,311	$15,626	$15,643
4/30/24	$14,305	$11,129	$15,469	$15,528
5/31/24	$14,469	$11,228	$15,645	$15,702
6/30/24	$14,576	$11,325	$15,796	$15,841
7/31/24	$14,837	$11,544	$16,106	$16,129
8/31/24	$15,072	$11,670	$16,362	$16,373
9/30/24	$15,258	$11,806	$16,629	$16,622
10/31/24	$15,176	$11,646	$16,538	$16,582
11/30/24	$15,312	$11,784	$16,727	$16,749
12/31/24	$15,282	$11,694	$16,655	$16,725
1/31/25	$15,422	$11,739	$16,886	$16,932
2/28/25	$15,536	$11,881	$16,995	$17,062
3/31/25	$15,385	$11,831	$16,813	$16,891
4/30/25	$15,390	$11,948	$16,813	$16,907
5/31/25	$15,667	$11,908	$17,096	$17,182
6/30/25	$15,886	$12,022	$17,413	$17,451
7/31/25	$15,978	$12,013	$17,483	$17,565
8/31/25	$16,137	$12,078	$17,696	$17,742
9/30/25	$16,258	$12,167	$17,831	$17,875
10/31/25	$16,301	$12,263	$17,866	$17,914
11/30/25	$16,386	$12,289	$17,955	$17,990
12/31/25	$16,477	$12,263	$18,072	$18,102
1/31/26	$16,497	$12,292	$18,159	$18,207
2/28/26	$16,516	$12,465	$18,189	$18,250
3/31/26	$16,252	$12,244	$17,973	$17,976

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.63%	3.46%	4.98%
Class C (including sales charge)	4.63%	3.46%	4.98%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 422,726,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 1,473,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000091648
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Institutional Class
Trading Symbol	PHSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	ICE BofA US High Yield Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,030	$1,001,698	$1,034,980	$1,039,960
5/31/16	$1,034,079	$1,005,932	$1,041,449	$1,047,469
6/30/16	$1,039,423	$1,025,081	$1,049,134	$1,058,823
7/31/16	$1,065,677	$1,031,206	$1,075,657	$1,085,569
8/31/16	$1,089,905	$1,030,680	$1,099,020	$1,109,745
9/30/16	$1,094,542	$1,030,557	$1,103,559	$1,116,925
10/31/16	$1,096,304	$1,020,565	$1,108,459	$1,120,421
11/30/16	$1,092,904	$1,003,709	$1,103,493	$1,116,006
12/31/16	$1,117,713	$1,006,459	$1,125,243	$1,137,947
1/31/17	$1,132,975	$1,002,793	$1,139,477	$1,153,218
2/28/17	$1,152,132	$1,011,378	$1,156,284	$1,171,197
3/31/17	$1,149,815	$1,010,911	$1,155,001	$1,168,737
4/30/17	$1,165,209	$1,017,767	$1,168,353	$1,181,967
5/31/17	$1,177,725	$1,023,707	$1,179,382	$1,192,487
6/30/17	$1,179,315	$1,020,842	$1,181,717	$1,193,751
7/31/17	$1,193,727	$1,024,198	$1,195,177	$1,207,551
8/31/17	$1,193,487	$1,033,532	$1,196,133	$1,207,225
9/30/17	$1,202,677	$1,028,761	$1,206,240	$1,218,053
10/31/17	$1,206,797	$1,033,100	$1,213,297	$1,222,804
11/30/17	$1,202,802	$1,034,700	$1,210,215	$1,219,539
12/31/17	$1,207,556	$1,037,013	$1,213,410	$1,223,088
1/31/18	$1,215,434	$1,029,610	$1,221,079	$1,230,928
2/28/18	$1,205,355	$1,027,288	$1,210,993	$1,219,456
3/31/18	$1,197,531	$1,035,806	$1,205,240	$1,211,932
4/30/18	$1,205,462	$1,031,952	$1,213,569	$1,219,991
5/31/18	$1,202,836	$1,035,807	$1,210,571	$1,219,820
6/30/18	$1,206,417	$1,037,738	$1,213,198	$1,224,028
7/31/18	$1,220,892	$1,038,022	$1,228,278	$1,237,701
8/31/18	$1,229,941	$1,041,212	$1,235,635	$1,246,662
9/30/18	$1,236,819	$1,037,229	$1,242,444	$1,253,905
10/31/18	$1,215,194	$1,035,202	$1,224,006	$1,233,366
11/30/18	$1,202,809	$1,040,267	$1,210,371	$1,222,167
12/31/18	$1,175,580	$1,055,294	$1,189,395	$1,195,365
1/31/19	$1,230,195	$1,066,471	$1,238,184	$1,250,256
2/28/19	$1,250,654	$1,067,753	$1,260,161	$1,271,373
3/31/19	$1,261,769	$1,086,877	$1,273,847	$1,283,832
4/30/19	$1,284,492	$1,087,524	$1,292,356	$1,301,793
5/31/19	$1,263,286	$1,103,173	$1,277,003	$1,285,247
6/30/19	$1,292,475	$1,118,641	$1,308,940	$1,316,762
7/31/19	$1,298,519	$1,127,444	$1,317,161	$1,323,503
8/31/19	$1,303,757	$1,153,012	$1,324,063	$1,328,665
9/30/19	$1,310,694	$1,147,669	$1,327,611	$1,332,877
10/31/19	$1,312,742	$1,145,688	$1,330,664	$1,335,969
11/30/19	$1,317,751	$1,144,344	$1,336,719	$1,339,617
12/31/19	$1,349,691	$1,141,998	$1,362,237	$1,367,614
1/31/20	$1,348,016	$1,162,607	$1,363,804	$1,367,669
2/29/20	$1,325,496	$1,176,836	$1,342,705	$1,346,470
3/31/20	$1,179,486	$1,158,521	$1,180,681	$1,188,004
4/30/20	$1,226,066	$1,177,276	$1,232,135	$1,233,172
5/31/20	$1,275,889	$1,180,613	$1,283,084	$1,289,109
6/30/20	$1,284,124	$1,186,505	$1,299,084	$1,301,355
7/31/20	$1,338,680	$1,199,470	$1,352,100	$1,363,105
8/31/20	$1,355,195	$1,190,779	$1,367,203	$1,376,735
9/30/20	$1,340,806	$1,195,129	$1,354,857	$1,362,459
10/31/20	$1,344,913	$1,195,216	$1,360,615	$1,368,604
11/30/20	$1,408,494	$1,202,035	$1,416,359	$1,423,457
12/31/20	$1,434,265	$1,205,728	$1,439,616	$1,450,645
1/31/21	$1,436,190	$1,199,261	$1,445,907	$1,456,245
2/28/21	$1,444,305	$1,180,606	$1,452,211	$1,461,269
3/31/21	$1,448,089	$1,175,955	$1,456,292	$1,463,855
4/30/21	$1,462,546	$1,179,029	$1,470,972	$1,479,870
5/31/21	$1,463,358	$1,181,661	$1,475,105	$1,484,147
6/30/21	$1,480,393	$1,187,424	$1,492,142	$1,504,360
7/31/21	$1,484,452	$1,202,182	$1,497,813	$1,509,700
8/31/21	$1,492,535	$1,199,773	$1,505,302	$1,518,139
9/30/21	$1,490,336	$1,188,446	$1,505,558	$1,518,458
10/31/21	$1,485,028	$1,185,338	$1,501,237	$1,515,680
11/30/21	$1,470,891	$1,193,793	$1,488,146	$1,499,947
12/31/21	$1,501,260	$1,188,952	$1,512,432	$1,528,251
1/31/22	$1,459,805	$1,170,272	$1,476,573	$1,486,575
2/28/22	$1,444,430	$1,154,705	$1,455,709	$1,473,716
3/31/22	$1,439,604	$1,129,814	$1,446,596	$1,459,024
4/30/22	$1,384,715	$1,099,449	$1,398,410	$1,406,470
5/31/22	$1,384,035	$1,097,936	$1,396,410	$1,410,042
6/30/22	$1,285,703	$1,081,273	$1,302,920	$1,314,201
7/31/22	$1,366,933	$1,108,814	$1,377,421	$1,393,159
8/31/22	$1,337,476	$1,079,868	$1,349,474	$1,359,110
9/30/22	$1,289,652	$1,045,202	$1,296,169	$1,304,664
10/31/22	$1,326,553	$1,041,624	$1,329,662	$1,341,782
11/30/22	$1,361,046	$1,068,168	$1,361,428	$1,366,739
12/31/22	$1,354,968	$1,055,562	$1,352,701	$1,356,543
1/31/23	$1,406,535	$1,079,874	$1,404,023	$1,409,570
2/28/23	$1,395,285	$1,062,650	$1,391,457	$1,391,485
3/31/23	$1,407,416	$1,086,213	$1,401,725	$1,406,945
4/30/23	$1,418,935	$1,091,806	$1,414,159	$1,420,662
5/31/23	$1,411,189	$1,087,507	$1,407,625	$1,407,123
6/30/23	$1,430,898	$1,086,858	$1,426,488	$1,430,017
7/31/23	$1,452,731	$1,087,210	$1,446,844	$1,450,452
8/31/23	$1,455,287	$1,085,844	$1,451,546	$1,454,760
9/30/23	$1,442,649	$1,067,119	$1,440,935	$1,437,667
10/31/23	$1,426,360	$1,059,542	$1,427,232	$1,419,725
11/30/23	$1,491,729	$1,095,972	$1,486,976	$1,484,535
12/31/23	$1,545,644	$1,130,998	$1,539,109	$1,539,314
1/31/24	$1,549,994	$1,128,781	$1,543,172	$1,539,607
2/29/24	$1,556,291	$1,121,036	$1,548,682	$1,544,164
3/31/24	$1,573,533	$1,131,144	$1,564,292	$1,562,555
4/30/24	$1,562,748	$1,112,932	$1,552,763	$1,546,930
5/31/24	$1,582,231	$1,122,780	$1,570,216	$1,564,487
6/30/24	$1,595,312	$1,132,522	$1,584,113	$1,579,584
7/31/24	$1,625,371	$1,154,402	$1,612,896	$1,610,576
8/31/24	$1,652,699	$1,167,045	$1,637,283	$1,636,200
9/30/24	$1,674,515	$1,180,588	$1,662,153	$1,662,936
10/31/24	$1,667,127	$1,164,612	$1,658,181	$1,653,790
11/30/24	$1,683,589	$1,178,445	$1,674,945	$1,672,725
12/31/24	$1,681,832	$1,169,402	$1,672,500	$1,665,550
1/31/25	$1,698,839	$1,173,932	$1,693,205	$1,688,551
2/28/25	$1,712,902	$1,188,068	$1,706,175	$1,699,526
3/31/25	$1,697,743	$1,183,110	$1,689,062	$1,681,290
4/30/25	$1,699,828	$1,194,759	$1,690,734	$1,681,324
5/31/25	$1,732,051	$1,190,809	$1,718,175	$1,709,604
6/30/25	$1,757,753	$1,202,213	$1,745,099	$1,741,334
7/31/25	$1,769,547	$1,201,251	$1,756,494	$1,748,317
8/31/25	$1,788,893	$1,207,833	$1,774,182	$1,769,611
9/30/25	$1,803,938	$1,216,730	$1,787,471	$1,783,131
10/31/25	$1,810,485	$1,226,335	$1,791,439	$1,786,644
11/30/25	$1,821,404	$1,228,914	$1,798,963	$1,795,524
12/31/25	$1,833,254	$1,226,279	$1,810,243	$1,807,194
1/31/26	$1,837,193	$1,229,243	$1,820,688	$1,815,887
2/28/26	$1,840,935	$1,246,523	$1,825,003	$1,818,883
3/31/26	$1,813,068	$1,224,396	$1,797,628	$1,797,257

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.79%	4.60%	6.13%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 422,726,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 1,473,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000091649
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	I-2
Trading Symbol	PHSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	ICE BofA US High Yield Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,028,946	$1,001,698	$1,034,980	$1,039,960
5/31/16	$1,033,911	$1,005,932	$1,041,449	$1,047,469
6/30/16	$1,039,169	$1,025,081	$1,049,134	$1,058,823
7/31/16	$1,065,322	$1,031,206	$1,075,657	$1,085,569
8/31/16	$1,089,450	$1,030,680	$1,099,020	$1,109,745
9/30/16	$1,093,990	$1,030,557	$1,103,559	$1,116,925
10/31/16	$1,095,664	$1,020,565	$1,108,459	$1,120,421
11/30/16	$1,092,206	$1,003,709	$1,103,493	$1,116,006
12/31/16	$1,116,899	$1,006,459	$1,125,243	$1,137,947
1/31/17	$1,132,059	$1,002,793	$1,139,477	$1,153,218
2/28/17	$1,151,112	$1,011,378	$1,156,284	$1,171,197
3/31/17	$1,148,697	$1,010,911	$1,155,001	$1,168,737
4/30/17	$1,163,991	$1,017,767	$1,168,353	$1,181,967
5/31/17	$1,176,396	$1,023,707	$1,179,382	$1,192,487
6/30/17	$1,177,882	$1,020,842	$1,181,717	$1,193,751
7/31/17	$1,192,185	$1,024,198	$1,195,177	$1,207,551
8/31/17	$1,191,848	$1,033,532	$1,196,133	$1,207,225
9/30/17	$1,200,927	$1,028,761	$1,206,240	$1,218,053
10/31/17	$1,204,942	$1,033,100	$1,213,297	$1,222,804
11/30/17	$1,200,855	$1,034,700	$1,210,215	$1,219,539
12/31/17	$1,205,497	$1,037,013	$1,213,410	$1,223,088
1/31/18	$1,213,262	$1,029,610	$1,221,079	$1,230,928
2/28/18	$1,203,112	$1,027,288	$1,210,993	$1,219,456
3/31/18	$1,195,198	$1,035,806	$1,205,240	$1,211,932
4/30/18	$1,203,018	$1,031,952	$1,213,569	$1,219,991
5/31/18	$1,200,296	$1,035,807	$1,210,571	$1,219,820
6/30/18	$1,203,768	$1,037,738	$1,213,198	$1,224,028
7/31/18	$1,218,112	$1,038,022	$1,228,278	$1,237,701
8/31/18	$1,227,027	$1,041,212	$1,235,635	$1,246,662
9/30/18	$1,233,800	$1,037,229	$1,242,444	$1,253,905
10/31/18	$1,212,125	$1,035,202	$1,224,006	$1,233,366
11/30/18	$1,199,671	$1,040,267	$1,210,371	$1,222,167
12/31/18	$1,172,414	$1,055,294	$1,189,395	$1,195,365
1/31/19	$1,226,783	$1,066,471	$1,238,184	$1,250,256
2/28/19	$1,247,091	$1,067,753	$1,260,161	$1,271,373
3/31/19	$1,258,069	$1,086,877	$1,273,847	$1,283,832
4/30/19	$1,280,621	$1,087,524	$1,292,356	$1,301,793
5/31/19	$1,259,371	$1,103,173	$1,277,003	$1,285,247
6/30/19	$1,288,375	$1,118,641	$1,308,940	$1,316,762
7/31/19	$1,294,290	$1,127,444	$1,317,161	$1,323,503
8/31/19	$1,299,392	$1,153,012	$1,324,063	$1,328,665
9/30/19	$1,306,207	$1,147,669	$1,327,611	$1,332,877
10/31/19	$1,308,136	$1,145,688	$1,330,664	$1,335,969
11/30/19	$1,313,019	$1,144,344	$1,336,719	$1,339,617
12/31/19	$1,344,730	$1,141,998	$1,362,237	$1,367,614
1/31/20	$1,342,962	$1,162,607	$1,363,804	$1,367,669
2/29/20	$1,320,430	$1,176,836	$1,342,705	$1,346,470
3/31/20	$1,174,876	$1,158,521	$1,180,681	$1,188,004
4/30/20	$1,221,177	$1,177,276	$1,232,135	$1,233,172
5/31/20	$1,270,697	$1,180,613	$1,283,084	$1,289,109
6/30/20	$1,278,794	$1,186,505	$1,299,084	$1,301,355
7/31/20	$1,333,007	$1,199,470	$1,352,100	$1,363,105
8/31/20	$1,349,346	$1,190,779	$1,367,203	$1,376,735
9/30/20	$1,334,911	$1,195,129	$1,354,857	$1,362,459
10/31/20	$1,338,879	$1,195,216	$1,360,615	$1,368,604
11/30/20	$1,402,066	$1,202,035	$1,416,359	$1,423,457
12/31/20	$1,427,588	$1,205,728	$1,439,616	$1,450,645
1/31/21	$1,429,393	$1,199,261	$1,445,907	$1,456,245
2/28/21	$1,437,361	$1,180,606	$1,452,211	$1,461,269
3/31/21	$1,441,004	$1,175,955	$1,456,292	$1,463,855
4/30/21	$1,455,263	$1,179,029	$1,470,972	$1,479,870
5/31/21	$1,455,957	$1,181,661	$1,475,105	$1,484,147
6/30/21	$1,472,785	$1,187,424	$1,492,142	$1,504,360
7/31/21	$1,476,695	$1,202,182	$1,497,813	$1,509,700
8/31/21	$1,484,614	$1,199,773	$1,505,302	$1,518,139
9/30/21	$1,482,300	$1,188,446	$1,505,558	$1,518,458
10/31/21	$1,476,892	$1,185,338	$1,501,237	$1,515,680
11/30/21	$1,462,711	$1,193,793	$1,488,146	$1,499,947
12/31/21	$1,492,781	$1,188,952	$1,512,432	$1,528,251
1/31/22	$1,451,449	$1,170,272	$1,476,573	$1,486,575
2/28/22	$1,436,054	$1,154,705	$1,455,709	$1,473,716
3/31/22	$1,431,127	$1,129,814	$1,446,596	$1,459,024
4/30/22	$1,376,445	$1,099,449	$1,398,410	$1,406,470
5/31/22	$1,375,657	$1,097,936	$1,396,410	$1,410,042
6/30/22	$1,277,813	$1,081,273	$1,302,920	$1,314,201
7/31/22	$1,358,426	$1,108,814	$1,377,421	$1,393,159
8/31/22	$1,329,041	$1,079,868	$1,349,474	$1,359,110
9/30/22	$1,281,407	$1,045,202	$1,296,169	$1,304,664
10/31/22	$1,317,968	$1,041,624	$1,329,662	$1,341,782
11/30/22	$1,352,133	$1,068,168	$1,361,428	$1,366,739
12/31/22	$1,345,974	$1,055,562	$1,352,701	$1,356,543
1/31/23	$1,397,089	$1,079,874	$1,404,023	$1,409,570
2/28/23	$1,385,812	$1,062,650	$1,391,457	$1,391,485
3/31/23	$1,397,738	$1,086,213	$1,401,725	$1,406,945
4/30/23	$1,409,068	$1,091,806	$1,414,159	$1,420,662
5/31/23	$1,401,260	$1,087,507	$1,407,625	$1,407,123
6/30/23	$1,420,702	$1,086,858	$1,426,488	$1,430,017
7/31/23	$1,442,265	$1,087,210	$1,446,844	$1,450,452
8/31/23	$1,444,680	$1,085,844	$1,451,546	$1,454,760
9/30/23	$1,432,012	$1,067,119	$1,440,935	$1,437,667
10/31/23	$1,415,727	$1,059,542	$1,427,232	$1,419,725
11/30/23	$1,480,488	$1,095,972	$1,486,976	$1,484,535
12/31/23	$1,533,866	$1,130,998	$1,539,109	$1,539,314
1/31/24	$1,538,058	$1,128,781	$1,543,172	$1,539,607
2/29/24	$1,544,184	$1,121,036	$1,548,682	$1,544,164
3/31/24	$1,561,163	$1,131,144	$1,564,292	$1,562,555
4/30/24	$1,550,335	$1,112,932	$1,552,763	$1,546,930
5/31/24	$1,569,522	$1,122,780	$1,570,216	$1,564,487
6/30/24	$1,582,377	$1,132,522	$1,584,113	$1,579,584
7/31/24	$1,612,057	$1,154,402	$1,612,896	$1,610,576
8/31/24	$1,639,015	$1,167,045	$1,637,283	$1,636,200
9/30/24	$1,660,436	$1,180,588	$1,662,153	$1,662,936
10/31/24	$1,652,970	$1,164,612	$1,658,181	$1,653,790
11/30/24	$1,669,153	$1,178,445	$1,674,945	$1,672,725
12/31/24	$1,667,271	$1,169,402	$1,672,500	$1,665,550
1/31/25	$1,683,985	$1,173,932	$1,693,205	$1,688,551
2/28/25	$1,697,790	$1,188,068	$1,706,175	$1,699,526
3/31/25	$1,682,629	$1,183,110	$1,689,062	$1,681,290
4/30/25	$1,684,561	$1,194,759	$1,690,734	$1,681,324
5/31/25	$1,716,345	$1,190,809	$1,718,175	$1,709,604
6/30/25	$1,741,680	$1,202,213	$1,745,099	$1,741,334
7/31/25	$1,753,217	$1,201,251	$1,756,494	$1,748,317
8/31/25	$1,772,231	$1,207,833	$1,774,182	$1,769,611
9/30/25	$1,786,994	$1,216,730	$1,787,471	$1,783,131
10/31/25	$1,793,320	$1,226,335	$1,791,439	$1,786,644
11/30/25	$1,803,995	$1,228,914	$1,798,963	$1,795,524
12/31/25	$1,815,574	$1,226,279	$1,810,243	$1,807,194
1/31/26	$1,819,322	$1,229,243	$1,820,688	$1,815,887
2/28/26	$1,822,887	$1,246,523	$1,825,003	$1,818,883
3/31/26	$1,795,148	$1,224,396	$1,797,628	$1,797,257

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.69%	4.49%	6.03%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 422,726,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 1,473,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200463
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	I-3
Trading Symbol	PHFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	ICE BofA US High Yield Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,028,905	$1,001,698	$1,034,980	$1,039,960
5/31/16	$1,033,824	$1,005,932	$1,041,449	$1,047,469
6/30/16	$1,039,040	$1,025,081	$1,049,134	$1,058,823
7/31/16	$1,065,150	$1,031,206	$1,075,657	$1,085,569
8/31/16	$1,089,228	$1,030,680	$1,099,020	$1,109,745
9/30/16	$1,093,729	$1,030,557	$1,103,559	$1,116,925
10/31/16	$1,095,351	$1,020,565	$1,108,459	$1,120,421
11/30/16	$1,091,821	$1,003,709	$1,103,493	$1,116,006
12/31/16	$1,116,465	$1,006,459	$1,125,243	$1,137,947
1/31/17	$1,131,566	$1,002,793	$1,139,477	$1,153,218
2/28/17	$1,150,568	$1,011,378	$1,156,284	$1,171,197
3/31/17	$1,148,110	$1,010,911	$1,155,001	$1,168,737
4/30/17	$1,163,339	$1,017,767	$1,168,353	$1,181,967
5/31/17	$1,175,686	$1,023,707	$1,179,382	$1,192,487
6/30/17	$1,177,129	$1,020,842	$1,181,717	$1,193,751
7/31/17	$1,191,363	$1,024,198	$1,195,177	$1,207,551
8/31/17	$1,190,972	$1,033,532	$1,196,133	$1,207,225
9/30/17	$1,199,997	$1,028,761	$1,206,240	$1,218,053
10/31/17	$1,203,955	$1,033,100	$1,213,297	$1,222,804
11/30/17	$1,199,822	$1,034,700	$1,210,215	$1,219,539
12/31/17	$1,204,412	$1,037,013	$1,213,410	$1,223,088
1/31/18	$1,212,114	$1,029,610	$1,221,079	$1,230,928
2/28/18	$1,201,926	$1,027,288	$1,210,993	$1,219,456
3/31/18	$1,193,972	$1,035,806	$1,205,240	$1,211,932
4/30/18	$1,201,743	$1,031,952	$1,213,569	$1,219,991
5/31/18	$1,198,963	$1,035,807	$1,210,571	$1,219,820
6/30/18	$1,202,373	$1,037,738	$1,213,198	$1,224,028
7/31/18	$1,216,656	$1,038,022	$1,228,278	$1,237,701
8/31/18	$1,225,510	$1,041,212	$1,235,635	$1,246,662
9/30/18	$1,232,225	$1,037,229	$1,242,444	$1,253,905
10/31/18	$1,210,533	$1,035,202	$1,224,006	$1,233,366
11/30/18	$1,198,048	$1,040,267	$1,210,371	$1,222,167
12/31/18	$1,170,783	$1,055,294	$1,189,395	$1,195,365
1/31/19	$1,225,049	$1,066,471	$1,238,184	$1,250,256
2/28/19	$1,245,280	$1,067,753	$1,260,161	$1,271,373
3/31/19	$1,256,190	$1,086,877	$1,273,847	$1,283,832
4/30/19	$1,278,658	$1,087,524	$1,292,356	$1,301,793
5/31/19	$1,257,535	$1,103,173	$1,277,003	$1,285,247
6/30/19	$1,286,454	$1,118,641	$1,308,940	$1,316,762
7/31/19	$1,292,306	$1,127,444	$1,317,161	$1,323,503
8/31/19	$1,297,309	$1,153,012	$1,324,063	$1,328,665
9/30/19	$1,304,064	$1,147,669	$1,327,611	$1,332,877
10/31/19	$1,305,938	$1,145,688	$1,330,664	$1,335,969
11/30/19	$1,310,759	$1,144,344	$1,336,719	$1,339,617
12/31/19	$1,342,361	$1,141,998	$1,362,237	$1,367,614
1/31/20	$1,340,543	$1,162,607	$1,363,804	$1,367,669
2/29/20	$1,317,996	$1,176,836	$1,342,705	$1,346,470
3/31/20	$1,172,665	$1,158,521	$1,180,681	$1,188,004
4/30/20	$1,218,830	$1,177,276	$1,232,135	$1,233,172
5/31/20	$1,268,201	$1,180,613	$1,283,084	$1,289,109
6/30/20	$1,276,234	$1,186,505	$1,299,084	$1,301,355
7/31/20	$1,330,278	$1,199,470	$1,352,100	$1,363,105
8/31/20	$1,346,530	$1,190,779	$1,367,203	$1,376,735
9/30/20	$1,332,067	$1,195,129	$1,354,857	$1,362,459
10/31/20	$1,335,967	$1,195,216	$1,360,615	$1,368,604
11/30/20	$1,398,962	$1,202,035	$1,416,359	$1,423,457
12/31/20	$1,424,361	$1,205,728	$1,439,616	$1,450,645
1/31/21	$1,426,138	$1,199,261	$1,445,907	$1,456,245
2/28/21	$1,434,051	$1,180,606	$1,452,211	$1,461,269
3/31/21	$1,437,626	$1,175,955	$1,456,292	$1,463,855
4/30/21	$1,451,790	$1,179,029	$1,470,972	$1,479,870
5/31/21	$1,452,427	$1,181,661	$1,475,105	$1,484,147
6/30/21	$1,469,154	$1,187,424	$1,492,142	$1,504,360
7/31/21	$1,472,990	$1,202,182	$1,497,813	$1,509,700
8/31/21	$1,480,830	$1,199,773	$1,505,302	$1,518,139
9/30/21	$1,478,462	$1,188,446	$1,505,558	$1,518,458
10/31/21	$1,473,005	$1,185,338	$1,501,237	$1,515,680
11/30/21	$1,458,804	$1,193,793	$1,488,146	$1,499,947
12/31/21	$1,488,715	$1,188,952	$1,512,432	$1,528,251
1/31/22	$1,447,427	$1,170,272	$1,476,573	$1,486,575
2/28/22	$1,432,020	$1,154,705	$1,455,709	$1,473,716
3/31/22	$1,427,055	$1,129,814	$1,446,596	$1,459,024
4/30/22	$1,372,467	$1,099,449	$1,398,410	$1,406,470
5/31/22	$1,371,626	$1,097,936	$1,396,410	$1,410,042
6/30/22	$1,274,015	$1,081,273	$1,302,920	$1,314,201
7/31/22	$1,354,340	$1,108,814	$1,377,421	$1,393,159
8/31/22	$1,324,985	$1,079,868	$1,349,474	$1,359,110
9/30/22	$1,277,438	$1,045,202	$1,296,169	$1,304,664
10/31/22	$1,313,837	$1,041,624	$1,329,662	$1,341,782
11/30/22	$1,347,838	$1,068,168	$1,361,428	$1,366,739
12/31/22	$1,341,607	$1,055,562	$1,352,701	$1,356,543
1/31/23	$1,392,498	$1,079,874	$1,404,023	$1,409,570
2/28/23	$1,381,198	$1,062,650	$1,391,457	$1,391,485
3/31/23	$1,393,022	$1,086,213	$1,401,725	$1,406,945
4/30/23	$1,404,277	$1,091,806	$1,414,159	$1,420,662
5/31/23	$1,396,436	$1,087,507	$1,407,625	$1,407,123
6/30/23	$1,415,751	$1,086,858	$1,426,488	$1,430,017
7/31/23	$1,437,182	$1,087,210	$1,446,844	$1,450,452
8/31/23	$1,439,385	$1,085,844	$1,451,546	$1,454,760
9/30/23	$1,426,688	$1,067,119	$1,440,935	$1,437,667
10/31/23	$1,410,406	$1,059,542	$1,427,232	$1,419,725
11/30/23	$1,474,866	$1,095,972	$1,486,976	$1,484,535
12/31/23	$1,527,974	$1,130,998	$1,539,109	$1,539,314
1/31/24	$1,532,087	$1,128,781	$1,543,172	$1,539,607
2/29/24	$1,538,129	$1,121,036	$1,548,682	$1,544,164
3/31/24	$1,554,973	$1,131,144	$1,564,292	$1,562,555
4/30/24	$1,544,116	$1,112,932	$1,552,763	$1,546,930
5/31/24	$1,563,155	$1,122,780	$1,570,216	$1,564,487
6/30/24	$1,575,897	$1,132,522	$1,584,113	$1,579,584
7/31/24	$1,605,388	$1,154,402	$1,612,896	$1,610,576
8/31/24	$1,632,163	$1,167,045	$1,637,283	$1,636,200
9/30/24	$1,653,516	$1,180,588	$1,662,153	$1,662,936
10/31/24	$1,646,011	$1,164,612	$1,658,181	$1,653,790
11/30/24	$1,662,055	$1,178,445	$1,674,945	$1,672,725
12/31/24	$1,660,108	$1,169,402	$1,672,500	$1,665,550
1/31/25	$1,676,679	$1,173,932	$1,693,205	$1,688,551
2/28/25	$1,690,362	$1,188,068	$1,706,175	$1,699,526
3/31/25	$1,675,201	$1,183,110	$1,689,062	$1,681,290
4/30/25	$1,677,089	$1,194,759	$1,690,734	$1,681,324
5/31/25	$1,708,659	$1,190,809	$1,718,175	$1,709,604
6/30/25	$1,733,809	$1,202,213	$1,745,099	$1,741,334
7/31/25	$1,745,218	$1,201,251	$1,756,494	$1,748,317
8/31/25	$1,764,069	$1,207,833	$1,774,182	$1,769,611
9/30/25	$1,778,695	$1,216,730	$1,787,471	$1,783,131
10/31/25	$1,784,734	$1,226,335	$1,791,439	$1,786,644
11/30/25	$1,795,116	$1,228,914	$1,798,963	$1,795,524
12/31/25	$1,806,557	$1,226,279	$1,810,243	$1,807,194
1/31/26	$1,810,209	$1,229,243	$1,820,688	$1,815,887
2/28/26	$1,813,694	$1,246,523	$1,825,003	$1,818,883
3/31/26	$1,786,023	$1,224,396	$1,797,628	$1,797,257

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.62%	4.44%	5.97%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 422,726,000
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 1,473,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000075114
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Credit Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Relative value positioning within physical versus synthetic credit contributed to relative performance versus the Bloomberg U.S. Long Credit Index (“Index”), as synthetic positioning outperformed cash bonds.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index , as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection detracted from relative performance versus the Index, as the curve steepened.

  Underweight exposure to emerging markets detracted from relative performance, as spreads narrowed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,019,831	$1,003,838	$1,023,526
5/31/16	$1,024,724	$1,004,096	$1,023,748
6/30/16	$1,072,173	$1,022,137	$1,066,516
7/31/16	$1,109,150	$1,028,599	$1,096,156
8/31/16	$1,115,992	$1,027,423	$1,102,330
9/30/16	$1,110,440	$1,026,821	$1,090,672
10/31/16	$1,089,082	$1,018,967	$1,068,140
11/30/16	$1,029,654	$994,865	$1,016,202
12/31/16	$1,045,626	$996,268	$1,031,820
1/31/17	$1,055,462	$998,223	$1,034,344
2/28/17	$1,080,326	$1,004,932	$1,055,100
3/31/17	$1,077,895	$1,004,405	$1,048,907
4/30/17	$1,096,979	$1,012,156	$1,065,218
5/31/17	$1,117,496	$1,019,947	$1,087,218
6/30/17	$1,129,886	$1,018,920	$1,098,245
7/31/17	$1,138,896	$1,023,305	$1,107,580
8/31/17	$1,155,810	$1,032,484	$1,123,784
9/30/17	$1,155,667	$1,027,566	$1,122,098
10/31/17	$1,161,125	$1,028,161	$1,130,175
11/30/17	$1,165,950	$1,026,841	$1,134,831
12/31/17	$1,187,143	$1,031,554	$1,157,820
1/31/18	$1,175,293	$1,019,674	$1,143,039
2/28/18	$1,139,221	$1,010,008	$1,105,222
3/31/18	$1,150,787	$1,016,485	$1,113,468
4/30/18	$1,129,888	$1,008,925	$1,091,912
5/31/18	$1,126,747	$1,016,126	$1,096,955
6/30/18	$1,119,734	$1,014,876	$1,083,921
7/31/18	$1,134,066	$1,015,117	$1,100,160
8/31/18	$1,136,229	$1,021,649	$1,103,807
9/30/18	$1,128,520	$1,015,070	$1,097,598
10/31/18	$1,094,263	$1,007,049	$1,057,962
11/30/18	$1,092,265	$1,013,060	$1,053,727
12/31/18	$1,116,542	$1,031,671	$1,079,566
1/31/19	$1,156,775	$1,042,627	$1,116,869
2/28/19	$1,161,451	$1,042,023	$1,116,103
3/31/19	$1,210,668	$1,062,032	$1,164,424
4/30/19	$1,218,761	$1,062,304	$1,171,528
5/31/19	$1,248,228	$1,081,161	$1,199,453
6/30/19	$1,293,651	$1,094,739	$1,246,202
7/31/19	$1,308,237	$1,097,147	$1,260,636
8/31/19	$1,388,411	$1,125,576	$1,335,746
9/30/19	$1,373,003	$1,119,581	$1,316,176
10/31/19	$1,381,700	$1,122,953	$1,323,406
11/30/19	$1,389,394	$1,122,381	$1,330,467
12/31/19	$1,390,491	$1,121,599	$1,331,741
1/31/20	$1,451,638	$1,143,184	$1,385,748
2/29/20	$1,474,920	$1,163,759	$1,413,360
3/31/20	$1,314,704	$1,156,911	$1,269,784
4/30/20	$1,397,191	$1,177,476	$1,354,775
5/31/20	$1,422,901	$1,182,959	$1,375,578
6/30/20	$1,460,917	$1,190,410	$1,410,532
7/31/20	$1,541,174	$1,208,191	$1,496,446
8/31/20	$1,503,202	$1,198,439	$1,445,573
9/30/20	$1,494,264	$1,197,782	$1,438,315
10/31/20	$1,477,775	$1,192,434	$1,429,454
11/30/20	$1,561,028	$1,204,134	$1,502,531
12/31/20	$1,574,924	$1,205,794	$1,509,081
1/31/21	$1,539,387	$1,197,148	$1,470,067
2/28/21	$1,487,679	$1,179,861	$1,421,373
3/31/21	$1,444,059	$1,165,128	$1,382,431
4/30/21	$1,478,285	$1,174,333	$1,406,292
5/31/21	$1,489,469	$1,178,169	$1,421,022
6/30/21	$1,541,395	$1,186,447	$1,471,532
7/31/21	$1,575,983	$1,199,713	$1,504,030
8/31/21	$1,576,708	$1,197,429	$1,498,495
9/30/21	$1,542,874	$1,187,061	$1,468,934
10/31/21	$1,552,555	$1,186,734	$1,490,720
11/30/21	$1,561,716	$1,190,245	$1,496,774
12/31/21	$1,558,930	$1,187,200	$1,491,254
1/31/22	$1,484,421	$1,161,622	$1,409,489
2/28/22	$1,425,958	$1,148,663	$1,362,178
3/31/22	$1,374,603	$1,116,751	$1,323,809
4/30/22	$1,251,173	$1,074,373	$1,196,268
5/31/22	$1,247,117	$1,081,300	$1,207,314
6/30/22	$1,187,255	$1,064,336	$1,157,207
7/31/22	$1,243,525	$1,090,343	$1,210,960
8/31/22	$1,195,644	$1,059,533	$1,158,050
9/30/22	$1,101,524	$1,013,755	$1,057,991
10/31/22	$1,076,346	$1,000,624	$1,033,661
11/30/22	$1,165,662	$1,037,423	$1,126,813
12/31/22	$1,152,441	$1,032,743	$1,114,080
1/31/23	$1,236,225	$1,064,515	$1,189,220
2/28/23	$1,178,402	$1,036,991	$1,127,895
3/31/23	$1,219,316	$1,063,333	$1,174,456
4/30/23	$1,227,576	$1,069,778	$1,184,632
5/31/23	$1,197,343	$1,058,130	$1,152,762
6/30/23	$1,211,841	$1,054,356	$1,169,466
7/31/23	$1,209,558	$1,053,621	$1,167,766
8/31/23	$1,185,967	$1,046,891	$1,145,452
9/30/23	$1,121,061	$1,020,288	$1,084,867
10/31/23	$1,072,212	$1,004,186	$1,040,062
11/30/23	$1,181,451	$1,049,662	$1,149,687
12/31/23	$1,267,841	$1,089,842	$1,233,577
1/31/24	$1,262,858	$1,086,849	$1,222,113
2/29/24	$1,234,353	$1,071,494	$1,190,483
3/31/24	$1,256,336	$1,081,388	$1,213,277
4/30/24	$1,198,361	$1,054,074	$1,153,889
5/31/24	$1,233,662	$1,071,944	$1,186,148
6/30/24	$1,244,285	$1,082,092	$1,192,915
7/31/24	$1,285,203	$1,107,367	$1,230,452
8/31/24	$1,312,385	$1,123,279	$1,256,653
9/30/24	$1,344,775	$1,138,319	$1,289,524
10/31/24	$1,289,932	$1,110,090	$1,235,580
11/30/24	$1,321,975	$1,121,827	$1,262,943
12/31/24	$1,266,948	$1,103,468	$1,208,804
1/31/25	$1,276,084	$1,109,322	$1,213,984
2/28/25	$1,327,427	$1,133,729	$1,255,950
3/31/25	$1,308,214	$1,134,155	$1,238,612
4/30/25	$1,292,217	$1,138,613	$1,223,365
5/31/25	$1,280,800	$1,130,460	$1,217,189
6/30/25	$1,322,754	$1,147,843	$1,254,123
7/31/25	$1,318,684	$1,144,815	$1,253,598
8/31/25	$1,329,796	$1,158,507	$1,263,013
9/30/25	$1,370,881	$1,171,145	$1,302,794
10/31/25	$1,385,422	$1,178,462	$1,309,859
11/30/25	$1,392,958	$1,185,785	$1,316,059
12/31/25	$1,375,130	$1,184,031	$1,302,779
1/31/26	$1,380,227	$1,185,295	$1,303,369
2/28/26	$1,414,551	$1,204,706	$1,330,982
3/31/26	$1,358,787	$1,183,475	$1,287,659

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.87%	(1.21%)	3.11%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Long Credit Index	3.96%	(1.41%)	2.56%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,433,587,000
Holdings Count | Holding	1,585
Advisory Fees Paid, Amount	$ 10,090,000
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,433,587
# of Portfolio Holdings	1,585
Portfolio Turnover Rate	153%
Total Net Advisory Fees Paid During the Reporting Period	$10,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	64.5%
U.S. Treasury Obligations	27.2%
U.S. Government Agencies	11.1%
Sovereign Issues	6.8%
Preferred Securities	2.7%
Municipal Bonds & Notes	1.6%
Loan Participations and Assignments	0.9%
Asset-Backed Securities	0.4%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(17.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000075116
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Credit Bond Fund
Class Name	I-2
Trading Symbol	PLCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Relative value positioning within physical versus synthetic credit contributed to relative performance versus the Bloomberg U.S. Long Credit Index (“Index”), as synthetic positioning outperformed cash bonds.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index , as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection detracted from relative performance versus the Index, as the curve steepened.

  Underweight exposure to emerging markets detracted from relative performance, as spreads narrowed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,019,746	$1,003,838	$1,023,526
5/31/16	$1,024,554	$1,004,096	$1,023,748
6/30/16	$1,071,912	$1,022,137	$1,066,516
7/31/16	$1,108,787	$1,028,599	$1,096,156
8/31/16	$1,115,534	$1,027,423	$1,102,330
9/30/16	$1,109,886	$1,026,821	$1,090,672
10/31/16	$1,088,452	$1,018,967	$1,068,140
11/30/16	$1,028,973	$994,865	$1,016,202
12/31/16	$1,044,793	$996,268	$1,031,820
1/31/17	$1,054,537	$998,223	$1,034,344
2/28/17	$1,079,299	$1,004,932	$1,055,100
3/31/17	$1,076,773	$1,004,405	$1,048,907
4/30/17	$1,095,755	$1,012,156	$1,065,218
5/31/17	$1,116,158	$1,019,947	$1,087,218
6/30/17	$1,128,434	$1,018,920	$1,098,245
7/31/17	$1,137,343	$1,023,305	$1,107,580
8/31/17	$1,154,136	$1,032,484	$1,123,784
9/30/17	$1,153,896	$1,027,566	$1,122,098
10/31/17	$1,159,250	$1,028,161	$1,130,175
11/30/17	$1,163,972	$1,026,841	$1,134,831
12/31/17	$1,185,026	$1,031,554	$1,157,820
1/31/18	$1,173,100	$1,019,674	$1,143,039
2/28/18	$1,137,007	$1,010,008	$1,105,222
3/31/18	$1,148,452	$1,016,485	$1,113,468
4/30/18	$1,127,505	$1,008,925	$1,091,912
5/31/18	$1,124,276	$1,016,126	$1,096,955
6/30/18	$1,117,186	$1,014,876	$1,083,921
7/31/18	$1,131,394	$1,015,117	$1,100,160
8/31/18	$1,133,447	$1,021,649	$1,103,807
9/30/18	$1,125,673	$1,015,070	$1,097,598
10/31/18	$1,091,408	$1,007,049	$1,057,962
11/30/18	$1,089,319	$1,013,060	$1,053,727
12/31/18	$1,113,440	$1,031,671	$1,079,566
1/31/19	$1,153,470	$1,042,627	$1,116,869
2/28/19	$1,158,044	$1,042,023	$1,116,103
3/31/19	$1,207,017	$1,062,032	$1,164,424
4/30/19	$1,214,988	$1,062,304	$1,171,528
5/31/19	$1,244,253	$1,081,161	$1,199,453
6/30/19	$1,289,436	$1,094,739	$1,246,202
7/31/19	$1,303,865	$1,097,147	$1,260,636
8/31/19	$1,383,649	$1,125,576	$1,335,746
9/30/19	$1,368,190	$1,119,581	$1,316,176
10/31/19	$1,376,741	$1,122,953	$1,323,406
11/30/19	$1,384,292	$1,122,381	$1,330,467
12/31/19	$1,385,265	$1,121,599	$1,331,741
1/31/20	$1,446,059	$1,143,184	$1,385,748
2/29/20	$1,469,140	$1,163,759	$1,413,360
3/31/20	$1,309,444	$1,156,911	$1,269,784
4/30/20	$1,391,489	$1,177,476	$1,354,775
5/31/20	$1,416,977	$1,182,959	$1,375,578
6/30/20	$1,454,716	$1,190,410	$1,410,532
7/31/20	$1,534,497	$1,208,191	$1,496,446
8/31/20	$1,496,571	$1,198,439	$1,445,573
9/30/20	$1,487,549	$1,197,782	$1,438,315
10/31/20	$1,471,000	$1,192,434	$1,429,454
11/30/20	$1,553,749	$1,204,134	$1,502,531
12/31/20	$1,567,421	$1,205,794	$1,509,081
1/31/21	$1,531,936	$1,197,148	$1,470,067
2/28/21	$1,480,364	$1,179,861	$1,421,373
3/31/21	$1,436,838	$1,165,128	$1,382,431
4/30/21	$1,470,767	$1,174,333	$1,406,292
5/31/21	$1,481,776	$1,178,169	$1,421,022
6/30/21	$1,533,310	$1,186,447	$1,471,532
7/31/21	$1,567,580	$1,199,713	$1,504,030
8/31/21	$1,568,170	$1,197,429	$1,498,495
9/30/21	$1,534,390	$1,187,061	$1,468,934
10/31/21	$1,543,887	$1,186,734	$1,490,720
11/30/21	$1,552,871	$1,190,245	$1,496,774
12/31/21	$1,549,961	$1,187,200	$1,491,254
1/31/22	$1,475,760	$1,161,622	$1,409,489
2/28/22	$1,417,529	$1,148,663	$1,362,178
3/31/22	$1,366,366	$1,116,751	$1,323,809
4/30/22	$1,243,566	$1,074,373	$1,196,268
5/31/22	$1,239,434	$1,081,300	$1,207,314
6/30/22	$1,179,842	$1,064,336	$1,157,207
7/31/22	$1,235,660	$1,090,343	$1,210,960
8/31/22	$1,187,978	$1,059,533	$1,158,050
9/30/22	$1,094,360	$1,013,755	$1,057,991
10/31/22	$1,069,260	$1,000,624	$1,033,661
11/30/22	$1,157,897	$1,037,423	$1,126,813
12/31/22	$1,144,661	$1,032,743	$1,114,080
1/31/23	$1,227,779	$1,064,515	$1,189,220
2/28/23	$1,170,259	$1,036,991	$1,127,895
3/31/23	$1,210,785	$1,063,333	$1,174,456
4/30/23	$1,218,893	$1,069,778	$1,184,632
5/31/23	$1,188,777	$1,058,130	$1,152,762
6/30/23	$1,203,069	$1,054,356	$1,169,466
7/31/23	$1,200,711	$1,053,621	$1,167,766
8/31/23	$1,177,196	$1,046,891	$1,145,452
9/30/23	$1,112,675	$1,020,288	$1,084,867
10/31/23	$1,064,102	$1,004,186	$1,040,062
11/30/23	$1,172,424	$1,049,662	$1,149,687
12/31/23	$1,258,047	$1,089,842	$1,233,577
1/31/24	$1,253,001	$1,086,849	$1,222,113
2/29/24	$1,224,621	$1,071,494	$1,190,483
3/31/24	$1,246,326	$1,081,388	$1,213,277
4/30/24	$1,188,714	$1,054,074	$1,153,889
5/31/24	$1,223,621	$1,071,944	$1,186,148
6/30/24	$1,234,061	$1,082,092	$1,192,915
7/31/24	$1,274,539	$1,107,367	$1,230,452
8/31/24	$1,301,384	$1,123,279	$1,256,653
9/30/24	$1,333,397	$1,138,319	$1,289,524
10/31/24	$1,278,907	$1,110,090	$1,235,580
11/30/24	$1,310,566	$1,121,827	$1,262,943
12/31/24	$1,255,904	$1,103,468	$1,208,804
1/31/25	$1,264,852	$1,109,322	$1,213,984
2/28/25	$1,315,643	$1,133,729	$1,255,950
3/31/25	$1,296,497	$1,134,155	$1,238,612
4/30/25	$1,280,539	$1,138,613	$1,223,365
5/31/25	$1,269,114	$1,130,460	$1,217,189
6/30/25	$1,310,583	$1,147,843	$1,254,123
7/31/25	$1,306,440	$1,144,815	$1,253,598
8/31/25	$1,317,332	$1,158,507	$1,263,013
9/30/25	$1,357,925	$1,171,145	$1,302,794
10/31/25	$1,372,204	$1,178,462	$1,309,859
11/30/25	$1,379,558	$1,185,785	$1,316,059
12/31/25	$1,361,783	$1,184,031	$1,302,779
1/31/26	$1,366,715	$1,185,295	$1,303,369
2/28/26	$1,400,597	$1,204,706	$1,330,982
3/31/26	$1,345,272	$1,183,475	$1,287,659

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.76%	(1.31%)	3.01%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Long Credit Index	3.96%	(1.41%)	2.56%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,433,587,000
Holdings Count | Holding	1,585
Advisory Fees Paid, Amount	$ 10,090,000
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,433,587
# of Portfolio Holdings	1,585
Portfolio Turnover Rate	153%
Total Net Advisory Fees Paid During the Reporting Period	$10,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	64.5%
U.S. Treasury Obligations	27.2%
U.S. Government Agencies	11.1%
Sovereign Issues	6.8%
Preferred Securities	2.7%
Municipal Bonds & Notes	1.6%
Loan Participations and Assignments	0.9%
Asset-Backed Securities	0.4%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(17.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000098429
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Class A
Trading Symbol	PSRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the bank loan healthcare sector, particularly overweight exposure to a surgery center provider, contributed to relative performance versus the 50% ICE BofA 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index ("Index"), as spreads tightened.

  Security selection within the bank loan media sector, particularly overweight exposure to a mass media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the bank loan food sector, particularly underweight exposure to a juice brand, contributed to relative performance versus the Index, as prices fell.

  Overweight exposure to the bank loan technology sector detracted from relative performance versus the Index, as the sector underperformed.

  Security selection within the high yield financial sector, particularly overweight exposure to a consumer lender, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the high yield telecom sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/16	$9,777	$10,000	$10,000
4/30/16	$9,903	$10,038	$10,265
5/31/16	$9,964	$10,041	$10,375
6/30/16	$9,961	$10,221	$10,427
7/31/16	$10,072	$10,286	$10,601
8/31/16	$10,142	$10,274	$10,742
9/30/16	$10,190	$10,268	$10,834
10/31/16	$10,219	$10,190	$10,899
11/30/16	$10,249	$9,949	$10,921
12/31/16	$10,333	$9,963	$11,083
1/31/17	$10,362	$9,982	$11,170
2/28/17	$10,403	$10,049	$11,279
3/31/17	$10,426	$10,044	$11,279
4/30/17	$10,475	$10,122	$11,348
5/31/17	$10,516	$10,199	$11,415
6/30/17	$10,507	$10,189	$11,426
7/31/17	$10,579	$10,233	$11,516
8/31/17	$10,581	$10,325	$11,514
9/30/17	$10,614	$10,276	$11,580
10/31/17	$10,670	$10,282	$11,639
11/30/17	$10,661	$10,268	$11,632
12/31/17	$10,694	$10,316	$11,674
1/31/18	$10,771	$10,197	$11,789
2/28/18	$10,750	$10,100	$11,779
3/31/18	$10,775	$10,165	$11,790
4/30/18	$10,821	$10,089	$11,860
5/31/18	$10,814	$10,161	$11,895
6/30/18	$10,818	$10,149	$11,920
7/31/18	$10,888	$10,151	$12,027
8/31/18	$10,939	$10,216	$12,092
9/30/18	$11,006	$10,151	$12,170
10/31/18	$10,990	$10,070	$12,096
11/30/18	$10,895	$10,131	$12,004
12/31/18	$10,597	$10,317	$11,744
1/31/19	$10,892	$10,426	$12,098
2/28/19	$11,075	$10,420	$12,278
3/31/19	$11,038	$10,620	$12,305
4/30/19	$11,220	$10,623	$12,460
5/31/19	$11,185	$10,812	$12,389
6/30/19	$11,222	$10,947	$12,501
7/31/19	$11,297	$10,971	$12,574
8/31/19	$11,293	$11,256	$12,560
9/30/19	$11,362	$11,196	$12,599
10/31/19	$11,333	$11,230	$12,578
11/30/19	$11,418	$11,224	$12,611
12/31/19	$11,556	$11,216	$12,833
1/31/20	$11,570	$11,432	$12,870
2/29/20	$11,415	$11,638	$12,686
3/31/20	$10,241	$11,569	$11,160
4/30/20	$10,498	$11,775	$11,565
5/31/20	$10,784	$11,830	$12,008
6/30/20	$10,741	$11,904	$12,166
7/31/20	$10,952	$12,082	$12,488
8/31/20	$11,044	$11,984	$12,661
9/30/20	$11,038	$11,978	$12,669
10/31/20	$11,009	$11,924	$12,707
11/30/20	$11,245	$12,041	$13,074
12/31/20	$11,361	$12,058	$13,284
1/31/21	$11,438	$11,971	$13,412
2/28/21	$11,457	$11,799	$13,505
3/31/21	$11,420	$11,651	$13,563
4/30/21	$11,472	$11,743	$13,660
5/31/21	$11,506	$11,782	$13,730
6/30/21	$11,562	$11,864	$13,825
7/31/21	$11,562	$11,997	$13,823
8/31/21	$11,610	$11,974	$13,892
9/30/21	$11,640	$11,871	$13,961
10/31/21	$11,630	$11,867	$13,980
11/30/21	$11,569	$11,902	$13,912
12/31/21	$11,709	$11,872	$14,046
1/31/22	$11,640	$11,616	$13,975
2/28/22	$11,590	$11,487	$13,920
3/31/22	$11,584	$11,168	$13,899
4/30/22	$11,524	$10,744	$13,778
5/31/22	$11,376	$10,813	$13,605
6/30/22	$10,949	$10,643	$13,129
7/31/22	$11,301	$10,903	$13,542
8/31/22	$11,298	$10,595	$13,565
9/30/22	$11,079	$10,138	$13,260
10/31/22	$11,274	$10,006	$13,480
11/30/22	$11,426	$10,374	$13,658
12/31/22	$11,440	$10,327	$13,665
1/31/23	$11,741	$10,645	$14,055
2/28/23	$11,726	$10,370	$14,058
3/31/23	$11,762	$10,633	$14,104
4/30/23	$11,820	$10,698	$14,232
5/31/23	$11,763	$10,581	$14,185
6/30/23	$11,943	$10,544	$14,457
7/31/23	$12,103	$10,536	$14,634
8/31/23	$12,193	$10,469	$14,765
9/30/23	$12,147	$10,203	$14,791
10/31/23	$12,079	$10,042	$14,706
11/30/23	$12,404	$10,497	$15,050
12/31/23	$12,725	$10,898	$15,392
1/31/24	$12,757	$10,868	$15,454
2/29/24	$12,850	$10,715	$15,576
3/31/24	$12,996	$10,814	$15,714
4/30/24	$13,008	$10,541	$15,717
5/31/24	$13,157	$10,719	$15,867
6/30/24	$13,213	$10,821	$15,961
7/31/24	$13,371	$11,074	$16,156
8/31/24	$13,507	$11,233	$16,326
9/30/24	$13,627	$11,383	$16,513
10/31/24	$13,669	$11,101	$16,577
11/30/24	$13,831	$11,218	$16,735
12/31/24	$13,876	$11,035	$16,775
1/31/25	$13,993	$11,093	$16,947
2/28/25	$14,024	$11,337	$17,010
3/31/25	$13,916	$11,342	$16,888
4/30/25	$13,904	$11,386	$16,878
5/31/25	$14,169	$11,305	$17,150
6/30/25	$14,322	$11,478	$17,354
7/31/25	$14,404	$11,448	$17,466
8/31/25	$14,523	$11,585	$17,600
9/30/25	$14,617	$11,711	$17,692
10/31/25	$14,661	$11,785	$17,744
11/30/25	$14,734	$11,858	$17,794
12/31/25	$14,832	$11,840	$17,918
1/31/26	$14,827	$11,853	$17,932
2/28/26	$14,768	$12,047	$17,859
3/31/26	$14,726	$11,835	$17,853

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.82%	5.22%	4.18%
Class A (including sales charge)	3.41%	4.75%	3.95%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	5.71%	5.65%	5.97%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 131,524,000
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 572,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$131,524
# of Portfolio Holdings	430
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$572
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Loan Participations and Assignments	50.0%
Corporate Bonds & Notes	29.1%
U.S. Treasury Obligations	4.2%
Common Stocks	0.4%
Short-Term Instruments	6.8%
Affiliated Investments	9.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098430
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Class C
Trading Symbol	PSRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.83%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the bank loan healthcare sector, particularly overweight exposure to a surgery center provider, contributed to relative performance versus the 50% ICE BofA 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index ("Index"), as spreads tightened.

  Security selection within the bank loan media sector, particularly overweight exposure to a mass media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the bank loan food sector, particularly underweight exposure to a juice brand, contributed to relative performance versus the Index, as prices fell.

  Overweight exposure to the bank loan technology sector detracted from relative performance versus the Index, as the sector underperformed.

  Security selection within the high yield financial sector, particularly overweight exposure to a consumer lender, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the high yield telecom sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,123	$10,038	$10,265
5/31/16	$10,179	$10,041	$10,375
6/30/16	$10,169	$10,221	$10,427
7/31/16	$10,276	$10,286	$10,601
8/31/16	$10,341	$10,274	$10,742
9/30/16	$10,383	$10,268	$10,834
10/31/16	$10,407	$10,190	$10,899
11/30/16	$10,431	$9,949	$10,921
12/31/16	$10,509	$9,963	$11,083
1/31/17	$10,532	$9,982	$11,170
2/28/17	$10,567	$10,049	$11,279
3/31/17	$10,584	$10,044	$11,279
4/30/17	$10,628	$10,122	$11,348
5/31/17	$10,663	$10,199	$11,415
6/30/17	$10,647	$10,189	$11,426
7/31/17	$10,713	$10,233	$11,516
8/31/17	$10,708	$10,325	$11,514
9/30/17	$10,735	$10,276	$11,580
10/31/17	$10,784	$10,282	$11,639
11/30/17	$10,769	$10,268	$11,632
12/31/17	$10,796	$10,316	$11,674
1/31/18	$10,867	$10,197	$11,789
2/28/18	$10,839	$10,100	$11,779
3/31/18	$10,857	$10,165	$11,790
4/30/18	$10,897	$10,089	$11,860
5/31/18	$10,883	$10,161	$11,895
6/30/18	$10,880	$10,149	$11,920
7/31/18	$10,944	$10,151	$12,027
8/31/18	$10,988	$10,216	$12,092
9/30/18	$11,049	$10,151	$12,170
10/31/18	$11,025	$10,070	$12,096
11/30/18	$10,923	$10,131	$12,004
12/31/18	$10,618	$10,317	$11,744
1/31/19	$10,906	$10,426	$12,098
2/28/19	$11,083	$10,420	$12,278
3/31/19	$11,039	$10,620	$12,305
4/30/19	$11,214	$10,623	$12,460
5/31/19	$11,173	$10,812	$12,389
6/30/19	$11,203	$10,947	$12,501
7/31/19	$11,270	$10,971	$12,574
8/31/19	$11,259	$11,256	$12,560
9/30/19	$11,321	$11,196	$12,599
10/31/19	$11,285	$11,230	$12,578
11/30/19	$11,363	$11,224	$12,611
12/31/19	$11,493	$11,216	$12,833
1/31/20	$11,500	$11,432	$12,870
2/29/20	$11,338	$11,638	$12,686
3/31/20	$10,166	$11,569	$11,160
4/30/20	$10,414	$11,775	$11,565
5/31/20	$10,692	$11,830	$12,008
6/30/20	$10,643	$11,904	$12,166
7/31/20	$10,844	$12,082	$12,488
8/31/20	$10,928	$11,984	$12,661
9/30/20	$10,916	$11,978	$12,669
10/31/20	$10,879	$11,924	$12,707
11/30/20	$11,107	$12,041	$13,074
12/31/20	$11,213	$12,058	$13,284
1/31/21	$11,283	$11,971	$13,412
2/28/21	$11,294	$11,799	$13,505
3/31/21	$11,252	$11,651	$13,563
4/30/21	$11,295	$11,743	$13,660
5/31/21	$11,322	$11,782	$13,730
6/30/21	$11,369	$11,864	$13,825
7/31/21	$11,362	$11,997	$13,823
8/31/21	$11,403	$11,974	$13,892
9/30/21	$11,424	$11,871	$13,961
10/31/21	$11,408	$11,867	$13,980
11/30/21	$11,341	$11,902	$13,912
12/31/21	$11,470	$11,872	$14,046
1/31/22	$11,396	$11,616	$13,975
2/28/22	$11,340	$11,487	$13,920
3/31/22	$11,328	$11,168	$13,899
4/30/22	$11,262	$10,744	$13,778
5/31/22	$11,110	$10,813	$13,605
6/30/22	$10,686	$10,643	$13,129
7/31/22	$11,023	$10,903	$13,542
8/31/22	$11,013	$10,595	$13,565
9/30/22	$10,792	$10,138	$13,260
10/31/22	$10,976	$10,006	$13,480
11/30/22	$11,117	$10,374	$13,658
12/31/22	$11,124	$10,327	$13,665
1/31/23	$11,409	$10,645	$14,055
2/28/23	$11,388	$10,370	$14,058
3/31/23	$11,415	$10,633	$14,104
4/30/23	$11,465	$10,698	$14,232
5/31/23	$11,402	$10,581	$14,185
6/30/23	$11,569	$10,544	$14,457
7/31/23	$11,718	$10,536	$14,634
8/31/23	$11,797	$10,469	$14,765
9/30/23	$11,745	$10,203	$14,791
10/31/23	$11,672	$10,042	$14,706
11/30/23	$11,979	$10,497	$15,050
12/31/23	$12,283	$10,898	$15,392
1/31/24	$12,307	$10,868	$15,454
2/29/24	$12,389	$10,715	$15,576
3/31/24	$12,522	$10,814	$15,714
4/30/24	$12,526	$10,541	$15,717
5/31/24	$12,661	$10,719	$15,867
6/30/24	$12,707	$10,821	$15,961
7/31/24	$12,851	$11,074	$16,156
8/31/24	$12,972	$11,233	$16,326
9/30/24	$13,081	$11,383	$16,513
10/31/24	$13,112	$11,101	$16,577
11/30/24	$13,260	$11,218	$16,735
12/31/24	$13,294	$11,035	$16,775
1/31/25	$13,398	$11,093	$16,947
2/28/25	$13,419	$11,337	$17,010
3/31/25	$13,308	$11,342	$16,888
4/30/25	$13,289	$11,386	$16,878
5/31/25	$13,533	$11,305	$17,150
6/30/25	$13,671	$11,478	$17,354
7/31/25	$13,740	$11,448	$17,466
8/31/25	$13,845	$11,585	$17,600
9/30/25	$13,927	$11,711	$17,692
10/31/25	$13,959	$11,785	$17,744
11/30/25	$14,020	$11,858	$17,794
12/31/25	$14,104	$11,840	$17,918
1/31/26	$14,090	$11,853	$17,932
2/28/26	$14,027	$12,047	$17,859
3/31/26	$13,978	$11,835	$17,853

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.04%	4.44%	3.41%
Class C (including sales charge)	4.05%	4.44%	3.41%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	5.71%	5.65%	5.97%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 131,524,000
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 572,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$131,524
# of Portfolio Holdings	430
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$572
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Loan Participations and Assignments	50.0%
Corporate Bonds & Notes	29.1%
U.S. Treasury Obligations	4.2%
Common Stocks	0.4%
Short-Term Instruments	6.8%
Affiliated Investments	9.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098425
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Institutional Class
Trading Symbol	PSRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the bank loan healthcare sector, particularly overweight exposure to a surgery center provider, contributed to relative performance versus the 50% ICE BofA 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index ("Index"), as spreads tightened.

  Security selection within the bank loan media sector, particularly overweight exposure to a mass media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the bank loan food sector, particularly underweight exposure to a juice brand, contributed to relative performance versus the Index, as prices fell.

  Overweight exposure to the bank loan technology sector detracted from relative performance versus the Index, as the sector underperformed.

  Security selection within the high yield financial sector, particularly overweight exposure to a consumer lender, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the high yield telecom sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,156	$1,003,838	$1,026,508
5/31/16	$1,019,634	$1,004,096	$1,037,458
6/30/16	$1,019,600	$1,022,137	$1,042,688
7/31/16	$1,031,160	$1,028,599	$1,060,079
8/31/16	$1,038,629	$1,027,423	$1,074,196
9/30/16	$1,043,810	$1,026,821	$1,083,399
10/31/16	$1,047,056	$1,018,967	$1,089,876
11/30/16	$1,050,407	$994,865	$1,092,125
12/31/16	$1,059,315	$996,268	$1,108,312
1/31/17	$1,062,447	$998,223	$1,117,013
2/28/17	$1,066,897	$1,004,932	$1,127,936
3/31/17	$1,069,554	$1,004,405	$1,127,855
4/30/17	$1,074,884	$1,012,156	$1,134,841
5/31/17	$1,079,387	$1,019,947	$1,141,478
6/30/17	$1,078,726	$1,018,920	$1,142,555
7/31/17	$1,086,406	$1,023,305	$1,151,617
8/31/17	$1,086,836	$1,032,484	$1,151,388
9/30/17	$1,090,480	$1,027,566	$1,158,023
10/31/17	$1,096,494	$1,028,161	$1,163,897
11/30/17	$1,095,843	$1,026,841	$1,163,176
12/31/17	$1,099,582	$1,031,554	$1,167,355
1/31/18	$1,107,797	$1,019,674	$1,178,923
2/28/18	$1,105,885	$1,010,008	$1,177,936
3/31/18	$1,108,683	$1,016,485	$1,179,027
4/30/18	$1,113,747	$1,008,925	$1,185,960
5/31/18	$1,113,276	$1,016,126	$1,189,464
6/30/18	$1,113,943	$1,014,876	$1,192,016
7/31/18	$1,121,428	$1,015,117	$1,202,669
8/31/18	$1,127,021	$1,021,649	$1,209,166
9/30/18	$1,134,128	$1,015,070	$1,216,975
10/31/18	$1,132,735	$1,007,049	$1,209,637
11/30/18	$1,123,294	$1,013,060	$1,200,352
12/31/18	$1,092,879	$1,031,671	$1,174,360
1/31/19	$1,123,507	$1,042,627	$1,209,803
2/28/19	$1,142,652	$1,042,023	$1,227,815
3/31/19	$1,139,090	$1,062,032	$1,230,492
4/30/19	$1,158,149	$1,062,304	$1,246,046
5/31/19	$1,154,934	$1,081,161	$1,238,865
6/30/19	$1,158,950	$1,094,739	$1,250,057
7/31/19	$1,167,000	$1,097,147	$1,257,410
8/31/19	$1,166,935	$1,125,576	$1,255,972
9/30/19	$1,174,336	$1,119,581	$1,259,945
10/31/19	$1,171,607	$1,122,953	$1,257,753
11/30/19	$1,180,716	$1,122,381	$1,261,080
12/31/19	$1,195,304	$1,121,599	$1,283,301
1/31/20	$1,197,088	$1,143,184	$1,286,959
2/29/20	$1,181,224	$1,163,759	$1,268,564
3/31/20	$1,060,053	$1,156,911	$1,115,994
4/30/20	$1,086,905	$1,177,476	$1,156,507
5/31/20	$1,116,834	$1,182,959	$1,200,796
6/30/20	$1,112,699	$1,190,410	$1,216,558
7/31/20	$1,134,807	$1,208,191	$1,248,848
8/31/20	$1,144,604	$1,198,439	$1,266,051
9/30/20	$1,144,250	$1,197,782	$1,266,899
10/31/20	$1,141,521	$1,192,434	$1,270,676
11/30/20	$1,166,346	$1,204,134	$1,307,426
12/31/20	$1,178,629	$1,205,794	$1,328,366
1/31/21	$1,186,922	$1,197,148	$1,341,195
2/28/21	$1,189,132	$1,179,861	$1,350,547
3/31/21	$1,185,674	$1,165,128	$1,356,312
4/30/21	$1,191,328	$1,174,333	$1,365,958
5/31/21	$1,195,147	$1,178,169	$1,373,049
6/30/21	$1,201,235	$1,186,447	$1,382,532
7/31/21	$1,201,612	$1,199,713	$1,382,324
8/31/21	$1,206,909	$1,197,429	$1,389,203
9/30/21	$1,210,253	$1,187,061	$1,396,060
10/31/21	$1,209,620	$1,186,734	$1,398,015
11/30/21	$1,203,522	$1,190,245	$1,391,239
12/31/21	$1,218,376	$1,187,200	$1,404,594
1/31/22	$1,211,559	$1,161,622	$1,397,526
2/28/22	$1,206,587	$1,148,663	$1,391,989
3/31/22	$1,206,292	$1,116,751	$1,389,928
4/30/22	$1,200,341	$1,074,373	$1,377,841
5/31/22	$1,185,185	$1,081,300	$1,360,506
6/30/22	$1,141,029	$1,064,336	$1,312,874
7/31/22	$1,178,026	$1,090,343	$1,354,234
8/31/22	$1,177,968	$1,059,533	$1,356,513
9/30/22	$1,155,436	$1,013,755	$1,325,953
10/31/22	$1,176,068	$1,000,624	$1,347,956
11/30/22	$1,192,192	$1,037,423	$1,365,762
12/31/22	$1,194,033	$1,032,743	$1,366,538
1/31/23	$1,225,715	$1,064,515	$1,405,501
2/28/23	$1,224,418	$1,036,991	$1,405,759
3/31/23	$1,228,450	$1,063,333	$1,410,370
4/30/23	$1,234,866	$1,069,778	$1,423,178
5/31/23	$1,229,161	$1,058,130	$1,418,474
6/30/23	$1,248,290	$1,054,356	$1,445,732
7/31/23	$1,265,355	$1,053,621	$1,463,352
8/31/23	$1,275,114	$1,046,891	$1,476,514
9/30/23	$1,270,598	$1,020,288	$1,479,134
10/31/23	$1,263,779	$1,004,186	$1,470,629
11/30/23	$1,298,083	$1,049,662	$1,504,965
12/31/23	$1,331,963	$1,089,842	$1,539,231
1/31/24	$1,335,679	$1,086,849	$1,545,438
2/29/24	$1,345,724	$1,071,494	$1,557,600
3/31/24	$1,361,318	$1,081,388	$1,571,439
4/30/24	$1,362,891	$1,054,074	$1,571,720
5/31/24	$1,378,919	$1,071,944	$1,586,713
6/30/24	$1,385,068	$1,082,092	$1,596,080
7/31/24	$1,401,989	$1,107,367	$1,615,581
8/31/24	$1,416,570	$1,123,279	$1,632,569
9/30/24	$1,429,590	$1,138,319	$1,651,343
10/31/24	$1,434,314	$1,110,090	$1,657,722
11/30/24	$1,451,717	$1,121,827	$1,673,503
12/31/24	$1,456,763	$1,103,468	$1,677,547
1/31/25	$1,469,512	$1,109,322	$1,694,701
2/28/25	$1,473,053	$1,133,729	$1,701,037
3/31/25	$1,462,030	$1,134,155	$1,688,782
4/30/25	$1,461,176	$1,138,613	$1,687,828
5/31/25	$1,489,415	$1,130,460	$1,714,956
6/30/25	$1,505,814	$1,147,843	$1,735,352
7/31/25	$1,514,787	$1,144,815	$1,746,619
8/31/25	$1,527,724	$1,158,507	$1,759,961
9/30/25	$1,538,040	$1,171,145	$1,769,227
10/31/25	$1,543,001	$1,178,462	$1,774,392
11/30/25	$1,551,045	$1,185,785	$1,779,364
12/31/25	$1,561,778	$1,184,031	$1,791,797
1/31/26	$1,561,650	$1,185,295	$1,793,215
2/28/26	$1,555,832	$1,204,706	$1,785,876
3/31/26	$1,551,795	$1,183,475	$1,785,291

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.14%	5.53%	4.49%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	5.71%	5.65%	5.97%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 131,524,000
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 572,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$131,524
# of Portfolio Holdings	430
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$572
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Loan Participations and Assignments	50.0%
Corporate Bonds & Notes	29.1%
U.S. Treasury Obligations	4.2%
Common Stocks	0.4%
Short-Term Instruments	6.8%
Affiliated Investments	9.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098426
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	I-2
Trading Symbol	PSRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the bank loan healthcare sector, particularly overweight exposure to a surgery center provider, contributed to relative performance versus the 50% ICE BofA 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index ("Index"), as spreads tightened.

  Security selection within the bank loan media sector, particularly overweight exposure to a mass media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the bank loan food sector, particularly underweight exposure to a juice brand, contributed to relative performance versus the Index, as prices fell.

  Overweight exposure to the bank loan technology sector detracted from relative performance versus the Index, as the sector underperformed.

  Security selection within the high yield financial sector, particularly overweight exposure to a consumer lender, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the high yield telecom sector detracted from relative performance versus the Index, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,072	$1,003,838	$1,026,508
5/31/16	$1,019,466	$1,004,096	$1,037,458
6/30/16	$1,019,346	$1,022,137	$1,042,688
7/31/16	$1,030,815	$1,028,599	$1,060,079
8/31/16	$1,038,192	$1,027,423	$1,074,196
9/30/16	$1,043,280	$1,026,821	$1,083,399
10/31/16	$1,046,442	$1,018,967	$1,089,876
11/30/16	$1,049,707	$994,865	$1,092,125
12/31/16	$1,058,514	$996,268	$1,108,312
1/31/17	$1,061,562	$998,223	$1,117,013
2/28/17	$1,065,922	$1,004,932	$1,127,936
3/31/17	$1,068,481	$1,004,405	$1,127,855
4/30/17	$1,073,722	$1,012,156	$1,134,841
5/31/17	$1,078,127	$1,019,947	$1,141,478
6/30/17	$1,077,374	$1,018,920	$1,142,555
7/31/17	$1,084,958	$1,023,305	$1,151,617
8/31/17	$1,085,296	$1,032,484	$1,151,388
9/30/17	$1,088,844	$1,027,566	$1,158,023
10/31/17	$1,094,759	$1,028,161	$1,163,897
11/30/17	$1,094,019	$1,026,841	$1,163,176
12/31/17	$1,097,656	$1,031,554	$1,167,355
1/31/18	$1,105,767	$1,019,674	$1,178,923
2/28/18	$1,103,776	$1,010,008	$1,177,936
3/31/18	$1,106,476	$1,016,485	$1,179,027
4/30/18	$1,111,447	$1,008,925	$1,185,960
5/31/18	$1,110,885	$1,016,126	$1,189,464
6/30/18	$1,111,457	$1,014,876	$1,192,016
7/31/18	$1,118,837	$1,015,117	$1,202,669
8/31/18	$1,124,322	$1,021,649	$1,209,166
9/30/18	$1,131,335	$1,015,070	$1,216,975
10/31/18	$1,129,855	$1,007,049	$1,209,637
11/30/18	$1,120,348	$1,013,060	$1,200,352
12/31/18	$1,089,919	$1,031,671	$1,174,360
1/31/19	$1,120,373	$1,042,627	$1,209,803
2/28/19	$1,139,378	$1,042,023	$1,227,815
3/31/19	$1,135,730	$1,062,032	$1,230,492
4/30/19	$1,154,639	$1,062,304	$1,246,046
5/31/19	$1,151,334	$1,081,161	$1,238,865
6/30/19	$1,155,248	$1,094,739	$1,250,057
7/31/19	$1,163,171	$1,097,147	$1,257,410
8/31/19	$1,163,004	$1,125,576	$1,255,972
9/30/19	$1,170,291	$1,119,581	$1,259,945
10/31/19	$1,167,473	$1,122,953	$1,257,753
11/30/19	$1,176,451	$1,122,381	$1,261,080
12/31/19	$1,190,886	$1,121,599	$1,283,301
1/31/20	$1,192,559	$1,143,184	$1,286,959
2/29/20	$1,176,664	$1,163,759	$1,268,564
3/31/20	$1,055,869	$1,156,911	$1,115,994
4/30/20	$1,082,509	$1,177,476	$1,156,507
5/31/20	$1,112,223	$1,182,959	$1,200,796
6/30/20	$1,108,013	$1,190,410	$1,216,558
7/31/20	$1,129,928	$1,208,191	$1,248,848
8/31/20	$1,139,594	$1,198,439	$1,266,051
9/30/20	$1,139,151	$1,197,782	$1,266,899
10/31/20	$1,136,334	$1,192,434	$1,270,676
11/30/20	$1,160,954	$1,204,134	$1,307,426
12/31/20	$1,173,071	$1,205,794	$1,328,366
1/31/21	$1,181,232	$1,197,148	$1,341,195
2/28/21	$1,183,343	$1,179,861	$1,350,547
3/31/21	$1,179,804	$1,165,128	$1,356,312
4/30/21	$1,185,327	$1,174,333	$1,365,958
5/31/21	$1,189,033	$1,178,169	$1,373,049
6/30/21	$1,194,992	$1,186,447	$1,382,532
7/31/21	$1,195,262	$1,199,713	$1,382,324
8/31/21	$1,200,429	$1,197,429	$1,389,203
9/30/21	$1,203,653	$1,187,061	$1,396,060
10/31/21	$1,202,915	$1,186,734	$1,398,015
11/30/21	$1,196,744	$1,190,245	$1,391,239
12/31/21	$1,211,407	$1,187,200	$1,404,594
1/31/22	$1,204,534	$1,161,622	$1,397,526
2/28/22	$1,199,495	$1,148,663	$1,391,989
3/31/22	$1,199,099	$1,116,751	$1,389,928
4/30/22	$1,193,083	$1,074,373	$1,377,841
5/31/22	$1,177,922	$1,081,300	$1,360,506
6/30/22	$1,133,936	$1,064,336	$1,312,874
7/31/22	$1,170,605	$1,090,343	$1,354,234
8/31/22	$1,170,451	$1,059,533	$1,356,513
9/30/22	$1,147,964	$1,013,755	$1,325,953
10/31/22	$1,168,374	$1,000,624	$1,347,956
11/30/22	$1,184,295	$1,037,423	$1,365,762
12/31/22	$1,186,019	$1,032,743	$1,366,538
1/31/23	$1,217,393	$1,064,515	$1,405,501
2/28/23	$1,216,014	$1,036,991	$1,405,759
3/31/23	$1,219,912	$1,063,333	$1,410,370
4/30/23	$1,226,197	$1,069,778	$1,423,178
5/31/23	$1,220,428	$1,058,130	$1,418,474
6/30/23	$1,239,308	$1,054,356	$1,445,732
7/31/23	$1,256,152	$1,053,621	$1,463,352
8/31/23	$1,265,734	$1,046,891	$1,476,514
9/30/23	$1,261,140	$1,020,288	$1,479,134
10/31/23	$1,254,256	$1,004,186	$1,470,629
11/30/23	$1,288,194	$1,049,662	$1,504,965
12/31/23	$1,321,734	$1,089,842	$1,539,231
1/31/24	$1,325,313	$1,086,849	$1,545,438
2/29/24	$1,335,174	$1,071,494	$1,557,600
3/31/24	$1,350,545	$1,081,388	$1,571,439
4/30/24	$1,351,995	$1,054,074	$1,571,720
5/31/24	$1,367,773	$1,071,944	$1,586,713
6/30/24	$1,373,765	$1,082,092	$1,596,080
7/31/24	$1,390,430	$1,107,367	$1,615,581
8/31/24	$1,404,767	$1,123,279	$1,632,569
9/30/24	$1,417,518	$1,138,319	$1,651,343
10/31/24	$1,422,079	$1,110,090	$1,657,722
11/30/24	$1,439,214	$1,121,827	$1,673,503
12/31/24	$1,444,086	$1,103,468	$1,677,547
1/31/25	$1,456,598	$1,109,322	$1,694,701
2/28/25	$1,459,998	$1,133,729	$1,701,037
3/31/25	$1,448,958	$1,134,155	$1,688,782
4/30/25	$1,447,992	$1,138,613	$1,687,828
5/31/25	$1,475,848	$1,130,460	$1,714,956
6/30/25	$1,491,981	$1,147,843	$1,735,352
7/31/25	$1,500,745	$1,144,815	$1,746,619
8/31/25	$1,513,432	$1,158,507	$1,759,961
9/30/25	$1,523,531	$1,171,145	$1,769,227
10/31/25	$1,528,306	$1,178,462	$1,774,392
11/30/25	$1,536,159	$1,185,785	$1,779,364
12/31/25	$1,546,656	$1,184,031	$1,791,797
1/31/26	$1,546,398	$1,185,295	$1,793,215
2/28/26	$1,540,519	$1,204,706	$1,785,876
3/31/26	$1,536,395	$1,183,475	$1,785,291

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.03%	5.42%	4.39%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	5.71%	5.65%	5.97%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 131,524,000
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 572,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$131,524
# of Portfolio Holdings	430
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$572
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Loan Participations and Assignments	50.0%
Corporate Bonds & Notes	29.1%
U.S. Treasury Obligations	4.2%
Common Stocks	0.4%
Short-Term Instruments	6.8%
Affiliated Investments	9.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026513
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class A
Trading Symbol	PFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$9,771	$10,000	$10,000
4/30/16	$10,032	$10,038	$10,014
5/31/16	$10,139	$10,041	$10,008
6/30/16	$10,180	$10,221	$10,068
7/31/16	$10,403	$10,286	$10,070
8/31/16	$10,572	$10,274	$10,059
9/30/16	$10,629	$10,268	$10,071
10/31/16	$10,721	$10,190	$10,068
11/30/16	$10,709	$9,949	$10,027
12/31/16	$10,898	$9,963	$10,033
1/31/17	$10,994	$9,982	$10,052
2/28/17	$11,073	$10,049	$10,068
3/31/17	$11,138	$10,044	$10,074
4/30/17	$11,199	$10,122	$10,093
5/31/17	$11,275	$10,199	$10,110
6/30/17	$11,300	$10,189	$10,106
7/31/17	$11,363	$10,233	$10,132
8/31/17	$11,417	$10,325	$10,153
9/30/17	$11,444	$10,276	$10,140
10/31/17	$11,485	$10,282	$10,138
11/30/17	$11,484	$10,268	$10,117
12/31/17	$11,510	$10,316	$10,120
1/31/18	$11,519	$10,197	$10,093
2/28/18	$11,505	$10,100	$10,083
3/31/18	$11,570	$10,165	$10,099
4/30/18	$11,568	$10,089	$10,089
5/31/18	$11,568	$10,161	$10,127
6/30/18	$11,567	$10,149	$10,128
7/31/18	$11,633	$10,151	$10,134
8/31/18	$11,623	$10,216	$10,169
9/30/18	$11,649	$10,151	$10,162
10/31/18	$11,651	$10,070	$10,173
11/30/18	$11,628	$10,131	$10,203
12/31/18	$11,641	$10,317	$10,282
1/31/19	$11,810	$10,426	$10,323
2/28/19	$11,885	$10,420	$10,339
3/31/19	$11,950	$10,620	$10,407
4/30/19	$12,042	$10,623	$10,430
5/31/19	$12,039	$10,812	$10,504
6/30/19	$12,160	$10,947	$10,562
7/31/19	$12,198	$10,971	$10,558
8/31/19	$12,070	$11,256	$10,641
9/30/19	$12,129	$11,196	$10,636
10/31/19	$12,188	$11,230	$10,672
11/30/19	$12,233	$11,224	$10,673
12/31/19	$12,371	$11,216	$10,697
1/31/20	$12,402	$11,432	$10,757
2/29/20	$12,332	$11,638	$10,845
3/31/20	$11,552	$11,569	$10,889
4/30/20	$11,802	$11,775	$10,948
5/31/20	$12,037	$11,830	$10,969
6/30/20	$12,186	$11,904	$10,984
7/31/20	$12,350	$12,082	$11,001
8/31/20	$12,484	$11,984	$11,003
9/30/20	$12,457	$11,978	$11,002
10/31/20	$12,504	$11,924	$11,001
11/30/20	$12,743	$12,041	$11,012
12/31/20	$12,909	$12,058	$11,027
1/31/21	$12,964	$11,971	$11,031
2/28/21	$12,975	$11,799	$11,024
3/31/21	$12,970	$11,651	$11,018
4/30/21	$13,041	$11,743	$11,027
5/31/21	$13,067	$11,782	$11,040
6/30/21	$13,092	$11,864	$11,024
7/31/21	$13,088	$11,997	$11,043
8/31/21	$13,129	$11,974	$11,043
9/30/21	$13,140	$11,871	$11,034
10/31/21	$13,105	$11,867	$10,998
11/30/21	$13,040	$11,902	$10,989
12/31/21	$13,163	$11,872	$10,972
1/31/22	$13,067	$11,616	$10,894
2/28/22	$12,848	$11,487	$10,845
3/31/22	$12,721	$11,168	$10,697
4/30/22	$12,533	$10,744	$10,638
5/31/22	$12,575	$10,813	$10,703
6/30/22	$12,254	$10,643	$10,629
7/31/22	$12,567	$10,903	$10,686
8/31/22	$12,524	$10,595	$10,600
9/30/22	$12,170	$10,138	$10,470
10/31/22	$12,221	$10,006	$10,456
11/30/22	$12,490	$10,374	$10,543
12/31/22	$12,533	$10,327	$10,564
1/31/23	$12,840	$10,645	$10,650
2/28/23	$12,742	$10,370	$10,570
3/31/23	$12,726	$10,633	$10,723
4/30/23	$12,774	$10,698	$10,760
5/31/23	$12,791	$10,581	$10,728
6/30/23	$12,955	$10,544	$10,685
7/31/23	$13,088	$10,536	$10,730
8/31/23	$13,054	$10,469	$10,770
9/30/23	$12,987	$10,203	$10,763
10/31/23	$12,870	$10,042	$10,798
11/30/23	$13,189	$10,497	$10,923
12/31/23	$13,442	$10,898	$11,055
1/31/24	$13,543	$10,868	$11,099
2/29/24	$13,577	$10,715	$11,060
3/31/24	$13,713	$10,814	$11,105
4/30/24	$13,627	$10,541	$11,067
5/31/24	$13,816	$10,719	$11,148
6/30/24	$13,860	$10,821	$11,210
7/31/24	$14,077	$11,074	$11,343
8/31/24	$14,156	$11,233	$11,447
9/30/24	$14,305	$11,383	$11,542
10/31/24	$14,191	$11,101	$11,475
11/30/24	$14,377	$11,218	$11,514
12/31/24	$14,344	$11,035	$11,540
1/31/25	$14,515	$11,093	$11,592
2/28/25	$14,704	$11,337	$11,674
3/31/25	$14,731	$11,342	$11,728
4/30/25	$14,723	$11,386	$11,815
5/31/25	$14,805	$11,305	$11,801
6/30/25	$14,998	$11,478	$11,877
7/31/25	$15,063	$11,448	$11,875
8/31/25	$15,257	$11,585	$11,980
9/30/25	$15,340	$11,711	$12,019
10/31/25	$15,499	$11,785	$12,061
11/30/25	$15,583	$11,858	$12,117
12/31/25	$15,689	$11,840	$12,162
1/31/26	$15,774	$11,853	$12,189
2/28/26	$15,869	$12,047	$12,253
3/31/26	$15,660	$11,835	$12,201

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.30%	3.84%	4.83%
Class A (including sales charge)	3.88%	3.37%	4.59%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,435,111,000
Holdings Count | Holding	3,091
Advisory Fees Paid, Amount	$ 45,485,000
InvestmentCompanyPortfolioTurnover	768.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026514
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class C
Trading Symbol	PFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,265	$10,038	$10,014
5/31/16	$10,371	$10,041	$10,008
6/30/16	$10,412	$10,221	$10,068
7/31/16	$10,636	$10,286	$10,070
8/31/16	$10,807	$10,274	$10,059
9/30/16	$10,862	$10,268	$10,071
10/31/16	$10,954	$10,190	$10,068
11/30/16	$10,939	$9,949	$10,027
12/31/16	$11,128	$9,963	$10,033
1/31/17	$11,224	$9,982	$10,052
2/28/17	$11,302	$10,049	$10,068
3/31/17	$11,365	$10,044	$10,074
4/30/17	$11,425	$10,122	$10,093
5/31/17	$11,500	$10,199	$10,110
6/30/17	$11,522	$10,189	$10,106
7/31/17	$11,584	$10,233	$10,132
8/31/17	$11,635	$10,325	$10,153
9/30/17	$11,660	$10,276	$10,140
10/31/17	$11,699	$10,282	$10,138
11/30/17	$11,695	$10,268	$10,117
12/31/17	$11,719	$10,316	$10,120
1/31/18	$11,725	$10,197	$10,093
2/28/18	$11,708	$10,100	$10,083
3/31/18	$11,771	$10,165	$10,099
4/30/18	$11,766	$10,089	$10,089
5/31/18	$11,763	$10,161	$10,127
6/30/18	$11,759	$10,149	$10,128
7/31/18	$11,823	$10,151	$10,134
8/31/18	$11,810	$10,216	$10,169
9/30/18	$11,834	$10,151	$10,162
10/31/18	$11,833	$10,070	$10,173
11/30/18	$11,806	$10,131	$10,203
12/31/18	$11,817	$10,317	$10,282
1/31/19	$11,986	$10,426	$10,323
2/28/19	$12,059	$10,420	$10,339
3/31/19	$12,122	$10,620	$10,407
4/30/19	$12,212	$10,623	$10,430
5/31/19	$12,206	$10,812	$10,504
6/30/19	$12,325	$10,947	$10,562
7/31/19	$12,361	$10,971	$10,558
8/31/19	$12,228	$11,256	$10,641
9/30/19	$12,284	$11,196	$10,636
10/31/19	$12,341	$11,230	$10,672
11/30/19	$12,384	$11,224	$10,673
12/31/19	$12,520	$11,216	$10,697
1/31/20	$12,549	$11,432	$10,757
2/29/20	$12,475	$11,638	$10,845
3/31/20	$11,682	$11,569	$10,889
4/30/20	$11,932	$11,775	$10,948
5/31/20	$12,167	$11,830	$10,969
6/30/20	$12,315	$11,904	$10,984
7/31/20	$12,477	$12,082	$11,001
8/31/20	$12,610	$11,984	$11,003
9/30/20	$12,579	$11,978	$11,002
10/31/20	$12,624	$11,924	$11,001
11/30/20	$12,862	$12,041	$11,012
12/31/20	$13,026	$12,058	$11,027
1/31/21	$13,078	$11,971	$11,031
2/28/21	$13,086	$11,799	$11,024
3/31/21	$13,078	$11,651	$11,018
4/30/21	$13,146	$11,743	$11,027
5/31/21	$13,168	$11,782	$11,040
6/30/21	$13,191	$11,864	$11,024
7/31/21	$13,183	$11,997	$11,043
8/31/21	$13,221	$11,974	$11,043
9/30/21	$13,229	$11,871	$11,034
10/31/21	$13,190	$11,867	$10,998
11/30/21	$13,122	$11,902	$10,989
12/31/21	$13,242	$11,872	$10,972
1/31/22	$13,142	$11,616	$10,894
2/28/22	$12,919	$11,487	$10,845
3/31/22	$12,788	$11,168	$10,697
4/30/22	$12,595	$10,744	$10,638
5/31/22	$12,634	$10,813	$10,703
6/30/22	$12,309	$10,643	$10,629
7/31/22	$12,621	$10,903	$10,686
8/31/22	$12,574	$10,595	$10,600
9/30/22	$12,216	$10,138	$10,470
10/31/22	$12,263	$10,006	$10,456
11/30/22	$12,531	$10,374	$10,543
12/31/22	$12,570	$10,327	$10,564
1/31/23	$12,875	$10,645	$10,650
2/28/23	$12,774	$10,370	$10,570
3/31/23	$12,754	$10,633	$10,723
4/30/23	$12,800	$10,698	$10,760
5/31/23	$12,813	$10,581	$10,728
6/30/23	$12,975	$10,544	$10,685
7/31/23	$13,104	$10,536	$10,730
8/31/23	$13,067	$10,469	$10,770
9/30/23	$12,997	$10,203	$10,763
10/31/23	$12,877	$10,042	$10,798
11/30/23	$13,193	$10,497	$10,923
12/31/23	$13,442	$10,898	$11,055
1/31/24	$13,540	$10,868	$11,099
2/29/24	$13,571	$10,715	$11,060
3/31/24	$13,703	$10,814	$11,105
4/30/24	$13,614	$10,541	$11,067
5/31/24	$13,799	$10,719	$11,148
6/30/24	$13,839	$10,821	$11,210
7/31/24	$14,053	$11,074	$11,343
8/31/24	$14,128	$11,233	$11,447
9/30/24	$14,273	$11,383	$11,542
10/31/24	$14,156	$11,101	$11,475
11/30/24	$14,338	$11,218	$11,514
12/31/24	$14,302	$11,035	$11,540
1/31/25	$14,468	$11,093	$11,592
2/28/25	$14,653	$11,337	$11,674
3/31/25	$14,677	$11,342	$11,728
4/30/25	$14,665	$11,386	$11,815
5/31/25	$14,743	$11,305	$11,801
6/30/25	$14,931	$11,478	$11,877
7/31/25	$14,992	$11,448	$11,875
8/31/25	$15,181	$11,585	$11,980
9/30/25	$15,261	$11,711	$12,019
10/31/25	$15,415	$11,785	$12,061
11/30/25	$15,495	$11,858	$12,117
12/31/25	$15,596	$11,840	$12,162
1/31/26	$15,677	$11,853	$12,189
2/28/26	$15,767	$12,047	$12,253
3/31/26	$15,556	$11,835	$12,201

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.99%	3.53%	4.52%
Class C (including sales charge)	4.99%	3.53%	4.52%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,435,111,000
Holdings Count | Holding	3,091
Advisory Fees Paid, Amount	$ 45,485,000
InvestmentCompanyPortfolioTurnover	768.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026511
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Institutional Class
Trading Symbol	PFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,126	$1,003,838	$1,001,415
5/31/16	$1,038,346	$1,004,096	$1,000,773
6/30/16	$1,042,954	$1,022,137	$1,006,778
7/31/16	$1,066,093	$1,028,599	$1,006,956
8/31/16	$1,083,801	$1,027,423	$1,005,923
9/30/16	$1,089,974	$1,026,821	$1,007,091
10/31/16	$1,099,818	$1,018,967	$1,006,775
11/30/16	$1,098,960	$994,865	$1,002,700
12/31/16	$1,118,686	$996,268	$1,003,301
1/31/17	$1,128,970	$998,223	$1,005,183
2/28/17	$1,137,446	$1,004,932	$1,006,804
3/31/17	$1,144,524	$1,004,405	$1,007,407
4/30/17	$1,151,147	$1,012,156	$1,009,269
5/31/17	$1,159,348	$1,019,947	$1,010,999
6/30/17	$1,162,283	$1,018,920	$1,010,580
7/31/17	$1,169,212	$1,023,305	$1,013,194
8/31/17	$1,175,086	$1,032,484	$1,015,258
9/30/17	$1,178,317	$1,027,566	$1,014,024
10/31/17	$1,182,903	$1,028,161	$1,013,790
11/30/17	$1,183,225	$1,026,841	$1,011,652
12/31/17	$1,186,304	$1,031,554	$1,011,978
1/31/18	$1,187,631	$1,019,674	$1,009,260
2/28/18	$1,186,496	$1,010,008	$1,008,303
3/31/18	$1,193,613	$1,016,485	$1,009,909
4/30/18	$1,193,811	$1,008,925	$1,008,868
5/31/18	$1,194,236	$1,016,126	$1,012,665
6/30/18	$1,194,496	$1,014,876	$1,012,787
7/31/18	$1,201,713	$1,015,117	$1,013,355
8/31/18	$1,201,142	$1,021,649	$1,016,932
9/30/18	$1,204,241	$1,015,070	$1,016,212
10/31/18	$1,204,807	$1,007,049	$1,017,286
11/30/18	$1,202,846	$1,013,060	$1,020,275
12/31/18	$1,204,629	$1,031,671	$1,028,205
1/31/19	$1,222,499	$1,042,627	$1,032,285
2/28/19	$1,230,635	$1,042,023	$1,033,902
3/31/19	$1,237,778	$1,062,032	$1,040,710
4/30/19	$1,247,665	$1,062,304	$1,043,048
5/31/19	$1,247,845	$1,081,161	$1,050,371
6/30/19	$1,260,746	$1,094,739	$1,056,178
7/31/19	$1,265,156	$1,097,147	$1,055,823
8/31/19	$1,252,315	$1,125,576	$1,064,109
9/30/19	$1,258,848	$1,119,581	$1,063,630
10/31/19	$1,265,400	$1,122,953	$1,067,247
11/30/19	$1,270,494	$1,122,381	$1,067,251
12/31/19	$1,285,227	$1,121,599	$1,069,718
1/31/20	$1,288,897	$1,143,184	$1,075,749
2/29/20	$1,282,062	$1,163,759	$1,084,508
3/31/20	$1,201,387	$1,156,911	$1,088,864
4/30/20	$1,227,757	$1,177,476	$1,094,821
5/31/20	$1,252,691	$1,182,959	$1,096,895
6/30/20	$1,268,578	$1,190,410	$1,098,436
7/31/20	$1,286,036	$1,208,191	$1,100,087
8/31/20	$1,300,487	$1,198,439	$1,100,259
9/30/20	$1,298,110	$1,197,782	$1,100,183
10/31/20	$1,303,416	$1,192,434	$1,100,140
11/30/20	$1,328,790	$1,204,134	$1,101,224
12/31/20	$1,346,502	$1,205,794	$1,102,659
1/31/21	$1,352,707	$1,197,148	$1,103,091
2/28/21	$1,354,262	$1,179,861	$1,102,393
3/31/21	$1,354,262	$1,165,128	$1,101,834
4/30/21	$1,362,072	$1,174,333	$1,102,723
5/31/21	$1,365,203	$1,178,169	$1,104,043
6/30/21	$1,368,342	$1,186,447	$1,102,392
7/31/21	$1,368,342	$1,199,713	$1,104,303
8/31/21	$1,373,071	$1,197,429	$1,104,314
9/30/21	$1,374,651	$1,187,061	$1,103,393
10/31/21	$1,371,484	$1,186,734	$1,099,795
11/30/21	$1,365,134	$1,190,245	$1,098,877
12/31/21	$1,378,457	$1,187,200	$1,097,219
1/31/22	$1,368,862	$1,161,622	$1,089,360
2/28/22	$1,346,422	$1,148,663	$1,084,485
3/31/22	$1,333,568	$1,116,751	$1,069,745
4/30/22	$1,314,241	$1,074,373	$1,063,794
5/31/22	$1,319,085	$1,081,300	$1,070,325
6/30/22	$1,285,905	$1,064,336	$1,062,928
7/31/22	$1,319,190	$1,090,343	$1,068,585
8/31/22	$1,315,118	$1,059,533	$1,060,014
9/30/22	$1,278,360	$1,013,755	$1,046,976
10/31/22	$1,284,096	$1,000,624	$1,045,623
11/30/22	$1,312,869	$1,037,423	$1,054,280
12/31/22	$1,317,745	$1,032,743	$1,056,362
1/31/23	$1,350,476	$1,064,515	$1,064,974
2/28/23	$1,340,659	$1,036,991	$1,057,022
3/31/23	$1,339,373	$1,063,333	$1,072,334
4/30/23	$1,344,968	$1,069,778	$1,076,012
5/31/23	$1,347,129	$1,058,130	$1,072,768
6/30/23	$1,364,923	$1,054,356	$1,068,468
7/31/23	$1,379,304	$1,053,621	$1,073,029
8/31/23	$1,376,241	$1,046,891	$1,076,982
9/30/23	$1,369,657	$1,020,288	$1,076,335
10/31/23	$1,357,743	$1,004,186	$1,079,782
11/30/23	$1,391,864	$1,049,662	$1,092,339
12/31/23	$1,419,007	$1,089,842	$1,105,470
1/31/24	$1,430,177	$1,086,849	$1,109,856
2/29/24	$1,434,215	$1,071,494	$1,106,002
3/31/24	$1,449,079	$1,081,388	$1,110,497
4/30/24	$1,440,486	$1,054,074	$1,106,736
5/31/24	$1,460,922	$1,071,944	$1,114,807
6/30/24	$1,466,029	$1,082,092	$1,121,042
7/31/24	$1,489,485	$1,107,367	$1,134,341
8/31/24	$1,498,323	$1,123,279	$1,144,682
9/30/24	$1,514,601	$1,138,319	$1,154,176
10/31/24	$1,503,079	$1,110,090	$1,147,540
11/30/24	$1,523,244	$1,121,827	$1,151,425
12/31/24	$1,520,283	$1,103,468	$1,153,973
1/31/25	$1,538,860	$1,109,322	$1,159,222
2/28/25	$1,559,428	$1,133,729	$1,167,423
3/31/25	$1,562,873	$1,134,155	$1,172,780
4/30/25	$1,562,488	$1,138,613	$1,181,503
5/31/25	$1,571,759	$1,130,460	$1,180,087
6/30/25	$1,592,716	$1,147,843	$1,187,691
7/31/25	$1,600,124	$1,144,815	$1,187,515
8/31/25	$1,621,276	$1,158,507	$1,197,966
9/30/25	$1,630,720	$1,171,145	$1,201,939
10/31/25	$1,648,114	$1,178,462	$1,206,090
11/30/25	$1,657,646	$1,185,785	$1,211,695
12/31/25	$1,669,399	$1,184,031	$1,216,157
1/31/26	$1,679,042	$1,185,295	$1,218,949
2/28/26	$1,689,722	$1,204,706	$1,225,312
3/31/26	$1,668,027	$1,183,475	$1,220,088

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.73%	4.26%	5.25%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,435,111,000
Holdings Count | Holding	3,091
Advisory Fees Paid, Amount	$ 45,485,000
InvestmentCompanyPortfolioTurnover	768.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064131
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	I-2
Trading Symbol	PFTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,040	$1,003,838	$1,001,415
5/31/16	$1,038,176	$1,004,096	$1,000,773
6/30/16	$1,042,698	$1,022,137	$1,006,778
7/31/16	$1,065,747	$1,028,599	$1,006,956
8/31/16	$1,083,357	$1,027,423	$1,005,923
9/30/16	$1,089,434	$1,026,821	$1,007,091
10/31/16	$1,099,187	$1,018,967	$1,006,775
11/30/16	$1,098,239	$994,865	$1,002,700
12/31/16	$1,117,855	$996,268	$1,003,301
1/31/17	$1,128,042	$998,223	$1,005,183
2/28/17	$1,136,415	$1,004,932	$1,006,804
3/31/17	$1,143,384	$1,004,405	$1,007,407
4/30/17	$1,149,915	$1,012,156	$1,009,269
5/31/17	$1,158,012	$1,019,947	$1,010,999
6/30/17	$1,160,841	$1,018,920	$1,010,580
7/31/17	$1,167,672	$1,023,305	$1,013,194
8/31/17	$1,173,441	$1,032,484	$1,015,258
9/30/17	$1,176,568	$1,027,566	$1,014,024
10/31/17	$1,181,052	$1,028,161	$1,013,790
11/30/17	$1,181,277	$1,026,841	$1,011,652
12/31/17	$1,184,246	$1,031,554	$1,011,978
1/31/18	$1,185,473	$1,019,674	$1,009,260
2/28/18	$1,184,249	$1,010,008	$1,008,303
3/31/18	$1,191,248	$1,016,485	$1,009,909
4/30/18	$1,191,352	$1,008,925	$1,008,868
5/31/18	$1,191,680	$1,016,126	$1,012,665
6/30/18	$1,191,837	$1,014,876	$1,012,787
7/31/18	$1,198,941	$1,015,117	$1,013,355
8/31/18	$1,198,260	$1,021,649	$1,016,932
9/30/18	$1,201,262	$1,015,070	$1,016,212
10/31/18	$1,201,726	$1,007,049	$1,017,286
11/30/18	$1,199,665	$1,013,060	$1,020,275
12/31/18	$1,201,344	$1,031,671	$1,028,205
1/31/19	$1,219,067	$1,042,627	$1,032,285
2/28/19	$1,227,089	$1,042,023	$1,033,902
3/31/19	$1,234,101	$1,062,032	$1,040,710
4/30/19	$1,243,858	$1,062,304	$1,043,048
5/31/19	$1,243,925	$1,081,161	$1,050,371
6/30/19	$1,256,690	$1,094,739	$1,056,178
7/31/19	$1,260,980	$1,097,147	$1,055,823
8/31/19	$1,248,069	$1,125,576	$1,064,109
9/30/19	$1,254,476	$1,119,581	$1,063,630
10/31/19	$1,260,901	$1,122,953	$1,067,247
11/30/19	$1,265,873	$1,122,381	$1,067,251
12/31/19	$1,280,447	$1,121,599	$1,069,718
1/31/20	$1,283,998	$1,143,184	$1,075,749
2/29/20	$1,277,081	$1,163,759	$1,084,508
3/31/20	$1,196,613	$1,156,911	$1,088,864
4/30/20	$1,222,779	$1,177,476	$1,094,821
5/31/20	$1,247,510	$1,182,959	$1,096,895
6/30/20	$1,263,227	$1,190,410	$1,098,436
7/31/20	$1,280,507	$1,208,191	$1,100,087
8/31/20	$1,294,789	$1,198,439	$1,100,259
9/30/20	$1,292,314	$1,197,782	$1,100,183
10/31/20	$1,297,489	$1,192,434	$1,100,140
11/30/20	$1,322,640	$1,204,134	$1,101,224
12/31/20	$1,340,160	$1,205,794	$1,102,659
1/31/21	$1,346,224	$1,197,148	$1,103,091
2/28/21	$1,347,660	$1,179,861	$1,102,393
3/31/21	$1,347,548	$1,165,128	$1,101,834
4/30/21	$1,355,208	$1,174,333	$1,102,723
5/31/21	$1,358,210	$1,178,169	$1,104,043
6/30/21	$1,361,220	$1,186,447	$1,102,392
7/31/21	$1,361,105	$1,199,713	$1,104,303
8/31/21	$1,365,697	$1,197,429	$1,104,314
9/30/21	$1,367,155	$1,187,061	$1,103,393
10/31/21	$1,363,892	$1,186,734	$1,099,795
11/30/21	$1,357,464	$1,190,245	$1,098,877
12/31/21	$1,370,598	$1,187,200	$1,097,219
1/31/22	$1,360,943	$1,161,622	$1,089,360
2/28/22	$1,338,519	$1,148,663	$1,084,485
3/31/22	$1,325,629	$1,116,751	$1,069,745
4/30/22	$1,306,307	$1,074,373	$1,063,794
5/31/22	$1,311,012	$1,081,300	$1,070,325
6/30/22	$1,277,926	$1,064,336	$1,062,928
7/31/22	$1,310,898	$1,090,343	$1,068,585
8/31/22	$1,306,743	$1,059,533	$1,060,014
9/30/22	$1,270,111	$1,013,755	$1,046,976
10/31/22	$1,275,704	$1,000,624	$1,045,623
11/30/22	$1,304,183	$1,037,423	$1,054,280
12/31/22	$1,308,917	$1,032,743	$1,056,362
1/31/23	$1,341,319	$1,064,515	$1,064,974
2/28/23	$1,331,457	$1,036,991	$1,057,022
3/31/23	$1,330,069	$1,063,333	$1,072,334
4/30/23	$1,335,514	$1,069,778	$1,076,012
5/31/23	$1,337,549	$1,058,130	$1,072,768
6/30/23	$1,355,104	$1,054,356	$1,068,468
7/31/23	$1,369,269	$1,053,621	$1,073,029
8/31/23	$1,366,114	$1,046,891	$1,076,982
9/30/23	$1,359,465	$1,020,288	$1,076,335
10/31/23	$1,347,526	$1,004,186	$1,079,782
11/30/23	$1,381,277	$1,049,662	$1,092,339
12/31/23	$1,408,099	$1,089,842	$1,105,470
1/31/24	$1,419,066	$1,086,849	$1,109,856
2/29/24	$1,422,955	$1,071,494	$1,106,002
3/31/24	$1,437,585	$1,081,388	$1,110,497
4/30/24	$1,428,939	$1,054,074	$1,106,736
5/31/24	$1,449,092	$1,071,944	$1,114,807
6/30/24	$1,454,036	$1,082,092	$1,121,042
7/31/24	$1,477,179	$1,107,367	$1,134,341
8/31/24	$1,485,821	$1,123,279	$1,144,682
9/30/24	$1,501,839	$1,138,319	$1,154,176
10/31/24	$1,490,289	$1,110,090	$1,147,540
11/30/24	$1,510,158	$1,121,827	$1,151,425
12/31/24	$1,507,098	$1,103,468	$1,153,973
1/31/25	$1,525,388	$1,109,322	$1,159,222
2/28/25	$1,545,650	$1,133,729	$1,167,423
3/31/25	$1,548,935	$1,134,155	$1,172,780
4/30/25	$1,548,424	$1,138,613	$1,181,503
5/31/25	$1,557,483	$1,130,460	$1,180,087
6/30/25	$1,578,121	$1,147,843	$1,187,691
7/31/25	$1,585,329	$1,144,815	$1,187,515
8/31/25	$1,606,154	$1,158,507	$1,197,966
9/30/25	$1,615,376	$1,171,145	$1,201,939
10/31/25	$1,632,471	$1,178,462	$1,206,090
11/30/25	$1,641,776	$1,185,785	$1,211,695
12/31/25	$1,653,281	$1,184,031	$1,216,157
1/31/26	$1,662,693	$1,185,295	$1,218,949
2/28/26	$1,673,131	$1,204,706	$1,225,312
3/31/26	$1,651,511	$1,183,475	$1,220,088

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.62%	4.15%	5.14%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,435,111,000
Holdings Count | Holding	3,091
Advisory Fees Paid, Amount	$ 45,485,000
InvestmentCompanyPortfolioTurnover	768.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200437
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	I-3
Trading Symbol	PFNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,068	$1,003,838	$1,001,415
5/31/16	$1,038,227	$1,004,096	$1,000,773
6/30/16	$1,042,775	$1,022,137	$1,006,778
7/31/16	$1,065,847	$1,028,599	$1,006,956
8/31/16	$1,083,486	$1,027,423	$1,005,923
9/30/16	$1,089,596	$1,026,821	$1,007,091
10/31/16	$1,099,371	$1,018,967	$1,006,775
11/30/16	$1,098,451	$994,865	$1,002,700
12/31/16	$1,118,102	$996,268	$1,003,301
1/31/17	$1,128,286	$998,223	$1,005,183
2/28/17	$1,136,609	$1,004,932	$1,006,804
3/31/17	$1,143,518	$1,004,405	$1,007,407
4/30/17	$1,149,975	$1,012,156	$1,009,269
5/31/17	$1,158,001	$1,019,947	$1,010,999
6/30/17	$1,160,771	$1,018,920	$1,010,580
7/31/17	$1,167,523	$1,023,305	$1,013,194
8/31/17	$1,173,220	$1,032,484	$1,015,258
9/30/17	$1,176,282	$1,027,566	$1,014,024
10/31/17	$1,180,691	$1,028,161	$1,013,790
11/30/17	$1,180,847	$1,026,841	$1,011,652
12/31/17	$1,183,750	$1,031,554	$1,011,978
1/31/18	$1,184,902	$1,019,674	$1,009,260
2/28/18	$1,183,616	$1,010,008	$1,008,303
3/31/18	$1,190,546	$1,016,485	$1,009,909
4/30/18	$1,190,585	$1,008,925	$1,008,868
5/31/18	$1,190,821	$1,016,126	$1,012,665
6/30/18	$1,190,968	$1,014,876	$1,012,787
7/31/18	$1,198,053	$1,015,117	$1,013,355
8/31/18	$1,197,316	$1,021,649	$1,016,932
9/30/18	$1,200,283	$1,015,070	$1,016,212
10/31/18	$1,200,693	$1,007,049	$1,017,286
11/30/18	$1,198,583	$1,013,060	$1,020,275
12/31/18	$1,200,202	$1,031,671	$1,028,205
1/31/19	$1,217,861	$1,042,627	$1,032,285
2/28/19	$1,225,830	$1,042,023	$1,033,902
3/31/19	$1,232,787	$1,062,032	$1,040,710
4/30/19	$1,242,486	$1,062,304	$1,043,048
5/31/19	$1,242,495	$1,081,161	$1,050,371
6/30/19	$1,255,199	$1,094,739	$1,056,178
7/31/19	$1,259,426	$1,097,147	$1,055,823
8/31/19	$1,246,473	$1,125,576	$1,064,109
9/30/19	$1,252,819	$1,119,581	$1,063,630
10/31/19	$1,259,179	$1,122,953	$1,067,247
11/30/19	$1,264,087	$1,122,381	$1,067,251
12/31/19	$1,278,557	$1,121,599	$1,069,718
1/31/20	$1,282,049	$1,143,184	$1,075,749
2/29/20	$1,275,089	$1,163,759	$1,084,508
3/31/20	$1,194,681	$1,156,911	$1,088,864
4/30/20	$1,220,780	$1,177,476	$1,094,821
5/31/20	$1,245,436	$1,182,959	$1,096,895
6/30/20	$1,261,068	$1,190,410	$1,098,436
7/31/20	$1,278,262	$1,208,191	$1,100,087
8/31/20	$1,292,462	$1,198,439	$1,100,259
9/30/20	$1,289,934	$1,197,782	$1,100,183
10/31/20	$1,295,042	$1,192,434	$1,100,140
11/30/20	$1,320,088	$1,204,134	$1,101,224
12/31/20	$1,337,513	$1,205,794	$1,102,659
1/31/21	$1,343,510	$1,197,148	$1,103,091
2/28/21	$1,344,886	$1,179,861	$1,102,393
3/31/21	$1,344,715	$1,165,128	$1,101,834
4/30/21	$1,352,300	$1,174,333	$1,102,723
5/31/21	$1,355,239	$1,178,169	$1,104,043
6/30/21	$1,358,182	$1,186,447	$1,102,392
7/31/21	$1,358,011	$1,199,713	$1,104,303
8/31/21	$1,362,538	$1,197,429	$1,104,314
9/30/21	$1,363,935	$1,187,061	$1,103,393
10/31/21	$1,360,619	$1,186,734	$1,099,795
11/30/21	$1,354,150	$1,190,245	$1,098,877
12/31/21	$1,367,195	$1,187,200	$1,097,219
1/31/22	$1,357,506	$1,161,622	$1,089,360
2/28/22	$1,335,076	$1,148,663	$1,084,485
3/31/22	$1,322,177	$1,116,751	$1,069,745
4/30/22	$1,302,852	$1,074,373	$1,063,794
5/31/22	$1,307,501	$1,081,300	$1,070,325
6/30/22	$1,274,449	$1,064,336	$1,062,928
7/31/22	$1,307,278	$1,090,343	$1,068,585
8/31/22	$1,303,079	$1,059,533	$1,060,014
9/30/22	$1,266,500	$1,013,755	$1,046,976
10/31/22	$1,272,014	$1,000,624	$1,045,623
11/30/22	$1,300,354	$1,037,423	$1,054,280
12/31/22	$1,305,024	$1,032,743	$1,056,362
1/31/23	$1,337,280	$1,064,515	$1,064,974
2/28/23	$1,327,369	$1,036,991	$1,057,022
3/31/23	$1,325,943	$1,063,333	$1,072,334
4/30/23	$1,331,309	$1,069,778	$1,076,012
5/31/23	$1,333,282	$1,058,130	$1,072,768
6/30/23	$1,350,721	$1,054,356	$1,068,468
7/31/23	$1,364,793	$1,053,621	$1,073,029
8/31/23	$1,361,605	$1,046,891	$1,076,982
9/30/23	$1,354,906	$1,020,288	$1,076,335
10/31/23	$1,342,968	$1,004,186	$1,079,782
11/30/23	$1,376,524	$1,049,662	$1,092,339
12/31/23	$1,403,180	$1,089,842	$1,105,470
1/31/24	$1,414,065	$1,086,849	$1,109,856
2/29/24	$1,417,872	$1,071,494	$1,106,002
3/31/24	$1,432,385	$1,081,388	$1,110,497
4/30/24	$1,423,717	$1,054,074	$1,106,736
5/31/24	$1,443,724	$1,071,944	$1,114,807
6/30/24	$1,448,583	$1,082,092	$1,121,042
7/31/24	$1,471,599	$1,107,367	$1,134,341
8/31/24	$1,480,147	$1,123,279	$1,144,682
9/30/24	$1,496,044	$1,138,319	$1,154,176
10/31/24	$1,484,473	$1,110,090	$1,147,540
11/30/24	$1,504,209	$1,121,827	$1,151,425
12/31/24	$1,501,088	$1,103,468	$1,153,973
1/31/25	$1,519,236	$1,109,322	$1,159,222
2/28/25	$1,539,355	$1,133,729	$1,167,423
3/31/25	$1,542,561	$1,134,155	$1,172,780
4/30/25	$1,541,979	$1,138,613	$1,181,503
5/31/25	$1,550,944	$1,130,460	$1,180,087
6/30/25	$1,571,441	$1,147,843	$1,187,691
7/31/25	$1,578,545	$1,144,815	$1,187,515
8/31/25	$1,599,192	$1,158,507	$1,197,966
9/30/25	$1,608,325	$1,171,145	$1,201,939
10/31/25	$1,625,272	$1,178,462	$1,206,090
11/30/25	$1,634,468	$1,185,785	$1,211,695
12/31/25	$1,645,851	$1,184,031	$1,216,157
1/31/26	$1,655,152	$1,185,295	$1,218,949
2/28/26	$1,665,474	$1,204,706	$1,225,312
3/31/26	$1,643,901	$1,183,475	$1,220,088

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.57%	4.10%	5.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,435,111,000
Holdings Count | Holding	3,091
Advisory Fees Paid, Amount	$ 45,485,000
InvestmentCompanyPortfolioTurnover	768.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000222832
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class C-2
Trading Symbol	PLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$146	1.42%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C-2 (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,264	$10,038	$10,014
5/31/16	$10,369	$10,041	$10,008
6/30/16	$10,407	$10,221	$10,068
7/31/16	$10,631	$10,286	$10,070
8/31/16	$10,799	$10,274	$10,059
9/30/16	$10,853	$10,268	$10,071
10/31/16	$10,943	$10,190	$10,068
11/30/16	$10,927	$9,949	$10,027
12/31/16	$11,115	$9,963	$10,033
1/31/17	$11,209	$9,982	$10,052
2/28/17	$11,285	$10,049	$10,068
3/31/17	$11,346	$10,044	$10,074
4/30/17	$11,403	$10,122	$10,093
5/31/17	$11,475	$10,199	$10,110
6/30/17	$11,495	$10,189	$10,106
7/31/17	$11,554	$10,233	$10,132
8/31/17	$11,602	$10,325	$10,153
9/30/17	$11,625	$10,276	$10,140
10/31/17	$11,661	$10,282	$10,138
11/30/17	$11,655	$10,268	$10,117
12/31/17	$11,676	$10,316	$10,120
1/31/18	$11,679	$10,197	$10,093
2/28/18	$11,659	$10,100	$10,083
3/31/18	$11,720	$10,165	$10,099
4/30/18	$11,713	$10,089	$10,089
5/31/18	$11,707	$10,161	$10,127
6/30/18	$11,701	$10,149	$10,128
7/31/18	$11,762	$10,151	$10,134
8/31/18	$11,747	$10,216	$10,169
9/30/18	$11,769	$10,151	$10,162
10/31/18	$11,765	$10,070	$10,173
11/30/18	$11,737	$10,131	$10,203
12/31/18	$11,745	$10,317	$10,282
1/31/19	$11,910	$10,426	$10,323
2/28/19	$11,981	$10,420	$10,339
3/31/19	$12,042	$10,620	$10,407
4/30/19	$12,129	$10,623	$10,430
5/31/19	$12,121	$10,812	$10,504
6/30/19	$12,237	$10,947	$10,562
7/31/19	$12,271	$10,971	$10,558
8/31/19	$12,137	$11,256	$10,641
9/30/19	$12,191	$11,196	$10,636
10/31/19	$12,245	$11,230	$10,672
11/30/19	$12,285	$11,224	$10,673
12/31/19	$12,418	$11,216	$10,697
1/31/20	$12,444	$11,432	$10,757
2/29/20	$12,369	$11,638	$10,845
3/31/20	$11,582	$11,569	$10,889
4/30/20	$11,827	$11,775	$10,948
5/31/20	$12,058	$11,830	$10,969
6/30/20	$12,202	$11,904	$10,984
7/31/20	$12,360	$12,082	$11,001
8/31/20	$12,490	$11,984	$11,003
9/30/20	$12,458	$11,978	$11,002
10/31/20	$12,499	$11,924	$11,001
11/30/20	$12,733	$12,041	$11,012
12/31/20	$12,893	$12,058	$11,027
1/31/21	$12,943	$11,971	$11,031
2/28/21	$12,948	$11,799	$11,024
3/31/21	$12,938	$11,651	$11,018
4/30/21	$13,003	$11,743	$11,027
5/31/21	$13,023	$11,782	$11,040
6/30/21	$13,043	$11,864	$11,024
7/31/21	$13,034	$11,997	$11,043
8/31/21	$13,069	$11,974	$11,043
9/30/21	$13,074	$11,871	$11,034
10/31/21	$13,034	$11,867	$10,998
11/30/21	$12,964	$11,902	$10,989
12/31/21	$13,081	$11,872	$10,972
1/31/22	$12,980	$11,616	$10,894
2/28/22	$12,758	$11,487	$10,845
3/31/22	$12,626	$11,168	$10,697
4/30/22	$12,434	$10,744	$10,638
5/31/22	$12,470	$10,813	$10,703
6/30/22	$12,147	$10,643	$10,629
7/31/22	$12,452	$10,903	$10,686
8/31/22	$12,405	$10,595	$10,600
9/30/22	$12,049	$10,138	$10,470
10/31/22	$12,094	$10,006	$10,456
11/30/22	$12,356	$10,374	$10,543
12/31/22	$12,392	$10,327	$10,564
1/31/23	$12,691	$10,645	$10,650
2/28/23	$12,589	$10,370	$10,570
3/31/23	$12,567	$10,633	$10,723
4/30/23	$12,610	$10,698	$10,760
5/31/23	$12,621	$10,581	$10,728
6/30/23	$12,779	$10,544	$10,685
7/31/23	$12,904	$10,536	$10,730
8/31/23	$12,865	$10,469	$10,770
9/30/23	$12,794	$10,203	$10,763
10/31/23	$12,673	$10,042	$10,798
11/30/23	$12,982	$10,497	$10,923
12/31/23	$13,226	$10,898	$11,055
1/31/24	$13,320	$10,868	$11,099
2/29/24	$13,347	$10,715	$11,060
3/31/24	$13,476	$10,814	$11,105
4/30/24	$13,386	$10,541	$11,067
5/31/24	$13,566	$10,719	$11,148
6/30/24	$13,603	$10,821	$11,210
7/31/24	$13,810	$11,074	$11,343
8/31/24	$13,882	$11,233	$11,447
9/30/24	$14,022	$11,383	$11,542
10/31/24	$13,905	$11,101	$11,475
11/30/24	$14,081	$11,218	$11,514
12/31/24	$14,043	$11,035	$11,540
1/31/25	$14,204	$11,093	$11,592
2/28/25	$14,384	$11,337	$11,674
3/31/25	$14,405	$11,342	$11,728
4/30/25	$14,390	$11,386	$11,815
5/31/25	$14,465	$11,305	$11,801
6/30/25	$14,647	$11,478	$11,877
7/31/25	$14,704	$11,448	$11,875
8/31/25	$14,887	$11,585	$11,980
9/30/25	$14,963	$11,711	$12,019
10/31/25	$15,111	$11,785	$12,061
11/30/25	$15,187	$11,858	$12,117
12/31/25	$15,284	$11,840	$12,162
1/31/26	$15,360	$11,853	$12,189
2/28/26	$15,447	$12,047	$12,253
3/31/26	$15,237	$11,835	$12,201

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	5.78%	3.32%	4.30%
Class C-2 (including sales charge)	4.78%	3.32%	4.30%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 18,435,111,000
Holdings Count | Holding	3,091
Advisory Fees Paid, Amount	$ 45,485,000
InvestmentCompanyPortfolioTurnover	768.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000152877
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Class A
Trading Symbol	PFANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$9,622	$10,000	$10,000
4/30/16	$9,806	$10,017	$10,131
5/31/16	$9,929	$10,059	$10,273
6/30/16	$9,893	$10,251	$10,285
7/31/16	$10,233	$10,312	$10,544
8/31/16	$10,470	$10,307	$10,679
9/30/16	$10,430	$10,306	$10,617
10/31/16	$10,566	$10,206	$10,678
11/30/16	$10,409	$10,037	$10,408
12/31/16	$10,620	$10,065	$10,535
1/31/17	$10,790	$10,028	$10,754
2/28/17	$10,982	$10,114	$10,964
3/31/17	$11,046	$10,109	$11,031
4/30/17	$11,229	$10,178	$11,220
5/31/17	$11,381	$10,237	$11,341
6/30/17	$11,442	$10,208	$11,442
7/31/17	$11,650	$10,242	$11,575
8/31/17	$11,705	$10,335	$11,606
9/30/17	$11,779	$10,288	$11,658
10/31/17	$11,969	$10,331	$11,779
11/30/17	$11,936	$10,347	$11,782
12/31/17	$11,993	$10,370	$11,808
1/31/18	$12,118	$10,296	$11,747
2/28/18	$12,004	$10,273	$11,743
3/31/18	$11,916	$10,358	$11,709
4/30/18	$11,939	$10,320	$11,683
5/31/18	$11,765	$10,358	$11,639
6/30/18	$11,776	$10,377	$11,668
7/31/18	$11,940	$10,380	$11,794
8/31/18	$11,964	$10,412	$11,856
9/30/18	$12,003	$10,372	$11,824
10/31/18	$11,813	$10,352	$11,672
11/30/18	$11,562	$10,403	$11,447
12/31/18	$11,444	$10,553	$11,342
1/31/19	$11,928	$10,665	$11,902
2/28/19	$12,122	$10,678	$12,097
3/31/19	$12,214	$10,869	$12,210
4/30/19	$12,509	$10,875	$12,413
5/31/19	$12,410	$11,032	$12,396
6/30/19	$12,752	$11,186	$12,662
7/31/19	$12,927	$11,274	$12,846
8/31/19	$13,051	$11,530	$12,937
9/30/19	$13,205	$11,477	$13,055
10/31/19	$13,420	$11,457	$13,208
11/30/19	$13,572	$11,443	$13,255
12/31/19	$13,739	$11,420	$13,433
1/31/20	$13,932	$11,626	$13,617
2/29/20	$13,675	$11,768	$13,308
3/31/20	$11,840	$11,585	$11,787
4/30/20	$12,588	$11,773	$12,691
5/31/20	$12,884	$11,806	$12,959
6/30/20	$13,109	$11,865	$13,019
7/31/20	$13,485	$11,995	$13,500
8/31/20	$13,809	$11,908	$13,784
9/30/20	$13,692	$11,951	$13,691
10/31/20	$13,757	$11,952	$13,773
11/30/20	$14,444	$12,020	$14,264
12/31/20	$14,610	$12,057	$14,478
1/31/21	$14,583	$11,993	$14,403
2/28/21	$14,663	$11,806	$14,337
3/31/21	$14,737	$11,760	$14,497
4/30/21	$14,990	$11,790	$14,688
5/31/21	$15,044	$11,817	$14,778
6/30/21	$15,179	$11,874	$14,966
7/31/21	$15,232	$12,022	$15,028
8/31/21	$15,326	$11,998	$15,066
9/30/21	$15,328	$11,884	$15,050
10/31/21	$15,247	$11,853	$15,035
11/30/21	$15,044	$11,938	$14,835
12/31/21	$15,237	$11,890	$15,068
1/31/22	$14,930	$11,703	$14,716
2/28/22	$14,525	$11,547	$14,232
3/31/22	$14,321	$11,298	$14,130
4/30/22	$13,843	$10,994	$13,573
5/31/22	$13,716	$10,979	$13,609
6/30/22	$12,886	$10,813	$12,984
7/31/22	$13,583	$11,088	$13,669
8/31/22	$13,270	$10,799	$13,329
9/30/22	$12,509	$10,452	$12,748
10/31/22	$12,653	$10,416	$12,669
11/30/22	$13,084	$10,682	$13,160
12/31/22	$13,227	$10,556	$13,080
1/31/23	$14,026	$10,799	$14,065
2/28/23	$13,815	$10,626	$13,831
3/31/23	$12,546	$10,862	$12,923
4/30/23	$12,714	$10,918	$13,117
5/31/23	$12,698	$10,875	$13,040
6/30/23	$12,766	$10,869	$13,200
7/31/23	$13,090	$10,872	$13,493
8/31/23	$12,998	$10,858	$13,404
9/30/23	$12,943	$10,671	$13,294
10/31/23	$12,740	$10,595	$12,999
11/30/23	$13,397	$10,960	$13,763
12/31/23	$13,922	$11,310	$14,223
1/31/24	$14,096	$11,288	$14,546
2/29/24	$14,175	$11,210	$14,645
3/31/24	$14,447	$11,311	$14,836
4/30/24	$14,271	$11,129	$14,608
5/31/24	$14,559	$11,228	$14,893
6/30/24	$14,679	$11,325	$14,974
7/31/24	$14,890	$11,544	$15,153
8/31/24	$15,133	$11,670	$15,496
9/30/24	$15,398	$11,806	$15,823
10/31/24	$15,316	$11,646	$15,747
11/30/24	$15,398	$11,784	$15,839
12/31/24	$15,369	$11,694	$15,723
1/31/25	$15,486	$11,739	$15,861
2/28/25	$15,685	$11,881	$16,029
3/31/25	$15,576	$11,831	$15,849
4/30/25	$15,441	$11,948	$15,720
5/31/25	$15,660	$11,908	$15,927
6/30/25	$15,940	$12,022	$16,179
7/31/25	$16,060	$12,013	$16,397
8/31/25	$16,213	$12,078	$16,556
9/30/25	$16,458	$12,167	$16,798
10/31/25	$16,820	$12,263	$16,844
11/30/25	$16,837	$12,289	$16,808
12/31/25	$16,868	$12,263	$16,895
1/31/26	$17,042	$12,292	$17,105
2/28/26	$17,200	$12,465	$17,200
3/31/26	$16,776	$12,244	$16,783

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.71%	2.63%	5.72%
Class A (including sales charge)	3.67%	1.85%	5.31%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 727,682,000
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 3,526,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000152878
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Class C
Trading Symbol	PFCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	2.06%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,192	$10,017	$10,131
5/31/16	$10,299	$10,059	$10,273
6/30/16	$10,256	$10,251	$10,285
7/31/16	$10,610	$10,312	$10,544
8/31/16	$10,846	$10,307	$10,679
9/30/16	$10,792	$10,306	$10,617
10/31/16	$10,934	$10,206	$10,678
11/30/16	$10,772	$10,037	$10,408
12/31/16	$10,978	$10,065	$10,535
1/31/17	$11,155	$10,028	$10,754
2/28/17	$11,333	$10,114	$10,964
3/31/17	$11,397	$10,109	$11,031
4/30/17	$11,576	$10,178	$11,220
5/31/17	$11,732	$10,237	$11,341
6/30/17	$11,781	$10,208	$11,442
7/31/17	$11,985	$10,242	$11,575
8/31/17	$12,030	$10,335	$11,606
9/30/17	$12,109	$10,288	$11,658
10/31/17	$12,293	$10,331	$11,779
11/30/17	$12,259	$10,347	$11,782
12/31/17	$12,300	$10,370	$11,808
1/31/18	$12,417	$10,296	$11,747
2/28/18	$12,290	$10,273	$11,743
3/31/18	$12,206	$10,358	$11,709
4/30/18	$12,219	$10,320	$11,683
5/31/18	$12,030	$10,358	$11,639
6/30/18	$12,033	$10,377	$11,668
7/31/18	$12,201	$10,380	$11,794
8/31/18	$12,214	$10,412	$11,856
9/30/18	$12,240	$10,372	$11,824
10/31/18	$12,046	$10,352	$11,672
11/30/18	$11,781	$10,403	$11,447
12/31/18	$11,658	$10,553	$11,342
1/31/19	$12,138	$10,665	$11,902
2/28/19	$12,324	$10,678	$12,097
3/31/19	$12,414	$10,869	$12,210
4/30/19	$12,714	$10,875	$12,413
5/31/19	$12,603	$11,032	$12,396
6/30/19	$12,944	$11,186	$12,662
7/31/19	$13,108	$11,274	$12,846
8/31/19	$13,225	$11,530	$12,937
9/30/19	$13,373	$11,477	$13,055
10/31/19	$13,591	$11,457	$13,208
11/30/19	$13,731	$11,443	$13,255
12/31/19	$13,888	$11,420	$13,433
1/31/20	$14,082	$11,626	$13,617
2/29/20	$13,823	$11,768	$13,308
3/31/20	$11,948	$11,585	$11,787
4/30/20	$12,703	$11,773	$12,691
5/31/20	$13,003	$11,806	$12,959
6/30/20	$13,202	$11,865	$13,019
7/31/20	$13,581	$11,995	$13,500
8/31/20	$13,908	$11,908	$13,784
9/30/20	$13,777	$11,951	$13,691
10/31/20	$13,830	$11,952	$13,773
11/30/20	$14,510	$12,020	$14,264
12/31/20	$14,683	$12,057	$14,478
1/31/21	$14,630	$11,993	$14,403
2/28/21	$14,710	$11,806	$14,337
3/31/21	$14,775	$11,760	$14,497
4/30/21	$15,017	$11,790	$14,688
5/31/21	$15,057	$11,817	$14,778
6/30/21	$15,188	$11,874	$14,966
7/31/21	$15,229	$12,022	$15,028
8/31/21	$15,309	$11,998	$15,066
9/30/21	$15,310	$11,884	$15,050
10/31/21	$15,215	$11,853	$15,035
11/30/21	$15,012	$11,938	$14,835
12/31/21	$15,189	$11,890	$15,068
1/31/22	$14,868	$11,703	$14,716
2/28/22	$14,464	$11,547	$14,232
3/31/22	$14,249	$11,298	$14,130
4/30/22	$13,758	$10,994	$13,573
5/31/22	$13,617	$10,979	$13,609
6/30/22	$12,800	$10,813	$12,984
7/31/22	$13,480	$11,088	$13,669
8/31/22	$13,154	$10,799	$13,329
9/30/22	$12,400	$10,452	$12,748
10/31/22	$12,529	$10,416	$12,669
11/30/22	$12,958	$10,682	$13,160
12/31/22	$13,086	$10,556	$13,080
1/31/23	$13,865	$10,799	$14,065
2/28/23	$13,640	$10,626	$13,831
3/31/23	$12,377	$10,862	$12,923
4/30/23	$12,544	$10,918	$13,117
5/31/23	$12,513	$10,875	$13,040
6/30/23	$12,594	$10,869	$13,200
7/31/23	$12,899	$10,872	$13,493
8/31/23	$12,792	$10,858	$13,404
9/30/23	$12,730	$10,671	$13,294
10/31/23	$12,529	$10,595	$12,999
11/30/23	$13,162	$10,960	$13,763
12/31/23	$13,667	$11,310	$14,223
1/31/24	$13,823	$11,288	$14,546
2/29/24	$13,901	$11,210	$14,645
3/31/24	$14,162	$11,311	$14,836
4/30/24	$13,972	$11,129	$14,608
5/31/24	$14,240	$11,228	$14,893
6/30/24	$14,352	$11,325	$14,974
7/31/24	$14,559	$11,544	$15,153
8/31/24	$14,782	$11,670	$15,496
9/30/24	$15,031	$11,806	$15,823
10/31/24	$14,934	$11,646	$15,747
11/30/24	$15,015	$11,784	$15,839
12/31/24	$14,974	$11,694	$15,723
1/31/25	$15,072	$11,739	$15,861
2/28/25	$15,267	$11,881	$16,029
3/31/25	$15,156	$11,831	$15,849
4/30/25	$15,007	$11,948	$15,720
5/31/25	$15,205	$11,908	$15,927
6/30/25	$15,473	$12,022	$16,179
7/31/25	$15,573	$12,013	$16,397
8/31/25	$15,723	$12,078	$16,556
9/30/25	$15,949	$12,167	$16,798
10/31/25	$16,285	$12,263	$16,844
11/30/25	$16,302	$12,289	$16,808
12/31/25	$16,331	$12,263	$16,895
1/31/26	$16,484	$12,292	$17,105
2/28/26	$16,619	$12,465	$17,200
3/31/26	$16,195	$12,244	$16,783

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.86%	1.85%	4.94%
Class C (including sales charge)	5.86%	1.85%	4.94%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 727,682,000
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 3,526,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000152873
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Institutional Class
Trading Symbol	PFINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,020,127	$1,001,698	$1,013,110
5/31/16	$1,031,780	$1,005,932	$1,027,263
6/30/16	$1,028,341	$1,025,081	$1,028,476
7/31/16	$1,064,838	$1,031,206	$1,054,392
8/31/16	$1,089,527	$1,030,680	$1,067,921
9/30/16	$1,085,121	$1,030,557	$1,061,716
10/31/16	$1,100,389	$1,020,565	$1,067,768
11/30/16	$1,085,121	$1,003,709	$1,040,828
12/31/16	$1,106,887	$1,006,459	$1,053,485
1/31/17	$1,125,761	$1,002,793	$1,075,439
2/28/17	$1,144,634	$1,011,378	$1,096,443
3/31/17	$1,152,156	$1,010,911	$1,103,076
4/30/17	$1,171,321	$1,017,767	$1,121,961
5/31/17	$1,188,231	$1,023,707	$1,134,134
6/30/17	$1,194,273	$1,020,842	$1,144,171
7/31/17	$1,216,028	$1,024,198	$1,157,511
8/31/17	$1,221,753	$1,033,532	$1,160,649
9/30/17	$1,230,929	$1,028,761	$1,165,814
10/31/17	$1,250,726	$1,033,100	$1,177,892
11/30/17	$1,248,397	$1,034,700	$1,178,233
12/31/17	$1,253,818	$1,037,013	$1,180,813
1/31/18	$1,266,928	$1,029,610	$1,174,697
2/28/18	$1,255,010	$1,027,288	$1,174,321
3/31/18	$1,247,588	$1,035,806	$1,170,856
4/30/18	$1,250,008	$1,031,952	$1,168,328
5/31/18	$1,231,857	$1,035,807	$1,163,888
6/30/18	$1,233,247	$1,037,738	$1,166,844
7/31/18	$1,251,672	$1,038,022	$1,179,364
8/31/18	$1,254,128	$1,041,212	$1,185,568
9/30/18	$1,257,953	$1,037,229	$1,182,414
10/31/18	$1,239,252	$1,035,202	$1,167,208
11/30/18	$1,213,071	$1,040,267	$1,144,693
12/31/18	$1,201,525	$1,055,294	$1,134,184
1/31/19	$1,252,169	$1,066,471	$1,190,202
2/28/19	$1,272,427	$1,067,753	$1,209,662
3/31/19	$1,282,892	$1,086,877	$1,221,045
4/30/19	$1,315,028	$1,087,524	$1,241,266
5/31/19	$1,304,745	$1,103,173	$1,239,552
6/30/19	$1,341,311	$1,118,641	$1,266,165
7/31/19	$1,359,578	$1,127,444	$1,284,614
8/31/19	$1,372,626	$1,153,012	$1,293,747
9/30/19	$1,389,544	$1,147,669	$1,305,456
10/31/19	$1,412,062	$1,145,688	$1,320,768
11/30/19	$1,427,958	$1,144,344	$1,325,550
12/31/19	$1,446,844	$1,141,998	$1,343,326
1/31/20	$1,468,419	$1,162,607	$1,361,742
2/29/20	$1,441,450	$1,176,836	$1,330,791
3/31/20	$1,248,489	$1,158,521	$1,178,667
4/30/20	$1,326,943	$1,177,276	$1,269,060
5/31/20	$1,359,406	$1,180,613	$1,295,912
6/30/20	$1,382,523	$1,186,505	$1,301,874
7/31/20	$1,423,385	$1,199,470	$1,349,965
8/31/20	$1,458,800	$1,190,779	$1,378,395
9/30/20	$1,446,541	$1,195,129	$1,369,147
10/31/20	$1,453,351	$1,195,216	$1,377,321
11/30/20	$1,526,904	$1,202,035	$1,426,422
12/31/20	$1,544,466	$1,205,728	$1,447,846
1/31/21	$1,541,683	$1,199,261	$1,440,260
2/28/21	$1,551,423	$1,180,606	$1,433,749
3/31/21	$1,558,917	$1,175,955	$1,449,679
4/30/21	$1,585,601	$1,179,029	$1,468,757
5/31/21	$1,592,623	$1,181,661	$1,477,804
6/30/21	$1,607,799	$1,187,424	$1,496,631
7/31/21	$1,613,460	$1,202,182	$1,502,782
8/31/21	$1,623,367	$1,199,773	$1,506,585
9/30/21	$1,623,558	$1,188,446	$1,505,048
10/31/21	$1,616,431	$1,185,338	$1,503,528
11/30/21	$1,595,049	$1,193,793	$1,483,486
12/31/21	$1,615,531	$1,188,952	$1,506,777
1/31/22	$1,583,132	$1,170,272	$1,471,638
2/28/22	$1,541,897	$1,154,705	$1,423,222
3/31/22	$1,521,551	$1,129,814	$1,413,031
4/30/22	$1,469,545	$1,099,449	$1,357,315
5/31/22	$1,456,172	$1,097,936	$1,360,899
6/30/22	$1,369,355	$1,081,273	$1,298,433
7/31/22	$1,444,511	$1,108,814	$1,366,887
8/31/22	$1,409,939	$1,079,868	$1,332,934
9/30/22	$1,330,588	$1,045,202	$1,274,844
10/31/22	$1,345,812	$1,041,624	$1,266,940
11/30/22	$1,393,007	$1,068,168	$1,316,022
12/31/22	$1,408,442	$1,055,562	$1,308,033
1/31/23	$1,493,077	$1,079,874	$1,406,528
2/28/23	$1,470,721	$1,062,650	$1,383,138
3/31/23	$1,335,568	$1,086,213	$1,292,251
4/30/23	$1,354,971	$1,091,806	$1,311,687
5/31/23	$1,353,354	$1,087,507	$1,303,987
6/30/23	$1,361,464	$1,086,858	$1,319,987
7/31/23	$1,395,828	$1,087,210	$1,349,330
8/31/23	$1,387,646	$1,085,844	$1,340,357
9/30/23	$1,381,307	$1,067,119	$1,329,353
10/31/23	$1,361,408	$1,059,542	$1,299,921
11/30/23	$1,431,054	$1,095,972	$1,376,279
12/31/23	$1,486,686	$1,130,998	$1,422,288
1/31/24	$1,505,165	$1,128,781	$1,454,616
2/29/24	$1,515,244	$1,121,036	$1,464,523
3/31/24	$1,543,688	$1,131,144	$1,483,561
4/30/24	$1,526,668	$1,112,932	$1,460,758
5/31/24	$1,557,304	$1,122,780	$1,489,331
6/30/24	$1,569,460	$1,132,522	$1,497,358
7/31/24	$1,593,606	$1,154,402	$1,515,267
8/31/24	$1,619,476	$1,167,045	$1,549,634
9/30/24	$1,649,302	$1,180,588	$1,582,315
10/31/24	$1,640,566	$1,164,612	$1,574,720
11/30/24	$1,651,049	$1,178,445	$1,583,885
12/31/24	$1,647,883	$1,169,402	$1,572,307
1/31/25	$1,660,287	$1,173,932	$1,586,064
2/28/25	$1,681,550	$1,188,068	$1,602,877
3/31/25	$1,671,070	$1,183,110	$1,584,892
4/30/25	$1,656,711	$1,194,759	$1,572,008
5/31/25	$1,680,045	$1,190,809	$1,592,742
6/30/25	$1,711,071	$1,202,213	$1,617,908
7/31/25	$1,725,618	$1,201,251	$1,639,733
8/31/25	$1,741,983	$1,207,833	$1,655,589
9/30/25	$1,767,788	$1,216,730	$1,679,777
10/31/25	$1,808,300	$1,226,335	$1,684,431
11/30/25	$1,811,983	$1,228,914	$1,680,825
12/31/25	$1,815,104	$1,226,279	$1,689,482
1/31/26	$1,833,759	$1,229,243	$1,710,533
2/28/26	$1,852,414	$1,246,523	$1,720,026
3/31/26	$1,806,625	$1,224,396	$1,678,298

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.11%	2.99%	6.09%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 727,682,000
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 3,526,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000152874
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	I-2
Trading Symbol	PFPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,019,048	$1,001,698	$1,013,110
5/31/16	$1,030,688	$1,005,932	$1,027,263
6/30/16	$1,027,083	$1,025,081	$1,028,476
7/31/16	$1,063,534	$1,031,206	$1,054,392
8/31/16	$1,088,193	$1,030,680	$1,067,921
9/30/16	$1,084,481	$1,030,557	$1,061,716
10/31/16	$1,098,636	$1,020,565	$1,067,768
11/30/16	$1,083,392	$1,003,709	$1,040,828
12/31/16	$1,104,845	$1,006,459	$1,053,485
1/31/17	$1,123,684	$1,002,793	$1,075,439
2/28/17	$1,142,523	$1,011,378	$1,096,443
3/31/17	$1,149,247	$1,010,911	$1,103,076
4/30/17	$1,169,508	$1,017,767	$1,121,961
5/31/17	$1,186,392	$1,023,707	$1,134,134
6/30/17	$1,192,307	$1,020,842	$1,144,171
7/31/17	$1,214,027	$1,024,198	$1,157,511
8/31/17	$1,219,742	$1,033,532	$1,160,649
9/30/17	$1,229,010	$1,028,761	$1,165,814
10/31/17	$1,247,614	$1,033,100	$1,177,892
11/30/17	$1,245,289	$1,034,700	$1,178,233
12/31/17	$1,250,581	$1,037,013	$1,180,813
1/31/18	$1,263,670	$1,029,610	$1,174,697
2/28/18	$1,252,961	$1,027,288	$1,174,321
3/31/18	$1,244,323	$1,035,806	$1,170,856
4/30/18	$1,246,739	$1,031,952	$1,168,328
5/31/18	$1,228,618	$1,035,807	$1,163,888
6/30/18	$1,230,114	$1,037,738	$1,166,844
7/31/18	$1,248,511	$1,038,022	$1,179,364
8/31/18	$1,250,964	$1,041,212	$1,185,568
9/30/18	$1,254,519	$1,037,229	$1,182,414
10/31/18	$1,234,606	$1,035,202	$1,167,208
11/30/18	$1,209,714	$1,040,267	$1,144,693
12/31/18	$1,197,772	$1,055,294	$1,134,184
1/31/19	$1,247,047	$1,066,471	$1,190,202
2/28/19	$1,268,526	$1,067,753	$1,209,662
3/31/19	$1,278,722	$1,086,877	$1,221,045
4/30/19	$1,309,503	$1,087,524	$1,241,266
5/31/19	$1,299,243	$1,103,173	$1,239,552
6/30/19	$1,335,565	$1,118,641	$1,266,165
7/31/19	$1,353,789	$1,127,444	$1,284,614
8/31/19	$1,366,806	$1,153,012	$1,293,747
9/30/19	$1,383,308	$1,147,669	$1,305,456
10/31/19	$1,405,768	$1,145,688	$1,320,768
11/30/19	$1,421,623	$1,144,344	$1,325,550
12/31/19	$1,439,992	$1,141,998	$1,343,326
1/31/20	$1,461,504	$1,162,607	$1,361,742
2/29/20	$1,434,613	$1,176,836	$1,330,791
3/31/20	$1,242,063	$1,158,521	$1,178,667
4/30/20	$1,320,282	$1,177,276	$1,269,060
5/31/20	$1,352,649	$1,180,613	$1,295,912
6/30/20	$1,375,439	$1,186,505	$1,301,874
7/31/20	$1,414,815	$1,199,470	$1,349,965
8/31/20	$1,450,117	$1,190,779	$1,378,395
9/30/20	$1,437,897	$1,195,129	$1,369,147
10/31/20	$1,444,686	$1,195,216	$1,377,321
11/30/20	$1,518,007	$1,202,035	$1,426,422
12/31/20	$1,536,063	$1,205,728	$1,447,846
1/31/21	$1,531,904	$1,199,261	$1,440,260
2/28/21	$1,541,608	$1,180,606	$1,433,749
3/31/21	$1,548,843	$1,175,955	$1,449,679
4/30/21	$1,576,826	$1,179,029	$1,468,757
5/31/21	$1,582,422	$1,181,661	$1,477,804
6/30/21	$1,597,295	$1,187,424	$1,496,631
7/31/21	$1,602,935	$1,202,182	$1,502,782
8/31/21	$1,612,803	$1,199,773	$1,506,585
9/30/21	$1,613,913	$1,188,446	$1,505,048
10/31/21	$1,605,397	$1,185,338	$1,503,528
11/30/21	$1,585,524	$1,193,793	$1,483,486
12/31/21	$1,605,573	$1,188,952	$1,506,777
1/31/22	$1,573,315	$1,170,272	$1,471,638
2/28/22	$1,530,793	$1,154,705	$1,423,222
3/31/22	$1,510,212	$1,129,814	$1,413,031
4/30/22	$1,458,442	$1,099,449	$1,357,315
5/31/22	$1,445,130	$1,097,936	$1,360,899
6/30/22	$1,359,980	$1,081,273	$1,298,433
7/31/22	$1,433,290	$1,108,814	$1,366,887
8/31/22	$1,400,375	$1,079,868	$1,332,934
9/30/22	$1,319,568	$1,045,202	$1,274,844
10/31/22	$1,336,233	$1,041,624	$1,266,940
11/30/22	$1,381,683	$1,068,168	$1,316,022
12/31/22	$1,397,845	$1,055,562	$1,308,033
1/31/23	$1,480,445	$1,079,874	$1,406,528
2/28/23	$1,459,795	$1,062,650	$1,383,138
3/31/23	$1,325,222	$1,086,213	$1,292,251
4/30/23	$1,342,913	$1,091,806	$1,311,687
5/31/23	$1,341,304	$1,087,507	$1,303,987
6/30/23	$1,350,617	$1,086,858	$1,319,987
7/31/23	$1,384,790	$1,087,210	$1,349,330
8/31/23	$1,375,026	$1,085,844	$1,340,357
9/30/23	$1,368,402	$1,067,119	$1,329,353
10/31/23	$1,348,618	$1,059,542	$1,299,921
11/30/23	$1,417,862	$1,095,972	$1,376,279
12/31/23	$1,474,388	$1,130,998	$1,422,288
1/31/24	$1,492,755	$1,128,781	$1,454,616
2/29/24	$1,501,104	$1,121,036	$1,464,523
3/31/24	$1,530,642	$1,131,144	$1,483,561
4/30/24	$1,512,038	$1,112,932	$1,460,758
5/31/24	$1,542,481	$1,122,780	$1,489,331
6/30/24	$1,555,875	$1,132,522	$1,497,358
7/31/24	$1,578,151	$1,154,402	$1,515,267
8/31/24	$1,603,854	$1,167,045	$1,549,634
9/30/24	$1,632,998	$1,180,588	$1,582,315
10/31/24	$1,624,321	$1,164,612	$1,574,720
11/30/24	$1,634,733	$1,178,445	$1,583,885
12/31/24	$1,631,330	$1,169,402	$1,572,307
1/31/25	$1,643,649	$1,173,932	$1,586,064
2/28/25	$1,664,766	$1,188,068	$1,602,877
3/31/25	$1,654,167	$1,183,110	$1,584,892
4/30/25	$1,639,907	$1,194,759	$1,572,008
5/31/25	$1,663,079	$1,190,809	$1,592,742
6/30/25	$1,693,575	$1,202,213	$1,617,908
7/31/25	$1,706,213	$1,201,251	$1,639,733
8/31/25	$1,722,463	$1,207,833	$1,655,589
9/30/25	$1,749,414	$1,216,730	$1,679,777
10/31/25	$1,787,803	$1,226,335	$1,684,431
11/30/25	$1,791,459	$1,228,914	$1,680,825
12/31/25	$1,795,974	$1,226,279	$1,689,482
1/31/26	$1,814,490	$1,229,243	$1,710,533
2/28/26	$1,831,153	$1,246,523	$1,720,026
3/31/26	$1,785,448	$1,224,396	$1,678,298

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.94%	2.88%	5.97%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 727,682,000
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 3,526,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200467
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	I-3
Trading Symbol	PFNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,020,003	$1,001,698	$1,013,110
5/31/16	$1,031,525	$1,005,932	$1,027,263
6/30/16	$1,027,961	$1,025,081	$1,028,476
7/31/16	$1,064,311	$1,031,206	$1,054,392
8/31/16	$1,088,851	$1,030,680	$1,067,921
9/30/16	$1,084,314	$1,030,557	$1,061,716
10/31/16	$1,099,432	$1,020,565	$1,067,768
11/30/16	$1,084,044	$1,003,709	$1,040,828
12/31/16	$1,105,648	$1,006,459	$1,053,485
1/31/17	$1,124,359	$1,002,793	$1,075,439
2/28/17	$1,143,079	$1,011,378	$1,096,443
3/31/17	$1,150,444	$1,010,911	$1,103,076
4/30/17	$1,169,438	$1,017,767	$1,121,961
5/31/17	$1,186,171	$1,023,707	$1,134,134
6/30/17	$1,192,056	$1,020,842	$1,144,171
7/31/17	$1,213,618	$1,024,198	$1,157,511
8/31/17	$1,219,177	$1,033,532	$1,160,649
9/30/17	$1,228,182	$1,028,761	$1,165,814
10/31/17	$1,247,777	$1,033,100	$1,177,892
11/30/17	$1,245,300	$1,034,700	$1,178,233
12/31/17	$1,250,549	$1,037,013	$1,180,813
1/31/18	$1,263,464	$1,029,610	$1,174,697
2/28/18	$1,251,434	$1,027,288	$1,174,321
3/31/18	$1,243,875	$1,035,806	$1,170,856
4/30/18	$1,246,150	$1,031,952	$1,168,328
5/31/18	$1,229,245	$1,035,807	$1,163,888
6/30/18	$1,229,914	$1,037,738	$1,166,844
7/31/18	$1,248,307	$1,038,022	$1,179,364
8/31/18	$1,250,760	$1,041,212	$1,185,568
9/30/18	$1,254,535	$1,037,229	$1,182,414
10/31/18	$1,234,622	$1,035,202	$1,167,208
11/30/18	$1,208,486	$1,040,267	$1,144,693
12/31/18	$1,196,283	$1,055,294	$1,134,184
1/31/19	$1,246,866	$1,066,471	$1,190,202
2/28/19	$1,267,099	$1,067,753	$1,209,662
3/31/19	$1,277,174	$1,086,877	$1,221,045
4/30/19	$1,309,264	$1,087,524	$1,241,266
5/31/19	$1,298,995	$1,103,173	$1,239,552
6/30/19	$1,335,237	$1,118,641	$1,266,165
7/31/19	$1,353,475	$1,127,444	$1,284,614
8/31/19	$1,366,501	$1,153,012	$1,293,747
9/30/19	$1,381,626	$1,147,669	$1,305,456
10/31/19	$1,405,425	$1,145,688	$1,320,768
11/30/19	$1,421,290	$1,144,344	$1,325,550
12/31/19	$1,438,152	$1,141,998	$1,343,326
1/31/20	$1,459,678	$1,162,607	$1,361,742
2/29/20	$1,434,116	$1,176,836	$1,330,791
3/31/20	$1,240,049	$1,158,521	$1,178,667
4/30/20	$1,318,311	$1,177,276	$1,269,060
5/31/20	$1,350,695	$1,180,613	$1,295,912
6/30/20	$1,373,531	$1,186,505	$1,301,874
7/31/20	$1,414,288	$1,199,470	$1,349,965
8/31/20	$1,449,612	$1,190,779	$1,378,395
9/30/20	$1,437,384	$1,195,129	$1,369,147
10/31/20	$1,442,819	$1,195,216	$1,377,321
11/30/20	$1,516,182	$1,202,035	$1,426,422
12/31/20	$1,533,834	$1,205,728	$1,447,846
1/31/21	$1,531,060	$1,199,261	$1,440,260
2/28/21	$1,539,381	$1,180,606	$1,433,749
3/31/21	$1,547,776	$1,175,955	$1,449,679
4/30/21	$1,574,365	$1,179,029	$1,468,757
5/31/21	$1,579,963	$1,181,661	$1,477,804
6/30/21	$1,594,631	$1,187,424	$1,496,631
7/31/21	$1,601,681	$1,202,182	$1,502,782
8/31/21	$1,610,140	$1,199,773	$1,506,585
9/30/21	$1,611,165	$1,188,446	$1,505,048
10/31/21	$1,602,647	$1,185,338	$1,503,528
11/30/21	$1,581,354	$1,193,793	$1,483,486
12/31/21	$1,602,198	$1,188,952	$1,506,777
1/31/22	$1,569,949	$1,170,272	$1,471,638
2/28/22	$1,527,439	$1,154,705	$1,423,222
3/31/22	$1,506,830	$1,129,814	$1,413,031
4/30/22	$1,456,553	$1,099,449	$1,357,315
5/31/22	$1,443,244	$1,097,936	$1,360,899
6/30/22	$1,356,409	$1,081,273	$1,298,433
7/31/22	$1,431,184	$1,108,814	$1,366,887
8/31/22	$1,396,788	$1,079,868	$1,332,934
9/30/22	$1,317,513	$1,045,202	$1,274,844
10/31/22	$1,332,657	$1,041,624	$1,266,940
11/30/22	$1,378,089	$1,068,168	$1,316,022
12/31/22	$1,394,413	$1,055,562	$1,308,033
1/31/23	$1,476,998	$1,079,874	$1,406,528
2/28/23	$1,456,352	$1,062,650	$1,383,138
3/31/23	$1,321,874	$1,086,213	$1,292,251
4/30/23	$1,339,564	$1,091,806	$1,311,687
5/31/23	$1,337,956	$1,087,507	$1,303,987
6/30/23	$1,347,078	$1,086,858	$1,319,987
7/31/23	$1,381,243	$1,087,210	$1,349,330
8/31/23	$1,371,482	$1,085,844	$1,340,357
9/30/23	$1,366,422	$1,067,119	$1,329,353
10/31/23	$1,344,994	$1,059,542	$1,299,921
11/30/23	$1,414,222	$1,095,972	$1,376,279
12/31/23	$1,469,100	$1,130,998	$1,422,288
1/31/24	$1,489,134	$1,128,781	$1,454,616
2/29/24	$1,497,481	$1,121,036	$1,464,523
3/31/24	$1,525,373	$1,131,144	$1,483,561
4/30/24	$1,508,462	$1,112,932	$1,460,758
5/31/24	$1,538,902	$1,122,780	$1,489,331
6/30/24	$1,550,602	$1,132,522	$1,497,358
7/31/24	$1,574,589	$1,154,402	$1,515,267
8/31/24	$1,598,576	$1,167,045	$1,549,634
9/30/24	$1,627,701	$1,180,588	$1,582,315
10/31/24	$1,619,025	$1,164,612	$1,574,720
11/30/24	$1,629,437	$1,178,445	$1,583,885
12/31/24	$1,625,831	$1,169,402	$1,572,307
1/31/25	$1,638,148	$1,173,932	$1,586,064
2/28/25	$1,659,262	$1,188,068	$1,602,877
3/31/25	$1,650,145	$1,183,110	$1,584,892
4/30/25	$1,634,107	$1,194,759	$1,572,008
5/31/25	$1,657,273	$1,190,809	$1,592,742
6/30/25	$1,687,461	$1,202,213	$1,617,908
7/31/25	$1,701,899	$1,201,251	$1,639,733
8/31/25	$1,716,337	$1,207,833	$1,655,589
9/30/25	$1,743,151	$1,216,730	$1,679,777
10/31/25	$1,781,522	$1,226,335	$1,684,431
11/30/25	$1,785,177	$1,228,914	$1,680,825
12/31/25	$1,789,363	$1,226,279	$1,689,482
1/31/26	$1,807,867	$1,229,243	$1,710,533
2/28/26	$1,824,521	$1,246,523	$1,720,026
3/31/26	$1,778,571	$1,224,396	$1,678,298

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.78%	2.82%	5.93%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 727,682,000
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 3,526,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).